UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23002

LATTICE STRATEGIES TRUST

(Exact name of registrant as specified in charter)

101 Montgomery Street, 27th Floor, San Francisco, California 94104

(Address of Principal Executive Offices) (Zip Code)

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

Registrant’s telephone number, including area code: (415) 508-3400

Date of fiscal year end: September 30

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Dear Shareholders:

Thank you for investing in Hartford Multifactor ETFs. The following is the Funds’ Annual Report covering the year from October 1, 2017 through September 30, 2018.

Market Review

During the twelve months ended September 30, 2018, U.S. stocks, as measured by the S&P 500 Index,1 saw positive returns. During this period, the S&P 500 Index generated a 10.56% total return.

As of the end of the third calendar quarter 2018, there were more than 35 days when the S&P 500 Index closed 1% higher or lower than the previous day, which is more than triple the number of 1% swings experienced in all of 2017. Rising interest rates, inflation anxiety, and concerns surrounding U.S. tariffs and trade policies have all contributed to the return of market volatility.

Throughout 2018, the U.S. Federal Reserve (Fed) continued its cycle of interest-rate increases. As of the end of September, short-term rates range from 2% to 2.25%. At the time of this writing, expectations were for a continued gradual increase through the end of this calendar year. Central banks overseas are also expected to begin unwinding their accommodative policies by raising interest rates, which may impact global markets.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. For example, protectionist U.S. trade policies have sparked concern and uncertainty among some investors.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Multifactor ETFs. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

Hartford Multifactor ETFs

The views expressed in each Fund’s Manager Discussion under “Why did the Fund perform this way?” and “What is the outlook?” are views of that Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. Each Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Fund Performance and Summary

Hartford Multifactor Developed Markets (ex-US) ETF inception 02/25/2015 (Unaudited)

(sub-advised by BNY Mellon Asset Management North America Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns (as of 9/30/18)

	1 Year	Since Inception[1]
Multifactor Developed Markets (ex-US) ETF (NAV Return)	4.85%	6.87%
Multifactor Developed Markets (ex-US) ETF (Market Price Return)	4.22%	6.85%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	4.95%	7.08%

[1]	Inception: 2/25/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index is calculated by Solactive AG and represents the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.

The index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus, as supplemented, was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the year ended September 30, 2018.

2

Hartford Multifactor Developed Markets (ex-US) ETF

Manager Discussion

September 30, 2018 (Unaudited)

Hartford Multifactor Developed Market (ex-US) ETF (“the Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index (LRODMX) (“the Index”), that tracks the performance of companies located in major developed markets of Europe, Canada, and the Pacific Region.

The Fund seeks to generate returns by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)	Deliberately Allocate Risks by providing exposure to the growth potential of international companies while explicitly seeking to reduce volatility and drawdown risk.
2)	Improve Diversification by diversifying exposure across developed market economies and potentially reducing individual country, currency, and individual company risks.
3)	Enhance Return Potential by selecting companies with a favorable combination of low valuation (50%), high momentum (30%), and high quality (20%) investment factors.
4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned 4.85% at net asset value (“NAV”) for the fiscal year ending September 30, 2018 compared to the Index, which returned 4.95% for the same period. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results. Derivatives were not used in a significant manner in the Fund during the period and did not have an impact on the Fund’s performance during the period.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • Diversification does not eliminate the risk of experiencing investment losses. • Due to its investment strategy, the Fund may make higher capital gain distributions than other ETFs.

Composition by Country(1)

as of September 30, 2018

Country	Percentage of Net Assets
Australia	5.8%
Austria	0.6
Belgium	1.2
Bermuda	0.2
Canada	11.3
Denmark	2.8

Country	Percentage of Net Assets
Finland	1.2%
France	6.5
Germany	6.5
Hong Kong	5.0
Ireland	1.1
Israel	2.4
Italy	2.0
Japan	20.6
Jersey	0.0 *
Luxembourg	0.5
Malta	0.1
Netherlands	3.5
New Zealand	1.5
Norway	0.1
Russia	0.1
Singapore	3.2
South Africa	0.1
Spain	1.8
Sweden	2.1
Switzerland	7.0
United Arab Emirates	0.5
United Kingdom	10.3
United States	1.5
Short-Term Investments	1.3
Other Assets & Liabilities	(0.8)

Total	100.0%

*	Percentage rounds to zero.
(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Composition by Sector(1)

as of September 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.0%
Consumer Discretionary	9.0
Consumer Staples	10.7
Energy	5.2
Financials	19.3
Health Care	11.9
Industrials	15.0
Information Technology	5.0
Materials	6.0
Real Estate	5.1
Utilities	5.3

Total	99.5%

Short-Term Investments	1.3
Other Assets & Liabilities	(0.8)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

3

Fund Performance and Summary

Hartford Multifactor Emerging Markets ETF inception 02/25/2015 (Unaudited)

(sub-advised by BNY Mellon Asset Management North America Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index based upon the emerging markets of the world.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns (as of 9/30/18)

	1 Year	Since Inception[1]
Multifactor Emerging Markets ETF (NAV Return)	-2.64%	-0.14%
Multifactor Emerging Markets ETF (Market Price Return)	-3.88%	-0.28%
Hartford Risk-Optimized Multifactor Emerging Markets Index	-2.29%	0.49%

[1]	Inception: 2/25/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Risk-Optimized Multifactor Emerging Markets Index is calculated by Solactive AG and is designed to balance risks and opportunities within equity markets of emerging economies while emphasizing constituents exhibiting a favorable combination of factor characteristics.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus, as supplemented, was 0.49%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the year ended September 30, 2018.

4

Hartford Multifactor Emerging Markets ETF

Manager Discussion

September 30, 2018 (Unaudited)

Hartford Multifactor Emerging Markets ETF (“the Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Risk-Optimized Multifactor Emerging Markets Index (LROAMX) (“the Index”), that tracks the performance of the emerging markets of the world.

The Fund seeks to generate returns and reduce volatility by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)	Deliberately Allocate Risks by expanding the investment opportunity and seeking to harness emerging markets’ growth potential and allocating risk across countries.
2)	Improve Diversification by improving exposure to countries earlier in their growth cycle (beyond the largest emerging countries) as well as to companies tied more closely to local emerging economies.
3)	Enhance Return Potential by selecting companies with a favorable combination of low valuation (50%), high momentum (30%), and high quality (20%) investment factors.
4)	Maintain Consistency by rebalancing the index twice a year in March and September and reconstituting annually in March to maintain intended investment exposures.

The Fund returned -2.64% at net asset value (“NAV”) for the fiscal year ending September 30, 2018 as compared to the Index which returned -2.29% for the same period. The difference in returns between the Fund and the Index was primarily the result of the Fund’s transaction costs and operating expenses that are not reflected in the Index’s results. Derivatives were not used in a significant manner in the Fund during the period and did not have an impact on the Fund’s performance during the period.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Diversification does not eliminate the risk of experiencing investment losses. • Due to its investment strategy, the Fund may make higher capital gain distributions than other ETFs.

Composition by Country(1)

as of September 30, 2018

Country	Percentage of Net Assets
Brazil	4.5%
Chile	5.4
China	6.7
Colombia	2.9

Country	Percentage of Net Assets
Hong Kong	1.1%
India	5.7
Indonesia	6.9
Malaysia	8.7
Mexico	4.4
Philippines	4.3
Poland	5.3
Russia	3.4
South Africa	5.3
South Korea	9.4
Taiwan	9.8
Thailand	9.2
Turkey	6.4
United States	0.2
Short-Term Investments	1.1
Other Assets & Liabilities	(0.7)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Composition by Sector(1)

as of September 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.5%
Consumer Discretionary	6.0
Consumer Staples	11.0
Energy	9.3
Financials	30.3
Health Care	3.3
Industrials	5.5
Information Technology	8.6
Materials	6.4
Real Estate	2.5
Utilities	6.2

Total	99.6%

Short-Term Investments	1.1
Other Assets & Liabilities	(0.7)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

5

Fund Performance and Summary

Hartford Multifactor Global Small Cap ETF inception 03/23/2015 (Unaudited)

(sub-advised by BNY Mellon Asset Management North America Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of small capitalization exchange traded equity securities.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns (as of 9/30/18)

	1 Year	Since Inception[1]
Multifactor Global Small Cap ETF (NAV Return)	7.52%	9.43%
Multifactor Global Small Cap ETF (Market Price Return)	6.73%	9.31%
Hartford Risk-Optimized Multifactor Global Small Cap Index	7.94%	10.01%

[1]	Inception: 3/23/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Risk-Optimized Multifactor Global Small Cap Index is calculated by Solactive AG and designed to address risks and opportunities within the global small cap universe by selecting equity securities of companies exhibiting a favorable combination of factor characteristics, including valuation, momentum, and quality.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus, as supplemented, was 0.39%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the year ended September 30, 2018.

6

Hartford Multifactor Global Small Cap ETF

Manager Discussion

September 30, 2018 (Unaudited)

Hartford Multifactor Global Small Cap ETF (“the Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Risk-Optimized Multifactor Global Small Cap Index (LROGSX) (“the Index”), that tracks the performance of small cap exchange-traded equity securities.

The Fund seeks to generate returns by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)

Deliberately Allocate Risks by addressing risks common to small cap investing such as volatility, drawdown, and valuation risk and taking advantage of lower correlation and valuation opportunities around the world.

2)	Improve Diversification by expanding the opportunity set to include small companies from the US, developed and emerging markets.
3)	Enhance Return Potential by selecting companies with a favorable combination of low valuation (50%), high momentum (30%), and high quality (20%) investment factors.
4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned 7.52% at net asset value (“NAV”) for the fiscal year ending September 30, 2018 as compared to the Index which returned 7.94% for the same period. The difference in returns between the Fund and the Index was primarily the result of the Fund’s transaction costs and operating expenses that are not reflected in the Index’s results. Derivatives were not used in a significant manner in the Fund during the period and did not have an impact on the Fund’s performance during the period.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Small cap securities can have greater risk and volatility than large-cap securities. • Diversification does not eliminate the risk of experiencing investment losses. • Due to its investment strategy, the Fund may make higher capital gain distributions than other ETFs.

Composition by Country(1)

as of September 30, 2018

Country	Percentage of Net Assets
Australia	4.7%
Belgium	0.6
Bermuda	0.2

Country	Percentage of Net Assets
Brazil	1.4%
Canada	5.2
China	8.6
Denmark	0.7
Finland	0.0 *
France	0.8
Georgia	0.2
Germany	1.1
Hong Kong	2.1
Ireland	0.1
Israel	1.2
Italy	1.7
Japan	14.2
Liechtenstein	0.5
Luxembourg	0.2
Netherlands	0.5
New Zealand	0.4
Norway	0.5
Portugal	0.0 *
Puerto Rico	0.4
Singapore	1.1
South Africa	0.7
South Korea	5.6
Spain	0.3
Sweden	0.8
Switzerland	1.3
Taiwan	2.8
Thailand	0.4
United Kingdom	4.1
United States	37.0
Short-Term Investments	3.8
Other Assets & Liabilities	(3.2)

Total	100.0%

*	Percentage rounds to zero.
(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Composition by Sector(1)

as of September 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.7%
Consumer Discretionary	13.0
Consumer Staples	6.7
Energy	5.0
Financials	13.2
Health Care	12.8
Industrials	15.7
Information Technology	12.4
Materials	8.2
Real Estate	8.1
Utilities	0.6

Total	99.4%

Short-Term Investments	3.8
Other Assets & Liabilities	(3.2)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

7

Fund Performance and Summary

Hartford Multifactor Low Volatility International Equity ETF inception 05/10/2017 (Unaudited)

(sub-advised by BNY Mellon Asset Management North America Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in both developed and emerging markets.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns (as of 9/30/18)

	1 Year	Since Inception[1]
Multifactor Low Volatility International Equity ETF (NAV Return)	5.16%	8.73%
Multifactor Low Volatility International Equity ETF (Market Price Return)	4.20%	8.89%
Hartford Multifactor Low Volatility International Equity Index	5.25%	8.98%

[1]	Inception: 5/10/2017

Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Multifactor Low Volatility International Equity Index is calculated by Solactive AG and is designed to outperform a capitalization-weighted universe of developed and emerging markets located outside the U.S. with up to one quarter less volatility over a complete market cycle.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus, as supplemented, was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the year ended September 30, 2018.

8

Hartford Multifactor Low Volatility International Equity ETF

Manager Discussion

September 30, 2018 (Unaudited)

Hartford Multifactor Low Volatility International Equity ETF (“the Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Multifactor Low Volatility International Equity Index (LLVINX) (“the Index”), that tracks the performance of companies located in both developed and emerging markets.

The Fund seeks to generate returns by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)	Deliberately Allocate Risks by selecting low volatility companies while balancing sector risk and reducing volatility and drawdown risk.
2)	Improve Diversification by diversifying exposure across developed (excluding the US) and emerging economies while balancing risk across sectors.
3)

Enhance Return Potential by selecting companies exhibiting the low volatility factor while maintaining positive exposure to other potentially return-enhancing factors such as value, momentum, and quality.

4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned 5.16% at net asset value (“NAV”) for the fiscal year ending September 30, 2018 as compared to the Index which returned 5.25% for the same period. The difference in returns between the Fund and the Index was primarily the result of the Fund’s transaction costs and operating expenses that are not reflected in the Index’s results. Derivatives were not used in a significant manner in the Fund during the period and did not have an impact on the Fund’s performance during the period.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund may experience more than a minimum level of volatility as there is no guarantee that the underlying index’s strategy of seeking to lower volatility will be successful. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Diversification does not eliminate the risk of experiencing investment losses. • Due to its investment strategy, the Fund may make higher capital gain distributions than other ETFs.

Composition by Country(1)

as of September 30, 2018

Country	Percentage of Net Assets
Australia	4.6%
Belgium	0.0	*

Country	Percentage of Net Assets
Brazil	0.7%
Canada	9.5
Chile	0.2
China	2.6
Denmark	2.0
Finland	0.2
France	4.4
Germany	3.2
Hong Kong	5.8
India	2.3
Indonesia	2.5
Ireland	1.2
Israel	2.2
Italy	1.5
Japan	16.1
Malaysia	2.4
Malta	0.2
Mexico	0.3
Netherlands	0.8
Norway	1.4
Philippines	1.0
Portugal	0.1
Russia	0.1
Singapore	2.0
South Africa	0.0 *
South Korea	5.5
Spain	0.7
Sweden	1.5
Switzerland	3.4
Taiwan	5.3
Thailand	2.9
Turkey	1.9
United Kingdom	10.6
United States	0.4
Short-Term Investments	1.0
Other Assets & Liabilities	(0.5)

Total	100.0%

*	Percentage rounds to zero.
(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Composition by Sector(1)

as of September 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.5%
Consumer Discretionary	13.0
Consumer Staples	8.5
Energy	6.3
Financials	7.4
Health Care	10.2
Industrials	17.3
Information Technology	10.4
Materials	8.4
Real Estate	5.0
Utilities	3.5

Total	99.5%

Short-Term Investments	1.0
Other Assets & Liabilities	(0.5)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

9

Fund Performance and Summary

Hartford Multifactor Low Volatility US Equity ETF inception 05/10/2017 (Unaudited)

(sub-advised by BNY Mellon Asset Management North America Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns (as of 9/30/18)

	1 Year	Since Inception[1]
Multifactor Low Volatility US Equity ETF (NAV Return)	13.73%	12.45%
Multifactor Low Volatility US Equity ETF (Market Price Return)	14.15%	12.78%
Hartford Multifactor Low Volatility US Equity Index	13.97%	12.71%

[1]	Inception: 05/10/2017

Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Hartford Multifactor Low Volatility US Equity Index is calculated by Solactive AG and is designed to outperform a U.S. capitalization-weighted universe with up to one quarter less volatility over a complete market cycle.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus, as supplemented, was 0.22%. Actual expenses may be higher or lower. Expenses shown include acquired fund fees and expenses incurred by investing in the securities of other investment companies. Please see the accompanying Financial Highlights for expense ratios for the year ended September 30, 2018.

10

Hartford Multifactor Low Volatility US Equity ETF

Manager Discussion

September 30, 2018 (Unaudited)

Hartford Multifactor Low Volatility US Equity ETF (“the Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Multifactor Low Volatility US Equity Index (LLVUSX) (“the Index”), that tracks the performance of exchanged-traded U.S. equity securities.

The Fund seeks to generate returns by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)	Deliberately Allocate Risks by selecting low volatility companies while balancing sector risk and reducing volatility and drawdown risk.
2)	Improve Diversification by diversifying exposure across US large-, mid-, and small-cap companies while balancing risk across sectors.
3)

Enhance Return Potential by selecting companies exhibiting the low volatility factor while maintaining positive exposure to other potentially return-enhancing factors such as value, momentum, and quality.

4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned 13.73% at net asset value (“NAV”) for the fiscal year ending September 30, 2018 as compared to the Index which returned 13.97% for the same period. The difference in returns between the Fund and the Index was primarily the result of the Fund’s transaction costs and operating expenses that are not reflected in the Index’s results. Derivatives were not used in a significant manner in the Fund during the period and did not have an impact on the Fund’s performance during the period.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund may experience more than a minimum level of volatility as there is no guarantee that the underlying index’s strategy of seeking to lower volatility will be successful. • Diversification does not eliminate the risk of experiencing investment losses. • Due to its investment strategy, the Fund may make higher capital gain distributions than other ETFs.

Composition by Sector(1)

as of September 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.9%
Consumer Discretionary	14.7
Consumer Staples	6.6
Energy	6.1
Financials	5.5
Health Care	10.3
Industrials	19.6
Information Technology	11.8
Materials	7.9
Real Estate	5.1
Utilities	4.4

Total	99.9%

Short-Term Investments	0.2
Other Assets & Liabilities	(0.1)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

11

Fund Performance and Summary

Hartford Multifactor REIT ETF inception 10/03/2016 (Unaudited)

(sub-advised by BNY Mellon Asset Management North America Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns (as of 9/30/18)

	1 Year	Since Inception[1]
Multifactor REIT ETF (NAV Return)	3.27%	5.86%
Multifactor REIT ETF (Market Price Return)	3.26%	5.86%
Hartford Risk-Optimized Multifactor REIT Index	3.71%	6.35%

[1]	Inception: 10/03/2016

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Risk-Optimized Multifactor REIT Index is calculated by Solactive AG and designed to capture the income and growth potential of investing within the U.S. REIT universe.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.45%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the year ended September 30, 2018.

12

Hartford Multifactor REIT ETF

Manager Discussion

September 30, 2018 (Unaudited)

Hartford Multifactor REIT ETF (“the Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Risk-Optimized Multifactor REIT Index (LROREX) (“the Index”), that tracks the performance of publicly traded real estate investment trusts.

The Fund seeks to generate returns by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)	Deliberately Allocate Risks by balancing risk across property types and selecting US REITs with income and growth potential.
2)	Improve Diversification by reducing concentration at the property type and individual company levels.
3)	Enhance Return Potential by selecting companies with a favorable combination of high quality (50%), high momentum (30%), and low valuation (20%) investment factors.
4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned 3.27% at net asset value (“NAV”) for the fiscal year ending September 30, 2018 as compared to the Index which returned 3.71% for the same period. The difference in returns between the Fund and the Index was primarily the result of the Fund’s transaction costs and operating expenses that are not reflected in the Index’s results. Derivatives were not used in a significant manner in the Fund during the period and did not have an impact on the Fund’s performance during the period.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • A concentration in real estate securities, such as REITs, may subject a fund to risks associated with the direct ownership of real estate as well as the risks related to the way real estate companies are organized and operated. Real estate is sensitive to changes in interest rates and general and local economic conditions and developments. • The Fund may invest in a smaller number of issuers, so it may be more exposed to risks and volatility than a more broadly diversified fund. • Due to its investment strategy, the Fund may make higher capital gain distributions than other ETFs.

Composition by Sector(1)

as of September 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Real Estate	99.3%
Short-Term Investments	2.1
Other Assets & Liabilities	(1.4)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

13

Fund Performance and Summary

Hartford Multifactor US Equity ETF inception 02/25/2015 (Unaudited)

(sub-advised by BNY Mellon Asset Management North America Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns (as of 9/30/18)

	1 Year	Since Inception[1]
Multifactor US Equity ETF (NAV Return)	16.47%	9.98%
Multifactor US Equity ETF (Market Price Return)	16.55%	9.98%
Hartford Risk-Optimized Multifactor US Equity Index	16.71%	10.18%

[1]	Inception: 2/25/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Hartford Risk-Optimized Multifactor US Equity Index is calculated by Solactive AG and seeks to improve returns through a market cycle relative to traditional cap-weighted U.S. equity market indices and active U.S. equity market strategies.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus, as supplemented, was 0.19%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the year ended September 30, 2018.

14

Hartford Multifactor US Equity ETF

Manager Discussion

September 30, 2018 (Unaudited)

Hartford Multifactor US Equity ETF (“the Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Risk-Optimized Multifactor US Equity Index (LROUSLX) (“the Index”), that tracks the performance of large-cap exchange-traded U.S. equity securities.

The Fund seeks to generate returns by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)	Deliberately Allocate Risks by allocating capital deeper in the US Large Cap Universe toward companies with more favorable risk/reward potential.
2)	Improve Diversification by providing diversified exposure across the US Large Cap Universe, beyond mega-caps.
3)	Enhance Return Potential by selecting companies with a favorable combination of low valuation (50%), high momentum (30%), and high quality (20%) investment factors.
4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned 16.47% at net asset value (“NAV”) for the fiscal year ending September 30, 2018 as compared to the Index which returned 16.71% for the same period. The difference in returns between the Fund and the Index was primarily the result of the Fund’s transaction costs and operating expenses that are not reflected in the Index’s results. Derivatives were not used in a significant manner in the Fund during the period and did not have an impact on the Fund’s performance during the period.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small cap securities can have greater risk and volatility than large-cap securities. • Diversification does not eliminate the risk of experiencing investment losses. • Due to its investment strategy, the Fund may make higher capital gain distributions than other ETFs.

Composition by Sector(1)

as of September 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.1%
Consumer Discretionary	11.3
Consumer Staples	6.3
Energy	7.8
Financials	15.3
Health Care	16.3
Industrials	9.6
Information Technology	17.3
Materials	4.3
Real Estate	2.0
Utilities	2.5

Total	99.8%

Short-Term Investments	0.9
Other Assets & Liabilities	(0.7)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

15

Hartford Multifactor ETFs

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and certain other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2018 through September 30, 2018. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratio below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would be higher. Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including extraordinary expenses and interest expense). Expenses are equal to a Fund’s annualized expense ratio multiplied by average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Hartford Multifactor Developed Markets (ex-US) ETF
Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses paid during the period April 1, 2018 through September 30, 2018	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses paid during the period April 1, 2018 through September 30, 2018	Annualized expense ratio
$1,000.00	$1,011.60	$1.46	$1,000.00	$1,023.62	$1.47	0.29%

Hartford Multifactor Emerging Markets ETF
Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses paid during the period April 1, 2018 through September 30, 2018	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses paid during the period April 1, 2018 through September 30, 2018	Annualized expense ratio
$1,000.00	$911.80	$2.35	$1,000.00	$1,022.61	$2.48	0.49%

16

Hartford Multifactor ETFs

Expense Examples (Unaudited) – (continued)

Hartford Multifactor Global Small Cap ETF
Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses paid during the period April 1, 2018 through September 30, 2018	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses paid during the period April 1, 2018 through September 30, 2018	Annualized expense ratio
$1,000.00	$1,018.70	$1.97	$1,000.00	$1,023.11	$1.98	0.39%

Hartford Multifactor Low Volatility International Equity ETF
Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses paid during the period April 1, 2018 through September 30, 2018	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses paid during the period April 1, 2018 through September 30, 2018	Annualized expense ratio
$1,000.00	$1,007.90	$1.46	$1,000.00	$1,023.62	$1.47	0.29%

Hartford Multifactor Low Volatility US Equity ETF
Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses paid during the period April 1, 2018 through September 30, 2018	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses paid during the period April 1, 2018 through September 30, 2018	Annualized expense ratio
$1,000.00	$1,109.50	$1.00	$1,000.00	$1,024.12	$0.96	0.19%

Hartford Multifactor REIT ETF
Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses paid during the period April 1, 2018 through September 30, 2018	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses paid during the period April 1, 2018 through September 30, 2018	Annualized expense ratio
$1,000.00	$1,126.10	$2.40	$1,000.00	$1,022.81	$2.28	0.45%

17

Hartford Multifactor ETFs

Expense Examples (Unaudited) – (continued)

Hartford Multifactor US Equity ETF
Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses paid during the period April 1, 2018 through September 30, 2018	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses paid during the period April 1, 2018 through September 30, 2018	Annualized expense ratio
$1,000.00	$1,073.40	$0.99	$1,000.00	$1,024.12	$0.96	0.19%

18

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Australia - 5.8%
157,309	Adelaide Brighton Ltd.	$703,414
114,465	AGL Energy Ltd.	1,615,013
141,853	Amcor Ltd.	1,404,085
65,176	Ansell Ltd.	1,190,742
183,909	AusNet Services	216,235
14,717	Australia & New Zealand Banking Group Ltd.	300,074
136,092	BlueScope Steel Ltd.	1,672,010
207,055	Caltex Australia Ltd.	4,479,459
72,511	CIMIC Group Ltd.	2,694,621
144,920	Coca-Cola Amatil Ltd.	1,023,403
16,754	Cochlear Ltd.	2,432,231
6,092	Commonwealth Bank of Australia	314,766
16,417	CSL Ltd.	2,388,890
920,812	Evolution Mining Ltd.	1,765,572
319,263	GPT Group REIT	1,203,525
183,819	Insurance Australia Group Ltd.	973,577
11,547	Macquarie Group Ltd.	1,053,043
934,190	Mirvac Group REIT	1,629,000
392,247	Orora Ltd.	942,251
518,551	Qantas Airways Ltd.	2,213,666
466,497	Scentre Group REIT	1,340,010
99,869	Sonic Healthcare Ltd.	1,800,003
278,651	Stockland REIT	836,715
48,783	Suncorp Group Ltd.	510,394
994,297	Telstra Corp. Ltd.	2,294,962
394,745	Vicinity Centres REIT	748,319
132,460	Washington H Soul Pattinson & Co., Ltd.	2,488,044
74,606	Wesfarmers Ltd.	2,690,962
80,448	WiseTech Global Ltd.(1)	1,285,818
136,278	Woolworths Ltd	2,768,800

		46,979,604

	Austria - 0.6%
60,841	BAWAG Group AG(2)	2,826,672
6,048	Lenzing AG	632,579
8,664	Oesterreichische Post AG	362,477
128,015	Telekom Austria AG*	991,758
10,724	UNIQA Insurance Group AG	107,183

		4,920,669

	Belgium - 1.2%
4,636	Ackermans & van Haaren N.V.	807,168
26,050	Ageas	1,401,205
50,086	bpost S.A.	813,285
33,744	Colruyt S.A.(1)	1,910,690
6,231	Elia System Operator S.A.	401,670
14,063	KBC Group N.V.	1,047,020
19,742	Proximus SADP	471,906
8,863	Sofina S.A.	1,768,573
9,786	UCB S.A.	879,762

		9,501,279

	Bermuda - 0.2%
73,465	Hiscox Ltd.	1,575,943

	Canada - 11.3%
12,970	Agnico Eagle Mines Ltd.	442,702
45,237	Alimentation Couche-Tard, Inc. Class B	2,261,150
23	AltaGas Ltd.(1)	366
304,746	Aurora Cannabis, Inc.*(1)	2,925,807
8,026	Australis Capital, Inc.*	14,343
66,282	Bank of Montreal	5,463,163

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Canada - 11.3% - (continued)
45,774	Bank of Nova Scotia(1)	$2,726,397
127,806	Barrick Gold Corp.	1,412,926
65,411	BCE, Inc.	2,648,118
53,699	Canadian Apartment Properties REIT	1,981,205
30,840	Canadian Imperial Bank of Commerce(1)	2,887,641
11,852	Canadian Tire Corp. Ltd. Class A(1)	1,387,654
40,075	CCL Industries, Inc. Class B(1)	1,805,018
56,780	CGI Group, Inc. Class A*	3,658,238
1,357	Constellation Software, Inc.(1)	997,194
12,421	Emera, Inc.(1)	385,910
153,245	Empire Co., Ltd.	2,790,799
10,842	Fairfax Financial Holdings Ltd.	5,886,017
36	Fortis, Inc.(1)	1,166
12,977	Franco-Nevada Corp.(1)	811,188
31,321	Genworth MI Canada, Inc.(1)	1,031,999
32,641	George Weston Ltd.	2,468,908
121,674	Great-West Lifeco, Inc.(1)	2,950,072
61,639	Husky Energy, Inc.	1,081,520
191,400	Hydro One Ltd.(2)	2,908,166
34,661	Imperial Oil Ltd.	1,120,865
38,410	Industrial Alliance Insurance & Financial Services, Inc.	1,534,795
22,646	Intact Financial Corp.(1)	1,881,619
199,353	Kinross Gold Corp.*(1)	542,877
82,469	Kirkland Lake Gold Ltd.	1,561,845
43,451	Loblaw Cos. Ltd.	2,230,704
9,233	Magna International, Inc.	484,650
37,449	Manulife Financial Corp.	668,960
27,604	Metro, Inc.	858,060
20,267	National Bank of Canada(1)	1,011,468
41,720	Norbord, Inc.(1)	1,381,414
5,675	Open Text Corp.	215,787
114,981	Power Corp. of Canada	2,496,029
111,197	Power Financial Corp.	2,545,505
3,328	RioCan Real Estate Investment Trust REIT	63,543
55,181	Rogers Communications, Inc. Class B	2,835,892
57,776	Royal Bank of Canada	4,627,980
28,490	Saputo, Inc.	846,809
32,759	Shaw Communications, Inc. Class B	637,896
102,716	Sun Life Financial, Inc.	4,080,510
46,928	Suncor Energy, Inc.	1,814,530
69,539	TELUS Corp.	2,561,312
17,119	Thomson Reuters Corp.(1)	781,906
15,181	Toromont Industries Ltd.	784,183
39,745	Toronto-Dominion Bank	2,413,419
14,328	TransCanada Corp.(1)	579,283

		91,489,508

	Denmark - 2.8%
12,660	Coloplast A/S B Shares	1,295,114
7,385	GN Store Nord A/S	359,913
35,036	H. Lundbeck A/S	2,164,801
58,352	ISS A/S	2,054,024
89,479	Novo Nordisk A/S Class B	4,214,482
79,826	Orsted A/S(2)	5,424,640
3,853	Rockwool International A/S B Shares	1,650,338
75,665	Topdanmark A/S	3,457,773
65,828	William Demant Holding A/S*	2,475,080

		23,096,165

The accompanying notes are an integral part of these financial statements.

19

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Finland - 1.2%
218,352	DNA Oyj	$4,884,639
46,700	Neste Oyj	3,862,033
17,912	Orion Oyj Class B	678,652

		9,425,324

	France - 6.5%
3,266	Aeroports de Paris	735,551
9,881	Air Liquide S.A.	1,300,319
100,206	ALD S.A.(1)(2)	1,833,130
4,493	Alstom S.A.	200,865
6,028	Alten S.A.	620,335
4,253	Amundi S.A.(2)	318,818
8,378	Atos SE	997,432
33,388	AXA S.A.	897,760
47,353	BioMerieux	3,949,035
109,576	Bouygues S.A.	4,738,354
32,700	Cie Generale des Etablissements Michelin SCA	3,910,148
158,928	CNP Assurances	3,832,188
5,650	Covivio REIT	588,982
216	Dassault Aviation S.A.	399,909
262	Eiffage S.A.	29,263
46,115	Elior Group S.A.(1)(2)	714,524
7,546	Essilor International Cie Generale d’Optique S.A.	1,117,058
5,748	Eurazeo S.A.	452,987
14,582	Gecina S.A. REIT	2,435,539
15,414	Ipsen S.A.	2,592,406
8,382	Klepierre S.A. REIT	297,231
2,037	L’Oreal S.A.	491,413
39,189	Lagardere SCA	1,206,682
10,504	Metropole Television S.A.	211,799
5,174	Nexity S.A.	285,937
9,761	Orange S.A.	155,719
12,381	Peugeot S.A.	334,060
29,183	Rubis SCA	1,580,233
5,711	Safran S.A.	800,642
9,125	Sanofi	811,435
5,160	Sartorius Stedim Biotech	710,210
23,229	SCOR SE	1,079,219
21,792	Societe BIC S.A.	1,995,804
12,616	Sodexo S.A.	1,338,449
27,532	Suez	391,416
9,705	Teleperformance	1,831,757
12,500	Thales S.A.	1,776,368
36,014	TOTAL S.A.	2,335,801
682	Unibail-Rodamco-Westfield*	137,215
46,057	Worldline S.A.*(2)	2,950,259

		52,386,252

	Germany - 6.5%
89,338	1&1 Drillisch AG	4,347,797
10,544	Allianz SE	2,351,395
7,201	BASF SE	640,261
14,293	Carl Zeiss Meditec AG	1,203,595
45,385	Covestro AG(2)	3,682,646
92,996	Delivery Hero SE*(2)	4,473,973
9,624	Deutsche Lufthansa AG	236,532
19,493	Deutsche Wohnen SE	935,531
53,820	Evonik Industries AG	1,928,492
11,804	Fresenius Medical Care AG & Co. KGaA	1,214,462
18,788	Hannover Rueck SE	2,655,768
3,149	Hochtief AG	522,300

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Germany - 6.5% - (continued)
4,519	Krones AG	$474,231
11,741	LEG Immobilien AG	1,394,400
28,196	MAN SE	3,067,004
25,154	Merck KGaA	2,600,256
372,528	Metro AG	5,841,330
8,709	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,929,532
124,924	Suedzucker AG	1,660,660
67,857	Talanx AG*	2,580,432
290,931	Telefonica Deutschland Holding AG	1,230,353
14,643	TUI AG	281,565
190,869	Uniper SE	5,877,115
31,197	Vonovia SE	1,524,781

		52,654,411

	Hong Kong - 5.0%
2,261,688	Champion REIT	1,583,924
684,000	Chinese Estates Holdings Ltd.	790,216
486,320	Chow Tai Fook Jewellery Group Ltd.	500,310
117,480	CLP Holdings Ltd.	1,375,997
462,633	Dairy Farm International Holdings Ltd.(1)	4,163,697
60,510	Hang Seng Bank Ltd.	1,644,037
1,562,109	HK Electric Investments & HK Electric Investments Ltd.	1,577,101
35,000	Hong Kong & China Gas Co., Ltd.	69,509
323,984	Hongkong Land Holdings Ltd.	2,144,774
533,000	Hopewell Holdings Ltd.	1,753,984
23,426	Jardine Matheson Holdings Ltd.	1,469,981
22,685	Jardine Strategic Holdings Ltd.	823,466
530,500	Johnson Electric Holdings Ltd.	1,498,300
517,000	Kerry Properties Ltd.	1,754,189
336,000	Lifestyle International Holdings Ltd.	659,556
345,688	Link REIT	3,403,911
4,614,575	PCCW Ltd.	2,689,167
48,000	Sun Hung Kai Properties Ltd.	699,306
239,800	Swire Properties Ltd.	908,647
36,000	Techtronic Industries Co., Ltd.	230,035
279,235	VTech Holdings Ltd.	3,225,964
3,046,292	WH Group Ltd.(2)	2,145,084
360,000	Wharf Holdings Ltd.	979,949
534,000	Wharf Real Estate Investment Co., Ltd.	3,446,306
464,111	Yue Yuen Industrial Holdings Ltd.	1,290,037

		40,827,447

	Ireland - 1.1%
193,759	AIB Group plc	992,475
4,450	DCC plc	404,180
39,896	ICON plc*	6,134,010
16,315	Kerry Group plc Class A	1,804,975

		9,335,640

	Israel - 2.4%
131,146	Bank Hapoalim BM	960,819
447,414	Bank Leumi Le-Israel BM	2,951,835
2,808,871	Bezeq The Israeli Telecommunication Corp. Ltd.	3,231,260
322,549	Delek Drilling L.P.	957,126
10,778	Elbit Systems Ltd.	1,367,035
922,052	Israel Discount Bank Ltd. Class A	3,075,873
211,690	Mizrahi Tefahot Bank Ltd.	3,709,611
30,419	Taro Pharmaceutical Industries Ltd.*	2,990,188

		19,243,747

The accompanying notes are an integral part of these financial statements.

20

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Italy - 2.0%
14,076	DiaSorin S.p.A.	$1,481,244
457,833	Hera S.p.A.	1,426,215
600,615	Italgas S.p.A.	3,260,648
598,210	Pirelli & C. S.p.A.*(2)	5,022,164
231,679	Poste Italiane S.p.A.(2)	1,851,912
667,763	PRADA S.p.A.	3,200,183
3,450	UnipolSai Assicurazioni S.p.A.	8,134

		16,250,500

	Japan - 20.6%
16,505	ABC-Mart, Inc.	918,357
132	Activia Properties, Inc. REIT	571,766
464	Advance Residence Investment Corp. REIT	1,185,480
186,859	Aeon Co., Ltd.(1)	4,503,469
55,482	Alfresa Holdings Corp.	1,484,926
52,441	ANA Holdings, Inc.	1,832,907
12,258	Aoyama Trading Co., Ltd.(1)	376,638
60,488	Aozora Bank Ltd.	2,162,092
2,000	Asahi Group Holdings Ltd.	86,719
257,394	Asahi Kasei Corp.	3,904,476
167,165	Astellas Pharma, Inc.	2,916,943
47,000	Azbil Corp.	1,022,882
47,659	Bandai Namco Holdings, Inc.	1,852,485
33,587	Benesse Holdings, Inc.	956,587
77,297	Bic Camera, Inc.	1,075,223
58,093	Bridgestone Corp.	2,195,653
59,597	Canon Marketing Japan, Inc.	1,265,554
103,803	Canon, Inc.	3,299,105
390,564	Citizen Watch Co., Ltd.(1)	2,575,449
24,500	Cosmo Energy Holdings Co., Ltd.	1,007,307
46,937	Dai-ichi Life Holdings, Inc.	977,501
5,236	Daiichi Sankyo Co., Ltd.(1)	227,031
9,400	Daiichikosho Co., Ltd.	453,511
12,116	Daito Trust Construction Co., Ltd.	1,558,968
51	Daiwa House REIT Investment Corp. REIT	116,696
181,417	Daiwa Securities Group, Inc.	1,103,979
25,700	FamilyMart UNY Holdings Co., Ltd.	2,676,683
4,200	Fuji Oil Holdings, Inc.	132,377
42,120	FUJIFILM Holdings Corp.	1,896,763
7,749	Fujitsu Ltd.	552,318
8,800	Furukawa Electric Co., Ltd.	292,856
301	GLP J-REIT	292,825
661,008	GungHo Online Entertainment, Inc.(1)	1,361,763
4,093	Hikari Tsushin, Inc.	809,339
3,500	Hisamitsu Pharmaceutical Co., Inc.	268,389
35,074	Hitachi Ltd.	1,191,919
16,034	Hitachi Transport System Ltd.	450,310
11,200	Honda Motor Co., Ltd.	339,101
48,349	House Foods Group, Inc.	1,451,513
11,821	Hoya Corp.	702,485
47,919	Idemitsu Kosan Co., Ltd.	2,535,486
31,436	Ito En Ltd.(1)	1,394,880
63,071	ITOCHU Corp.(1)	1,154,974
25,102	Itochu Techno-Solutions Corp.(1)	545,643
115,693	Japan Airlines Co., Ltd.	4,159,794
69,500	Japan Post Bank Co., Ltd.(1)	821,750
160,681	Japan Post Holdings Co., Ltd.	1,912,583
58,919	Japan Post Insurance Co., Ltd.(1)	1,396,917
99	Japan Prime Realty Investment Corp. REIT	352,996
447,938	JXTG Holdings, Inc.	3,384,824
217,048	K’s Holdings Corp.	2,627,468

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Japan - 20.6% - (continued)
3,100	Kagome Co., Ltd.	$89,519
50,800	Kajima Corp.	738,397
3,349	Kaken Pharmaceutical Co., Ltd.	178,087
11,376	Kaneka Corp.	525,827
9,081	Kao Corp.	733,452
73,651	KDDI Corp.	2,035,396
65,500	Kinden Corp.	1,048,946
4,957	Kirin Holdings Co., Ltd.	127,040
202,388	Konica Minolta, Inc.(1)	2,152,438
41,893	Kuraray Co., Ltd.	629,953
4,300	Kurita Water Industries Ltd.	125,307
183,700	Kyushu Railway Co.	5,595,827
25,322	Lawson, Inc.(1)	1,542,706
5,000	LINE Corp.*(1)	211,295
60,000	Marubeni Corp.	549,368
17,800	Maruichi Steel Tube Ltd.(1)	580,614
11,500	Matsumotokiyoshi Holdings Co., Ltd.	471,805
67,500	McDonald’s Holdings Co. Japan Ltd.	2,965,400
467,400	Mebuki Financial Group, Inc.(1)	1,617,187
95,450	Medipal Holdings Corp.	1,992,446
2,216	MEIJI Holdings Co., Ltd.	148,858
56,400	Mitsubishi Chemical Holdings Corp.	539,992
16,092	Mitsubishi Gas Chemical Co., Inc.	342,708
23,600	Mitsubishi Motors Corp.(1)	166,635
117,427	Mitsubishi Tanabe Pharma Corp.	1,964,267
50,460	Mixi, Inc.	1,211,022
24,417	NEC Corp.	674,996
14,169	NH Foods Ltd.	523,299
21,194	Nichirei Corp.	561,640
23,775	Nihon Kohden Corp.	753,533
66,281	Nippo Corp.	1,216,674
64,468	Nippon Kayaku Co., Ltd.(1)	766,794
68,853	Nippon Telegraph & Telephone Corp.	3,110,918
55,870	Nissan Motor Co., Ltd.(1)	523,113
678	Nomura Real Estate Master Fund, Inc. REIT	926,404
59,260	NTT Data Corp.	820,672
98,724	NTT DOCOMO, Inc.	2,655,296
94,800	Obayashi Corp.	898,048
64,000	Oji Holdings Corp.	464,850
420	Orix, Inc. J-REIT	655,967
89,151	Osaka Gas Co., Ltd.	1,739,302
36,738	Otsuka Corp.	1,371,388
4,404	Otsuka Holdings Co., Ltd.	222,051
48,367	Park24 Co., Ltd.	1,462,699
101,900	Recruit Holdings Co., Ltd.	3,401,900
122,766	Resona Holdings, Inc.	689,893
50,169	Ricoh Co., Ltd.(1)	538,858
25,728	Rohto Pharmaceutical Co., Ltd.	903,770
4,400	Sankyo Co., Ltd.	172,188
33,068	Sawai Pharmaceutical Co., Ltd.(1)	1,784,627
900	Secom Co., Ltd.	73,388
24,608	Sega Sammy Holdings, Inc.	362,886
41,965	Sekisui Chemical Co., Ltd.	774,386
51,448	Sekisui House Ltd.	784,731
15,489	Seven & I Holdings Co., Ltd.	690,006
193,600	SG Holdings Co., Ltd.(1)	5,074,149
16,740	Shimamura Co., Ltd.(1)	1,588,741
132,400	Showa Shell Sekiyu KK	2,805,712
199,258	Skylark Co., Ltd.(1)	2,948,917
21,800	Square Enix Holdings Co., Ltd.	902,056
3,493	Subaru Corp.(1)	107,018

The accompanying notes are an integral part of these financial statements.

21

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Japan - 20.6% - (continued)
23,617	Sugi Holdings Co., Ltd.	$1,160,214
132,501	Sumitomo Dainippon Pharma Co., Ltd.(1)	3,043,493
80,929	Sumitomo Forestry Co., Ltd.(1)	1,407,182
5,007	Suntory Beverage & Food Ltd.	212,032
36,482	Suzuken Co., Ltd.	1,731,197
23,000	Taisei Corp.	1,048,906
26,144	Takeda Pharmaceutical Co., Ltd.(1)	1,118,862
15,800	Teijin Ltd.(1)	303,105
1,600	Terumo Corp.(1)	94,801
5,711	Toho Gas Co., Ltd.(1)	216,956
4,614	Tokyo Electron Ltd.(1)	634,103
91,196	Tokyo Gas Co., Ltd.	2,242,064
10,219	Toyo Suisan Kaisha Ltd.	396,308
10,800	TS Tech Co., Ltd.	372,725
54,747	Tsumura & Co.(1)	1,889,406
1,779	Tsuruha Holdings, Inc.	219,115
19,389	TV Asahi Holdings Corp.	372,639
85,272	Ube Industries Ltd.	2,319,765
8,891	Welcia Holdings Co., Ltd.	504,099
14,749	West Japan Railway Co.	1,028,541
142,557	Yamada Denki Co., Ltd.(1)	721,665
72,580	Yamazaki Baking Co., Ltd.	1,453,070
63,753	Zensho Holdings Co., Ltd.(1)	1,258,390

		167,321,660

	Jersey - 0.0%
2,783	Randgold Resources Ltd.	197,790

	Luxembourg - 0.5%
106,072	Grand City Properties S.A.	2,749,882
657,451	L’Occitane International S.A.	1,181,326
9,608	SES S.A.	210,918

		4,142,126

	Malta - 0.1%
74,690	Kindred Group plc SDR	838,175

	Netherlands - 3.5%
118,812	Aegon N.V.	771,145
9,504	Akzo Nobel N.V.	889,072
127,539	ASR Nederland N.V.	6,082,484
32,376	GrandVision N.V.(2)	797,220
180,642	Koninklijke Ahold Delhaize N.V.	4,143,858
23,283	Koninklijke DSM N.V.	2,467,421
100,536	NN Group N.V.	4,487,568
90,186	Royal Dutch Shell plc Class A	3,100,709
158,670	Signify N.V. N.V.(2)	4,109,781
22,920	Wolters Kluwer N.V.	1,429,046

		28,278,304

	New Zealand - 1.5%
1,151,000	Air New Zealand Ltd.	2,357,842
119,102	Contact Energy Ltd.	460,329
211,072	Fisher & Paykel Healthcare Corp. Ltd.	2,105,950
134,860	Fletcher Building Ltd.*	584,712
11,813	Meridian Energy Ltd.	25,726
943,497	Spark New Zealand Ltd.*(1)	2,519,043
808,296	Z Energy Ltd.(1)	3,831,399

		11,885,001

	Norway - 0.1%
33,719	Entra ASA(1)(2)	484,462

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Russia - 0.1%
86,829	Polymetal International plc(1)	$695,681

	Singapore - 3.2%
843,598	ComfortDelGro Corp. Ltd.	1,500,306
109,704	DBS Group Holdings Ltd.	2,094,761
724,633	Mapletree Industrial Trust REIT	1,050,077
1,907,834	Mapletree North Asia Commercial Trust REIT	1,591,782
348,382	Oversea-Chinese Banking Corp. Ltd.	2,916,888
346,011	SATS Ltd.	1,321,900
219,003	Sea Ltd. ADR*(1)	3,028,811
505,088	Singapore Airlines Ltd.	3,600,510
160,300	Singapore Telecommunications Ltd.	379,007
1,845,837	StarHub Ltd.(1)	2,526,231
125,253	United Overseas Bank Ltd.	2,482,418
248,500	Venture Corp. Ltd.	3,206,393

		25,699,084

	South Africa - 0.1%
39,779	Mondi plc	1,091,425

	Spain - 1.8%
16,017	Bolsas y Mercados Espanoles SHMSF S.A.	517,928
63,021	Cia de Distribucion Integral Logista Holdings S.A.	1,619,159
79,982	Ebro Foods S.A.	1,747,431
7,211	Enagas S.A.	194,732
116,836	Endesa S.A.	2,525,469
636,577	Gestamp Automocion S.A.(2)	4,820,783
3,405	Grupo Catalana Occidente S.A.	148,309
931,674	Prosegur Cash S.A.(1)(2)	2,043,078
27,180	Red Electrica Corp. S.A.	569,515
9,883	Viscofan S.A.	720,888

		14,907,292

	Sweden - 2.1%
733,746	Ahlsell AB(2)	4,105,519
140,696	Axfood AB(1)	2,632,552
219,257	Essity AB Class B	5,507,805
11,239	Hennes & Mauritz AB Class B(1)	207,562
30,635	ICA Gruppen AB(1)	971,424
3,850	Investor AB Class B	177,798
35,192	Loomis AB Class B	1,132,545
15,031	Nordea Bank AB	163,710
68,649	Swedbank AB Class A	1,700,555
11,190	Swedish Match AB	572,511

		17,171,981

	Switzerland - 7.0%
15,905	ABB Ltd.	377,597
30,439	Baloise Holding AG	4,664,945
3,681	Banque Cantonale Vaudoise	2,743,415
34,465	BKW AG	2,194,639
6	Chocoladefabriken Lindt & Spruengli AG	494,472
1,931	Emmi AG	1,448,052
1,567	EMS-Chemie Holding AG	938,468
13,714	Ferguson plc	1,165,125
639	Givaudan S.A.	1,578,529
4,202	Helvetia Holding AG	2,572,478
78,533	Idorsia Ltd.*	1,987,445
21,301	Kuehne + Nagel International AG	3,390,976
20,134	Nestle S.A.	1,686,491
10,574	Novartis AG	913,642
8,535	Panalpina Welttransport Holding AG(1)	1,249,493
30,206	Pargesa Holding S.A.	2,438,312

The accompanying notes are an integral part of these financial statements.

22

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Switzerland - 7.0% - (continued)
16,291	Roche Holding AG	$3,965,177
11,492	SFS Group AG*	1,338,851
477	SGS S.A.	1,261,843
18,399	Sika AG	2,691,664
6,164	Sonova Holding AG	1,232,421
1,426	Straumann Holding AG	1,077,383
35,903	Sunrise Communications Group AG*(2)	3,265,747
16,721	Swiss Life Holding AG*	6,367,948
25,124	Swiss Re AG	2,330,297
2,314	VAT Group AG*(2)	260,823
7,234	Vontobel Holding AG	513,223
7,894	Zurich Insurance Group AG	2,506,878

		56,656,334

	United Arab Emirates - 0.5%
947,101	Borr Drilling Ltd.*(1)	4,349,782

	United Kingdom - 10.3%
15,806	Abcam plc	295,161
31,056	Ashtead Group plc	986,950
61,900	AstraZeneca plc	4,813,374
39,673	Atlassian Corp. plc Class A*	3,814,162
163,451	BAE Systems plc	1,342,407
305,002	Beazley plc	2,271,083
433,044	BP plc	3,327,841
7,582	British American Tobacco plc	354,410
151,550	Britvic plc	1,546,445
201,424	BT Group plc	591,789
160,066	BTG plc*	1,151,168
327,647	Centrica plc	661,838
36,272	Close Brothers Group plc	748,294
42,286	Coca-Cola European Partners plc	1,915,492
139,279	Compass Group plc	3,098,552
2,114,821	ConvaTec Group plc(2)	6,409,200
3,960	Croda International plc	268,633
179,974	CYBG plc(1)	759,943
22,291	Diageo plc	790,374
425,285	Direct Line Insurance Group plc	1,796,326
128,226	GlaxoSmithKline plc	2,569,730
195,618	HSBC Holdings plc	1,708,630
168,240	IG Group Holdings plc	1,390,954
3,469	Imperial Brands plc	120,829
502,203	Kingfisher plc	1,689,636
277,387	Legal & General Group plc	948,447
62,877	Marks & Spencer Group plc(1)	236,801
27,777	Metro Bank plc*(1)	1,077,260
221,985	National Grid plc	2,290,940
24,319	Next plc	1,742,322
64,135	Nomad Foods Ltd.*	1,299,375
80,594	Pearson plc	935,377
32,279	Pennon Group plc	300,210
471	Reckitt Benckiser Group plc	43,093
172,070	RELX plc	3,626,107
128,807	RELX plc*	2,707,180
968,385	Rentokil Initial plc	4,020,825
32,409	Rio Tinto Ltd.(1)	1,846,886
710,304	Royal Mail plc	4,419,242
152,467	Smith & Nephew plc	2,782,549
82,862	SSE plc	1,238,324
36,732	SSP Group plc	347,134
209,784	Tate & Lyle plc	1,867,927
4,382	Unilever N.V.	244,127

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	United Kingdom - 10.3% - (continued)
53,543	Unilever plc	$2,943,726
12,699	Victrex plc	553,108
281,906	Vodafone Group plc	604,734
65,419	WH Smith plc	1,759,084
387,028	William Hill plc	1,272,358

		83,530,357

	United States - 1.5%
45,428	Burford Capital Ltd.	1,151,633
25,710	Carnival plc	1,597,232
125,030	International Game Technology plc(1)	2,469,342
609,598	Reliance Worldwide Corp. Ltd.(1)	2,280,356
10,419	Shire plc	628,190
55,946	Waste Connections, Inc.	4,456,290

		12,583,043

	Total Common Stocks (cost $793,561,094)	$807,518,986

WARRANTS - 0.0%
	Canada - 0.0%
8,026	Australis Captial, Inc. Expires 9/19/19*	$14,592

	Total Warrants (cost $42,931)	$14,592

	Total Long-Term Investments (cost $793,604,025)	$807,533,578

SHORT-TERM INVESTMENTS - 1.3%
	Securities Lending Collateral - 1.3%
10,250,829	State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%(3)	$10,250,829

	U.S. Treasury Bill - 0.0%
$125,000	U.S. Treasury Bill 2.09%, 12/06/2018(4)(5)	124,513

	Total Short-Term Investments (cost $10,375,352)	$10,375,342

Total Investments (cost $803,979,377)	100.8%	$817,908,920
Other Assets and Liabilities	(0.8)%	(6,843,313)

Total Net Assets	100.0%	$811,065,607

The accompanying notes are an integral part of these financial statements.

23

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

September 30, 2018

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $60,448,601, which represented 7.5% of total net assets.

(3)	Current yield as of period end.

(4)	The rate shown represents current yield to maturity.

(5)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at September 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	23	12/21/2018	$2,271,825	$5,132

Total futures contracts				$5,132

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

24

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

September 30, 2018

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$46,979,604	$46,979,604	$—	$—
Austria	4,920,669	4,920,669	—	—
Belgium	9,501,279	9,501,279	—	—
Bermuda	1,575,943	1,575,943	—	—
Canada	91,489,508	91,489,508	—	—
Denmark	23,096,165	23,096,165	—	—
Finland	9,425,324	9,425,324	—	—
France	52,386,252	52,386,252	—	—
Germany	52,654,411	52,654,411	—	—
Hong Kong	40,827,447	40,827,447	—	—
Ireland	9,335,640	9,335,640	—	—
Israel	19,243,747	19,243,747	—	—
Italy	16,250,500	16,250,500	—	—
Japan	167,321,660	167,321,660	—	—
Jersey	197,790	197,790	—	—
Luxembourg	4,142,126	4,142,126	—	—
Malta	838,175	838,175	—	—
Netherlands	28,278,304	28,278,304	—	—
New Zealand	11,885,001	11,885,001	—	—
Norway	484,462	484,462	—	—
Russia	695,681	695,681	—	—
Singapore	25,699,084	25,699,084	—	—
South Africa	1,091,425	1,091,425	—	—
Spain	14,907,292	14,907,292	—	—
Sweden	17,171,981	17,171,981	—	—
Switzerland	56,656,334	56,656,334	—	—
United Arab Emirates	4,349,782	4,349,782	—	—
United Kingdom	83,530,357	83,530,357	—	—
United States	12,583,043	12,583,043	—	—
Warrants	14,592	14,592	—	—
Short-Term Investments	10,375,342	10,250,829	124,513	—
Futures Contracts(2)	5,132	5,132	—	—

Total	$817,914,052	$817,789,539	$124,513	$—

(1)	For the year ended September 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

25

Hartford Multifactor Emerging Markets ETF

Schedule of Investments

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7%
	Brazil - 2.0%
44,956	Banco do Brasil S.A.*	$331,523
14,628	BB Seguridade Participacoes S.A.	88,276
20,047	CCR S.A.	42,468
24,503	Cielo S.A.	75,162
69,079	Embraer S.A.	343,012
19,599	Kroton Educacional S.A.	55,947
7,537	Lojas Renner S.A.*	58,506
9,056	Ultrapar Participacoes S.A.	84,652
15,118	Vale S.A.*	226,455

		1,306,001

	Chile - 5.0%
645,643	Aguas Andinas S.A. Class A	356,366
951,619	Banco de Chile	144,517
5,493	Banco de Credito e Inversiones S.A.	370,503
1,528,626	Banco Santander Chile	121,970
125,660	Cencosud S.A.	297,919
17,741	Cia Cervecerias Unidas S.A.	246,609
816,728	Colbun S.A.	175,827
14,744	Empresa Nacional de Telecomunicaciones S.A.	124,998
12,632	Empresas COPEC S.A.	194,612
2,644,289	Enel Americas S.A.	406,185
3,759,735	Enel Chile S.A.	377,569
10,570	Latam Airlines Group S.A.	100,250
29,808	SACI Falabella	241,953
363,155	SMU S.A.*	109,354

		3,268,632

	China - 6.9%
33,500	Anhui Conch Cement Co., Ltd. Class H	202,287
1,915	Autohome, Inc. ADR(1)	148,240
296	Baidu, Inc. ADR*	67,689
1,018,000	Bank of China Ltd. Class H	452,739
145,000	China Construction Bank Corp. Class H	126,749
263,000	China Everbright Bank Co., Ltd. Class H	116,629
20,000	China Merchants Bank Co., Ltd. Class H	81,279
1,234,000	China Telecom Corp. Ltd. Class H	613,460
105,000	CNOOC Ltd.	207,990
54,000	Country Garden Holdings Co., Ltd.	68,113
78,000	CSPC Pharmaceutical Group Ltd.	165,671
153,000	Dali Foods Group Co. Ltd.(2)	110,083
7,000	Geely Automobile Holdings Ltd.	13,956
304,000	Lenovo Group Ltd.	222,224
172,000	Logan Property Holdings Co., Ltd.	194,313
3,399	Momo, Inc. ADR*	148,876
288,000	PICC Property & Casualty Co., Ltd. Class H	340,084
41,000	Ping An Insurance Group Co. of China Ltd. Class H	416,555
202,000	Postal Savings Bank of China Co., Ltd. Class H(2)	127,268
81,872	Semiconductor Manufacturing International Corp.*	88,308
84,000	Sinopharm Group Co., Ltd. Class H	411,149
3,994	Yum China Holdings, Inc.	140,229

		4,463,891

	Colombia - 1.9%
75,647	Almacenes Exito S.A.	371,434
7,499	Corp. Financiera Colombiana S.A.	55,560
18,552	Grupo Argos S.A.	101,838
6,484	Grupo de Inversiones Suramericana S.A.	75,903
23,234	Grupo Nutresa S.A.	189,353
96,329	Interconexion Electrica S.A. ESP	434,056

		1,228,144

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7% - (continued)
	Hong Kong - 1.1%
38,500	China Mobile Ltd.	$379,593
38,100	China Resources Land Ltd.	133,413
211,500	Sino Biopharmaceutical Ltd.	197,312

		710,318

	India - 5.7%
8,810	Axis Bank Ltd. GDR*	373,103
16,372	Dr. Reddy’s Laboratories Ltd. ADR(1)	566,471
5,262	HDFC Bank Ltd. ADR	495,154
49,173	ICICI Bank Ltd. ADR(1)	417,479
59,626	Infosys Ltd. ADR	606,397
12,958	Reliance Industries Ltd. GDR(2)	445,107
9,673	State Bank of India GDR*	357,418
27,228	Tata Motors Ltd. ADR*(1)	418,222

		3,679,351

	Indonesia - 6.9%
1,205,900	Adaro Energy Tbk PT	148,497
487,000	Astra International Tbk PT	240,207
84,000	Bank Central Asia Tbk PT	136,134
184,100	Bank Danamon Indonesia Tbk PT	88,952
906,500	Bank Mandiri Persero Tbk PT	409,101
926,100	Bank Negara Indonesia Persero Tbk PT	459,896
1,854,000	Bank Rakyat Indonesia Persero Tbk PT	391,914
1,584,600	Barito Pacific Tbk PT	195,662
3,416,300	Bumi Serpong Damai Tbk PT*	264,794
148,200	Chandra Asri Petrochemical Tbk PT	48,931
290,700	Charoen Pokphand Indonesia Tbk PT	99,004
20,600	Gudang Garam Tbk PT	102,368
131,100	Indah Kiat Pulp & Paper Corp. Tbk PT	152,641
49,100	Indocement Tunggal Prakarsa Tbk PT	60,957
721,500	Indofood Sukses Makmur Tbk PT	285,666
1,333,700	Kalbe Farma Tbk PT	123,511
592,200	Matahari Department Store Tbk PT	275,206
1,801,200	Perusahaan Gas Negara Persero Tbk PT	271,966
96,400	Semen Indonesia Persero Tbk PT	64,206
291,800	Surya Citra Media Tbk PT	36,716
1,684,900	Telekomunikasi Indonesia Persero Tbk PT	411,572
96,500	United Tractors Tbk PT	213,703

		4,481,604

	Malaysia - 8.7%
218,400	AirAsia Group Bhd	166,762
233,400	AMMB Holdings Bhd	232,921
191,500	Axiata Group Bhd	211,004
25,800	British American Tobacco Malaysia Bhd	197,747
278,600	CIMB Group Holdings Bhd	404,588
210,300	DiGi.Com Bhd	244,931
19,000	Fraser & Neave Holdings Bhd	173,174
19,400	Genting Bhd	36,611
24,900	Genting Malaysia Bhd	30,023
50,900	Hartalega Holdings Bhd	81,420
34,688	Hong Leong Bank Bhd	172,497
289,800	Inari Amertron Bhd	159,658
117,600	IOI Corp. Bhd	129,009
12,200	Kuala Lumpur Kepong Bhd	73,580
768,100	Malakoff Corp. Bhd	162,399
251,600	Malayan Banking Bhd	595,183
133,900	Maxis Bhd	188,951
75,700	MISC Bhd	110,847
4,300	Nestle Malaysia Bhd	152,113

The accompanying notes are an integral part of these financial statements.

26

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7% - (continued)
	Malaysia - 8.7% - (continued)
179,500	Petronas Chemicals Group Bhd	$405,973
21,300	Petronas Dagangan Bhd	135,155
22,500	Petronas Gas Bhd	102,755
72,700	Public Bank Bhd	439,169
303,300	SP Setia Group Bhd	197,876
108,800	Telekom Malaysia Bhd	84,653
120,200	Tenaga Nasional Bhd	449,025
95,300	Top Glove Corp. Bhd	245,475
23,700	UMW Holdings Bhd	28,748
220,658	YTL Corp. Bhd	66,648

		5,678,895

	Mexico - 4.4%
134,911	Alfa S.A.B. de C.V. Class A	173,588
594,172	America Movil S.A.B. de C.V. Class L	478,216
4,400	Becle S.A.B. de C.V.	7,109
48,875	Coca-Cola Femsa S.A.B. de C.V. Class L	299,090
2,100	El Puerto de Liverpool S.A.B. de C.V. Class C1	15,791
22,428	Fomento Economico Mexicano S.A.B. de C.V.	222,058
67,456	Grupo Bimbo S.A.B. de C.V. Class A(1)	143,647
1,128	Grupo Elektra S.A.B. de C.V.(1)	51,276
42,545	Grupo Financiero Banorte S.A.B. de C.V. Class O	308,020
88,200	Grupo Financiero Inbursa S.A.B. de C.V.	138,767
42,206	Grupo Mexico S.A.B. de C.V. Class B	121,567
112,358	Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	199,489
34,998	Mexichem S.A.B. de C.V.	119,915
190,637	Wal-Mart de Mexico S.A.B. de C.V.	578,765

		2,857,298

	Philippines - 4.3%
142,410	Aboitiz Equity Ventures, Inc.	129,152
11,065	Ayala Corp.	190,049
163,600	BDO Unibank, Inc.	362,748
1,871,100	Energy Development Corp.*	245,186
7,897	GT Capital Holdings, Inc.	119,851
106,720	JG Summit Holdings, Inc.	106,562
33,330	Jollibee Foods Corp.	158,538
1,968,900	Metro Pacific Investments Corp.	173,094
10,440	PLDT, Inc.	260,855
312,460	Puregold Price Club, Inc.	260,239
224,870	Robinsons Retail Holdings, Inc.	331,707
629,640	Semirara Mining & Power Corp.	311,149
53,130	Universal Robina Corp.	142,093

		2,791,223

	Poland - 5.3%
8,730	Alior Bank S.A.*	149,206
30,175	Asseco Poland S.A.	390,152
122,051	Bank Millennium S.A.*	306,278
7,520	Bank Polska Kasa Opieki S.A.	216,658
2,624	CD Projekt S.A.*	133,332
4,175	Cyfrowy Polsat S.A.*	25,190
20,701	Grupa Lotos S.A.	421,647
1,798	ING Bank Slaski S.A.	89,166
16	LPP S.A.	37,438
304	mBank S.A.	36,914
67,693	Orange Polska S.A.*	81,538
82,325	PGE Polska Grupa Energetyczna S.A.*	212,619
14,145	Polski Koncern Naftowy ORLEN S.A.	387,576
81,399	Polskie Gornictwo Naftowe i Gazownictwo S.A.*	142,875
16,675	Powszechna Kasa Oszczednosci Bank Polski S.A.	194,069
28,777	Powszechny Zaklad Ubezpieczen S.A.	309,934

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7% - (continued)
	Poland - 5.3% - (continued)
812	Santander Bank Polska S.A.	$82,740
516,883	Tauron Polska Energia S.A.*	248,198

		3,465,530

	Russia - 3.4%
58,591	Gazprom PJSC ADR	292,955
5,734	LUKOIL PJSC ADR	439,798
17,055	Magnit PJSC GDR	242,266
13,286	MMC Norilsk Nickel PJSC ADR	229,848
671	Novatek PJSC GDR	123,464
23,839	Sberbank of Russia PJSC ADR	302,279
55,910	Surgutneftegas PJSC ADR	231,467
4,561	Tatneft PJSC ADR	348,916

		2,210,993

	South Africa - 5.3%
39,939	Absa Group Ltd.	428,650
808	AngloGold Ashanti Ltd.	6,989
3,100	Aspen Pharmacare Holdings Ltd.	37,105
22,691	Bidvest Group Ltd.(1)	296,640
47,251	FirstRand Ltd.	226,618
9,467	Mr. Price Group Ltd.	152,703
36,312	MTN Group Ltd.	224,730
19,948	Nedbank Group Ltd.	373,030
238,966	Redefine Properties Ltd. REIT	169,203
18,163	RMB Holdings Ltd.	101,588
37,882	Sanlam Ltd.	211,772
37,602	Sappi Ltd.	235,822
7,427	Sasol Ltd.(1)	287,360
8,507	Shoprite Holdings Ltd.	115,210
26,596	Standard Bank Group Ltd.	328,897
2,124	Tiger Brands Ltd.	39,778
13,441	Vodacom Group Ltd.	119,610
29,208	Woolworths Holdings Ltd.	102,374

		3,458,079

	South Korea - 9.4%
121	AmorePacific Group	10,177
787	BNK Financial Group, Inc.	6,102
1,039	CJ Corp.	126,450
1,792	Coway Co., Ltd.	140,226
2,767	DB Insurance Co., Ltd.	181,598
144	E-Mart, Inc.	26,937
4,009	Hana Financial Group, Inc.	161,011
2,835	Hankook Tire Co., Ltd.	128,045
3,486	Hyundai Engineering & Construction Co., Ltd.	212,130
885	Hyundai Glovis Co., Ltd.	103,719
779	Hyundai Mobis Co., Ltd.	160,119
769	Hyundai Motor Co.	89,777
9,971	Industrial Bank of Korea	137,082
951	Kangwon Land, Inc.	24,605
944	KB Financial Group, Inc.	46,126
10,608	Kia Motors Corp.	335,669
2,892	Korea Electric Power Corp.	76,520
179	Korea Zinc Co., Ltd.	70,357
2,190	KT&G Corp.	205,328
476	LG Chem Ltd.	156,843
1,882	LG Corp.	123,176
9,707	LG Display Co., Ltd.	167,143
3,840	LG Electronics, Inc.	245,788
107	LG Household & Health Care Ltd.	123,085
35,323	LG Uplus Corp.	582,746

The accompanying notes are an integral part of these financial statements.

27

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7% - (continued)
	South Korea - 9.4% - (continued)
690	Lotte Chemical Corp.	$172,928
141	NCSoft Corp.	56,247
678	POSCO	180,005
223	S-Oil Corp.	27,542
12,467	Samsung Electronics Co., Ltd.	522,057
482	Samsung Fire & Marine Insurance Co., Ltd.	123,406
1,207	SK Holdings Co., Ltd.	312,291
4,928	SK Hynix, Inc.	324,757
1,302	SK Innovation Co., Ltd.	252,360
1,262	SK Telecom Co., Ltd.	320,833
11,955	Woori Bank	182,141

		6,115,326

	Taiwan - 9.8%
31,000	ASE Technology Holding, Co., Ltd.*	75,639
25,000	Asustek Computer, Inc.	216,160
647,000	AU Optronics Corp.	273,353
9,000	Catcher Technology Co., Ltd.	99,040
280,764	Chang Hwa Commercial Bank Ltd.	173,794
71,431	Chicony Electronics Co., Ltd.	144,579
167,000	China Development Financial Holding Corp.	62,352
267,794	China Life Insurance Co., Ltd.	269,259
36,000	Chunghwa Telecom Co., Ltd.	129,696
190,000	Compal Electronics, Inc.	117,922
225,628	CTBC Financial Holding Co., Ltd.	169,962
14,105	Delta Electronics, Inc.	60,517
114,508	E.Sun Financial Holding Co., Ltd.	84,569
66,540	Far Eastern New Century Corp.	77,800
63,000	Far EasTone Telecommunications Co., Ltd.	150,211
330,271	First Financial Holding Co., Ltd.	224,991
32,301	Foxconn Technology Co., Ltd.	78,814
57,000	Fubon Financial Holding Co., Ltd.	96,702
92,030	Hon Hai Precision Industry Co., Ltd.*	238,718
191,677	Hua Nan Financial Holdings Co., Ltd.	116,137
398,000	Innolux Corp.	138,172
208,000	Inventec Corp.	186,657
69,245	Lite-On Technology Corp.	87,086
11,000	MediaTek, Inc.	88,806
171,273	Mega Financial Holding Co., Ltd.	154,260
17,000	Nan Ya Plastics Corp.	47,215
26,000	Novatek Microelectronics Corp.	128,582
82,000	Pegatron Corp.	164,091
190,000	Pou Chen Corp.	200,685
33,000	President Chain Store Corp.	387,466
31,000	Quanta Computer, Inc.	54,014
138,000	Radiant Opto-Electronics Corp.	311,859
102,480	Shanghai Commercial & Savings Bank Ltd.	120,561
833,319	Shin Kong Financial Holding Co., Ltd.	326,144
170,832	SinoPac Financial Holdings Co., Ltd.	62,384
24,600	Synnex Technology International Corp.	31,381
113,125	Taiwan Cooperative Financial Holding Co., Ltd.	68,913
23,000	Taiwan Mobile Co., Ltd.	82,485
15,000	Taiwan Semiconductor Manufacturing Co., Ltd.	128,959
41,000	Teco Electric and Machinery Co., Ltd.	29,743
130,800	Uni-President Enterprises Corp.	341,426
260,000	United Microelectronics Corp.	137,523
24,000	Vanguard International Semiconductor Corp.	53,450
79,686	Wistron Corp.	51,936
30,000	WPG Holdings Ltd.*(3)(4)(5)	37,238
228,757	Yuanta Financial Holding Co., Ltd.	120,623

		6,401,874

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7% - (continued)
	Thailand - 9.2%
60,258	Advanced Info Service plc NVDR	$374,516
220,000	Bangkok Dusit Medical Services plc NVDR	173,470
3,000	Bangkok Life Assurance plc NVDR	3,015
134,400	Bank of Ayudhya plc NVDR	166,234
59,667	Banpu plc NVDR	35,239
24,900	Bumrungrad Hospital plc NVDR	143,210
216,700	Charoen Pokphand Foods plc NVDR	169,192
55,900	CP ALL plc NVDR	119,267
70,100	Delta Electronics Thailand plc NVDR	151,190
96,800	Glow Energy plc NVDR	263,401
63,800	Indorama Ventures plc NVDR	116,395
644,400	IRPC plc NVDR	135,495
75,500	Kasikornbank plc NVDR	504,267
776,400	Krung Thai Bank plc NVDR	484,950
567,500	Land & Houses plc NVDR	201,801
48,800	MK Restaurants Group plc NVDR	109,400
287,500	Pruksa Holding plc NVDR	188,466
61,200	PTT Exploration & Production plc NVDR	293,321
152,400	PTT Global Chemical plc NVDR	382,885
305,000	PTT plc NVDR	511,634
116,300	Ratchaburi Electricity Generating Holding plc NVDR	186,102
96,100	Siam Commercial Bank plc NVDR	442,761
66,400	Thai Beverage plc(1)	33,046
95,900	Thai Oil plc NVDR	262,435
75,600	Thai Union Group plc NVDR	41,844
3,401,900	TMB Bank plc NVDR	241,941
173,200	Total Access Communication plc NVDR	251,713

		5,987,190

	Turkey - 6.4%
121,092	Akbank T.A.S.	139,490
140,308	Arcelik AS	323,484
13,466	BIM Birlesik Magazalar AS	182,355
651,444	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	194,111
200,577	Enka Insaat ve Sanayi AS	173,956
191,735	Eregli Demir ve Celik Fabrikalari T.A.S.	352,045
52,925	Haci Omer Sabanci Holding AS	67,221
105,273	KOC Holding AS	298,962
327,849	Petkim Petrokimya Holding AS	291,977
63,958	Tofas Turk Otomobil Fabrikasi AS	227,627
14,392	Tupras Turkiye Petrol Rafinerileri AS	321,510
74,422	Turk Hava Yollari AO*	236,498
221,681	Turkcell Iletisim Hizmetleri AS	425,848
94,606	Turkiye Garanti Bankasi AS	121,421
231,570	Turkiye Halk Bankasi AS	257,887
122,837	Turkiye Is Bankasi AS Class C	90,380
302,393	Turkiye Sise ve Cam Fabrikalari AS	293,972
245,330	Turkiye Vakiflar Bankasi TAO Class D	154,778

		4,153,522

	Total Common Stocks (cost $60,915,856)	$62,257,871

PREFERRED STOCKS - 3.9%
	Brazil - 2.5%
39,059	Banco Bradesco S.A.*	280,407
44,442	Itau Unibanco Holding S.A.	491,098
74,448	Itausa - Investimentos Itau S.A.	188,285

The accompanying notes are an integral part of these financial statements.

28

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 3.9% - (continued)
	Brazil - 2.5% - (continued)
28,104	Petroleo Brasileiro S.A.*	$148,418
49,412	Telefonica Brasil S.A.*	485,020

		1,593,228

	Chile - 0.4%
70,723	Embotelladora Andina S.A. Class B	274,518
264	Sociedad Quimica y Minera de Chile S.A. Class B	12,087

		286,605

	Colombia - 1.0%
44,583	Banco Davivienda S.A., 3.17%	513,486
15,640	Bancolombia S.A., 3.18%	164,859

		678,345

	Total Preferred Stocks (cost $2,411,370)	$2,558,178

	Total Long-Term Investments (cost $63,327,226)	$64,816,049

SHORT-TERM INVESTMENTS - 1.1%
	Securities Lending Collateral - 1.0%
680,113	State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%(6)	$680,113

	U.S. Treasury Bill - 0.1%
$45,000	U.S. Treasury Bill 2.09%, 12/06/2018(7)(8)	44,824

		44,824

	Total Short-Term Investments (cost $724,941)	$724,937

Total Investments (cost $64,052,167)	100.7%	$65,540,986
Other Assets and Liabilities	(0.7)%	(460,817)

Total Net Assets	100.0%	$65,080,169

The accompanying notes are an integral part of these financial statements.

29

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

September 30, 2018

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $682,458, which represented 1.0% of total net assets.

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At September 30, 2018, the aggregate fair value of this security was $37,238, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Trustees.

(4)	Investment valued using significant unobservable inputs.

(5)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At September 30, 2018, the aggregate value of this security was $37,238, which represented 0.1% of total net assets.

(6)	Current yield as of period end.

(7)	The rate shown represents current yield to maturity.

(8)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at September 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Market Index Future	5	12/21/2018	$262,425	$1,376

Total futures contracts				$1,376

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviation:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

30

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

September 30, 2018

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Brazil	$1,306,001	$1,306,001	$—	$—
Chile	3,268,632	3,268,632	—	—
China	4,323,662	4,323,662	—	—
Colombia	1,228,144	1,228,144	—	—
Hong Kong	710,318	710,318	—	—
India	3,679,351	3,679,351	—	—
Indonesia	4,481,604	4,481,604	—	—
Malaysia	5,678,895	5,678,895	—	—
Mexico	2,857,298	2,857,298	—	—
Philippines	2,791,223	2,791,223	—	—
Poland	3,465,530	3,465,530	—	—
Russia	2,210,993	2,210,993	—	—
South Africa	3,458,079	3,458,079	—	—
South Korea	6,115,326	6,115,326	—	—
Taiwan	6,401,874	6,364,636	—	37,238
Thailand	5,987,190	5,987,190	—	—
Turkey	4,153,522	4,153,522	—	—
United States	140,229	140,229	—	—
Preferred Stocks	2,558,178	2,558,178	—	—
Short-Term Investments	724,937	680,113	44,824	—
Futures Contracts(2)	1,376	1,376	—	—

Total	$65,542,362	$65,460,300	$44,824	$37,238

(1)

For the year ended September 30, 2018, there were no transfers between Level 1 and Level 2; investments valued at $45,241 were transferred from Level 1 to Level 3 due to the unavailability of active market pricing.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2018 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

31

Hartford Multifactor Global Small Cap ETF

Schedule of Investments

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Australia - 4.7%
39,485	Abacus Property Group	$97,422
64,507	Australian Pharmaceutical Industries Ltd.(1)	80,513
12,857	Automotive Holdings Group Ltd.(1)	20,559
3,367	BWP Trust REIT	8,137
61,826	Cromwell Property Group REIT(1)	47,866
28,522	CSR Ltd.(1)	77,802
2,131	Downer EDI Ltd.	12,165
10,832	Elders Ltd.	55,568
31,306	Genworth Mortgage Insurance Australia Ltd.(1)	55,723
41,674	Inghams Group Ltd.(1)	116,995
16,589	Investa Office Fund	66,256
2,955	JB Hi-Fi Ltd.(1)	53,858
18,740	Metcash Ltd.(1)	40,678
8,394	Mineral Resources Ltd.	96,568
3,102	Northern Star Resources Ltd.	18,629
16,986	Regis Resources Ltd.	45,720
1,443	Sandfire Resources NL(1)	7,757
5,914	Shopping Centres Australasia Property Group REIT	10,270
36,402	St. Barbara Ltd.	91,922
26,051	Viva Energy REIT	41,468

		1,045,876

	Belgium - 0.6%
24,665	AGFA-Gevaert N.V.*	113,276
299	Tessenderlo Group S.A.*	11,113

		124,389

	Bermuda - 0.2%
861	Argo Group International Holdings Ltd.	54,286

	Brazil - 1.4%
3,100	Cia de Transmissao de Energia Eletrica Paulista	45,380
838	Cia Hering	3,729
11,533	EDP - Energias do Brasil S.A.	36,936
2,552	Grendene S.A.	4,301
7,500	IRB Brasil Resseguros S.A.	124,795
23,165	MRV Engenharia e Participacoes S.A.	71,289
5,684	Odontoprev S.A.	18,232
1,700	Unipar Carbocloro S.A.	17,351

		322,013

	Canada - 5.2%
1,694	Aecon Group, Inc.	21,270
3,319	Aritzia, Inc.*	43,933
2,049	BRP, Inc.	96,046
2,283	Canfor Corp.*	42,530
3,253	Canfor Pulp Products, Inc.	61,557
7,473	Cascades, Inc.	72,903
2,171	Celestica, Inc.*	23,497
998	Colliers International Group, Inc.	77,247
526	Domtar Corp.	27,441
455	FirstService Corp.	38,414
6,097	Intertape Polymer Group, Inc.(1)	90,422
9,491	Just Energy Group, Inc.(1)	29,444
3,762	Killam Apartment Real Estate Investment Trust REIT	46,945
6,148	Mercer International, Inc.	103,286
2,400	NFI Group, Inc.	93,338
2,939	North West Co., Inc.(1)	63,937
387	Parkland Fuel Corp.	12,997

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Canada - 5.2% - (continued)
2,541	Spin Master Corp.*(2)	$100,689
4,633	Transcontinental, Inc. Class A(1)	82,079
800	Uni-Select, Inc.(1)	13,610
12,325	Western Forest Products, Inc.	20,119

		1,161,704

	China - 8.6%
45,522	BAIC Motor Corp. Ltd. Class H(2)	36,476
131,435	Chaowei Power Holdings Ltd.	57,782
42,753	China BlueChemical Ltd. Class H	17,320
6,000	China Eastern Airlines Corp. Ltd. Class H	3,849
25,531	China Lesso Group Holdings Ltd.	14,487
89,025	China Oriental Group Co., Ltd.	71,904
98,000	China SCE Group Holdings Ltd.	37,823
103,122	CSC Financial Co., Ltd. Class H*(2)	59,963
37,000	Dongyue Group Ltd.	25,534
78,242	Great Wall Motor Co., Ltd. Class H	49,896
126,459	Guangshen Railway Co., Ltd. Class H	56,564
42,766	Guangzhou R&F Properties Co., Ltd. Class H	78,592
276,696	Jingrui Holdings Ltd.	88,402
54,600	JNBY Design Ltd.	96,851
7,000	KWG Group Holdings Ltd.*	6,405
29,900	Legend Holdings Corp. Class H(2)	91,707
160,646	Metallurgical Corp. of China Ltd. Class H	45,166
43,000	Powerlong Real Estate Holdings Ltd.	18,244
96,814	Red Star Macalline Group Corp. Ltd. Class H(2)	92,918
108,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	106,690
89,082	Shenzhen Expressway Co., Ltd. Class H	89,482
14,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	8,552
65,215	Sinotrans Ltd. Class H	26,586
108,219	Tianneng Power International Ltd.	95,566
87,303	Times China Holdings, Ltd.	93,273
35,402	TravelSky Technology Ltd. Class H	92,069
101,706	Weichai Power Co., Ltd. Class H	126,078
149,314	Xtep International Holdings Ltd.	86,441
46,000	Yadea Group Holdings Ltd.(2)	15,931
25,637	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H*(2)	79,779
15,600	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(2)	64,893
170,705	Yuzhou Properties Co., Ltd.	69,374

		1,904,597

	Denmark - 0.7%
1,350	Bakkafrost P/F	82,293
134	Dfds A/S	6,637
8,311	Spar Nord Bank A/S	77,151

		166,081

	Finland - 0.0%
1,247	Finnair Oyj	10,385

	France - 0.8%
211	Fnac Darty S.A.*	16,653
1,649	Gaztransport Et Technigaz S.A.	125,070
1,332	Neopost S.A.	40,503

		182,226

	Georgia - 0.2%
2,197	Bank of Georgia Group plc	49,032

The accompanying notes are an integral part of these financial statements.

32

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Germany - 0.3%
248	Cewe Stiftung & Co. KGaA	$20,654
7,611	Heidelberger Druckmaschinen AG*	20,350
43,884	Sirius Real Estate Ltd.	35,595

		76,599

	Hong Kong - 2.1%
192,000	Giordano International Ltd.	96,431
66,000	HKBN Ltd.	113,192
16,000	Huabao International Holdings Ltd.	8,588
9,000	K Wah International Holdings Ltd.	4,267
184,000	Nissin Foods Co., Ltd.	86,064
35,000	Road King Infrastructure Ltd.	60,116
76,000	Sa Sa International Holdings Ltd.	42,153
63,120	Shenzhen Investment Ltd.	20,166
41,515	Yuexiu Real Estate Investment Trust	27,217

		458,194

	Ireland - 0.1%
10,343	Green REIT plc	18,140

	Israel - 1.2%
64,080	Oil Refineries Ltd.	31,933
517	Paz Oil Co., Ltd.	81,114
6,445	Phoenix Holdings Ltd.	38,959
4,374	Plus500 Ltd.	76,033
1,993	Tower Semiconductor Ltd.*	43,409

		271,448

	Italy - 1.7%
10,887	Banca Farmafactoring S.p.A.(2)	65,250
683	El.En. S.p.A.	16,802
21,976	Enav S.p.A.(2)	107,154
50,193	Juventus Football Club S.p.A.*	85,642
43,126	Saras S.p.A	92,317

		367,165

	Japan - 14.2%
415	Adastria Co., Ltd.	5,546
667	Alpine Electronics, Inc.(1)	12,537
2,681	Amano Corp.(1)	56,035
1,732	AOKI Holdings, Inc.(1)	23,681
3,305	Arcs Co., Ltd.	89,619
400	Canon Electronics, Inc.	8,402
3,476	CKD Corp.(1)	44,619
157	cocokara fine, Inc.	10,076
456	Daishi Bank Ltd.*(3)	19,973
1,000	Daiwabo Holdings Co., Ltd.	64,621
3,549	Doutor Nichires Holdings Co., Ltd.	65,928
1,600	DTS Corp.	63,741
1,758	Dydo Group Holdings, Inc.(1)	88,066
100	Enplas Corp.	2,870
3,867	Fuji Corp.	61,996
700	Fujitsu General Ltd.	11,752
5,921	Geo Holdings Corp.	89,609
10,700	Hazama Ando Corp.(1)	81,674
1,667	Heiwado Co., Ltd.	44,762
2,147	Inaba Denki Sangyo Co., Ltd.	94,889
5,300	Itochu Enex Co., Ltd.	53,614
800	Iwatani Corp.	28,490
200	JCU Corp.	4,826
4,300	Kaga Electronics Co., Ltd.(1)	89,456
321	Kanematsu Corp.	4,833
2,100	KH Neochem Co., Ltd.	81,811

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Japan - 14.2% - (continued)
1,768	Kokuyo Co., Ltd.	$31,847
2,881	KYORIN Holdings, Inc.(1)	59,505
1,769	Kyowa Exeo Corp.(1)	51,784
1,637	Kyudenko Corp.	64,999
3,900	Leopalace21 Corp.	21,734
2,678	Maeda Road Construction Co., Ltd.	54,487
6,700	Marvelous, Inc.	54,917
3,968	Maxell Holdings Ltd.	62,183
7,182	MCJ Co., Ltd.	63,293
599	Megmilk Snow Brand Co., Ltd.	15,394
5,160	Ministop Co., Ltd.	99,125
3,123	Mirait Holdings Corp.(1)	53,835
1,000	Mitsubishi Research Institute, Inc.	38,561
441	Mochida Pharmaceutical Co., Ltd.	36,457
2,569	NEC Networks & System Integration Corp.	59,574
4,729	NET One Systems Co., Ltd.(1)	113,578
1,745	Nichiha Corp.(1)	46,166
873	Nihon Unisys Ltd.	22,535
4,300	Nishi-Nippon Financial Holdings, Inc.	49,744
461	Nojima Corp.	10,102
2,000	Oki Electric Industry Co., Ltd.	26,289
1,169	PAL GROUP Holdings Co., Ltd.	29,393
1,461	Paramount Bed Holdings Co., Ltd.(1)	72,031
4,478	Plenus Co., Ltd.(1)	73,014
400	Prima Meat Packers Ltd.	9,441
500	Senko Group Holdings Co., Ltd.	4,164
200	Shindengen Electric Manufacturing Co., Ltd.	9,561
1,800	Solasto Corp.	23,438
939	St Marc Holdings Co., Ltd.	21,924
634	Sumitomo Bakelite Co., Ltd.	28,514
700	Sushiro Global Holdings Ltd.	41,475
4,019	T-Gaia Corp.	104,876
374	Taikisha Ltd.	12,216
3,608	Takuma Co., Ltd.(1)	47,933
613	Toho Holdings Co., Ltd.(1)	16,271
7,100	TOKAI Holdings Corp.	71,259
818	Token Corp.	53,652
200	Tokyo Seimitsu Co., Ltd.	5,198
2,900	Tokyu Construction Co., Ltd.	28,008
3,230	Toppan Forms Co., Ltd.(1)	31,053
100	Towa Pharmaceutical Co., Ltd.	7,413
10,200	Toyo Construction Co., Ltd.	41,578
396	Unipres Corp.	7,701
7,100	United Super Markets Holdings, Inc.	88,387
1,528	Valor Holdings Co., Ltd.(1)	35,353
1,700	Wakita & Co., Ltd.	21,043
3,700	Yamazen Corp.	44,139

		3,168,570

	Liechtenstein - 0.5%
650	VP Bank AG	101,812

	Luxembourg - 0.2%
1,101	Altisource Portfolio Solutions S.A.*(1)	35,485

	Netherlands - 0.5%
3,946	ForFarmers N.V.	44,687
6,955	PostNL N.V.(1)	24,881
184	Sligro Food Group N.V.	7,865
527	TKH Group N.V.	29,687

		107,120

The accompanying notes are an integral part of these financial statements.

33

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	New Zealand - 0.4%
24,548	Chorus Ltd.	$79,092

	Norway - 0.5%
9,469	Veidekke ASA	103,373

	Portugal - 0.0%
1,417	REN - Redes Energeticas Nacionais SGPS S.A.	3,999

	Puerto Rico - 0.4%
4,700	Triple-S Management Corp. Class B*	88,783

	Singapore - 1.1%
1,273	China Yuchai International Ltd.	21,985
10,017	Frasers Centrepoint Trust REIT	16,642
2,762	Kulicke & Soffa Industries, Inc.	65,846
67,900	M1 Ltd.(1)	104,855
37,400	Yanlord Land Group Ltd.	40,511

		249,839

	South Africa - 0.7%
2,689	Mondi Ltd.	73,822
13,959	Reunert Ltd.	74,968

		148,790

	South Korea - 5.6%
519	AK Holdings, Inc.	28,634
3,974	Cheil Worldwide, Inc.	77,563
125	CJ ENM Co., Ltd.	27,947
208	Com2uSCorp	27,490
805	Daesang Corp.	19,050
4,156	DGB Financial Group, Inc.	38,029
1,221	Dongbu HiTek Co., Ltd.	17,392
592	GS Home Shopping, Inc.	108,073
764	GS Retail Co., Ltd.	26,517
149	Hanwha Corp.	4,406
1,586	Harim Holdings Co., Ltd.	15,084
205	Hyundai Home Shopping Network Corp.	20,514
3,128	Hyundai Marine & Fire Insurance Co., Ltd.	118,296
4,587	JB Financial Group Co., Ltd.	24,935
2,164	Jeju Air Co., Ltd.	73,158
203	Korea Petrochemical Ind Co., Ltd.	33,765
8,684	Korean Reinsurance Co.	81,810
4,258	LF Corp.	99,996
868	LG Hausys Ltd.	55,011
1,219	LS Industrial Systems Co., Ltd.	81,981
244	Mando Corp.	7,589
5,396	Meritz Fire & Marine Insurance Co., Ltd.	94,129
105	NongShim Co., Ltd.	23,049
525	S&T Motiv Co., Ltd.	14,270
275	S-1 Corp.	22,659
266	Samsung Card Co., Ltd.	8,825
1,502	Silicon Works Co., Ltd.	54,907
627	Soulbrain Co., Ltd.	33,971

		1,239,050

	Spain - 0.3%
867	Lar Espana Real Estate Socimi S.A. REIT	8,831
1,991	Tecnicas Reunidas S.A.(1)	61,306

		70,137

	Sweden - 0.8%
5,637	Bilia AB Class A	45,986
8,144	Nobina AB(2)	58,242
29,459	SAS AB*	71,153

		175,381

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Switzerland - 1.3%
161	Autoneum Holding AG(1)	$32,635
5	dormakaba Holding AG*(1)	3,785
561	Galenica AG*(2)	32,105
669	Implenia AG	42,566
29	Schweiter Technologies AG	35,270
18	Schweizerische Nationalbank	103,194
83	Valiant Holding AG	9,449
142	Valora Holding AG*	38,306

		297,310

	Taiwan - 2.8%
11,211	Accton Technology Corp.	31,210
8,000	Cleanaway Co., Ltd.	45,721
18,000	Coretronic Corp.	31,717
19,496	Elite Material Co., Ltd.	54,913
9,199	Everlight Electronics Co., Ltd.	9,400
2,208	FLEXium Interconnect, Inc.	6,263
44,563	Gigabyte Technology Co., Ltd.	70,348
128,000	HannStar Display Corp.	31,567
31,000	Micro-Star International Co., Ltd.	83,762
17,469	Powertech Technology, Inc.	47,659
36,637	Primax Electronics Ltd.	58,616
18,548	Realtek Semiconductor Corp.	82,616
10,871	Tripod Technology Corp.	29,658
5,562	Wistron NeWeb Corp.	13,498
13,083	WT Microelectronics Co., Ltd.	18,275

		615,223

	Thailand - 0.4%
2,153	Fabrinet*	99,598

	United Kingdom - 4.1%
9,997	Biffa plc(2)	32,852
775	Big Yellow Group plc REIT	9,278
24,381	Charter Court Financial Services Group plc(2)	106,446
32,223	Coats Group plc	34,625
8,537	Dart Group plc	103,812
14,700	Draper Esprit plc*(1)	115,017
2,186	Go-Ahead Group plc	45,810
5,547	Greggs plc	76,314
1,068	Halfords Group plc	4,407
35,420	Hansteen Holdings plc REIT	44,804
36,665	Just Group plc	42,267
7,504	Moneysupermarket.com Group plc	27,292
17,817	OneSavings Bank plc	94,377
5,385	Safestore Holdings plc REIT	36,586
6,394	Sports Direct International plc*(1)	28,450
9,742	UNITE Group plc	113,447

		915,784

	United States - 37.0%
1,829	Aaron’s, Inc.	99,607
2,123	Abercrombie & Fitch Co. Class A	44,838
480	ACCO Brands Corp.	5,424
310	Acushnet Holdings Corp.	8,503
870	Amedisys, Inc.*	108,715
846	American National Insurance Co.	109,379
167	American Woodmark Corp.*	13,101
3,814	Amkor Technology, Inc.*	28,185
1,871	AMN Healthcare Services, Inc.*	102,344
1,123	ANGI Homeservices, Inc. Class A*	26,368
1,373	Anika Therapeutics, Inc.*	57,913
4,059	Apollo Medical Holdings, Inc.*(1)	89,582

The accompanying notes are an integral part of these financial statements.

34

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	United States - 37.0% - (continued)
1,144	Arch Coal, Inc. Class A(1)	$102,274
1,390	Argan, Inc.	59,770
56	Atrion Corp.	38,909
4,889	Avaya Holdings Corp.*	108,242
1,283	Banc of California, Inc.(1)	24,249
1,380	Big Lots, Inc.	57,670
1,165	BioTelemetry, Inc.*	75,084
273	Blackstone Mortgage Trust, Inc. Class A REIT(1)	9,148
2,453	Bluegreen Vacations Corp.(1)	43,884
1,814	Boise Cascade Co.	66,755
136	Boston Beer Co., Inc. Class A*(1)	39,100
274	Briggs & Stratton Corp.	5,269
2,883	Buckle, Inc.(1)	66,453
2,395	Byline Bancorp, Inc.*(1)	54,366
583	Cambrex Corp.*	39,877
240	Cars.com, Inc.*	6,626
49	Chesapeake Utilities Corp.	4,111
1,253	Chico’s FAS, Inc.	10,864
758	Children’s Place, Inc.(1)	96,872
163	Coca-Cola Bottling Co. Consolidated(1)	29,712
387	Compass Minerals International, Inc.(1)	26,006
425	CONMED Corp.	33,669
2,499	CONSOL Energy, Inc.*	101,984
1,854	Convergys Corp.	44,014
792	Cooper-Standard Holdings, Inc.*	95,024
1,836	Corvel Corp.*	110,619
969	CSG Systems International, Inc.	38,896
3,509	Curo Group Holdings Corp.*	106,077
2,693	CVR Energy, Inc.	108,312
2,327	Dean Foods Co.(1)	16,522
750	Dolby Laboratories, Inc. Class A	52,477
224	Douglas Dynamics, Inc.	9,834
962	DSW, Inc. Class A	32,593
1,532	Eagle Pharmaceuticals, Inc.*(1)	106,214
790	EchoStar Corp. Class A*	36,632
1,784	Emergent BioSolutions, Inc.*	117,441
1,400	Employers Holdings, Inc.	63,420
1,938	Ensign Group, Inc.	73,489
1,059	ePlus, Inc.*	98,169
1,922	Express, Inc.*	21,257
149	Farmer Brothers Co.*	3,934
1,143	FB Financial Corp.	44,783
982	FBL Financial Group, Inc. Class A	73,895
2,338	First Interstate BancSystem, Inc. Class A	104,742
7,031	Five Point Holdings LLC Class A*(1)	66,162
7,682	Foundation Building Materials, Inc.*	95,795
1,390	Genesco, Inc.*	65,469
2,818	Geo Group, Inc. REIT	70,901
796	Getty Realty Corp. REIT	22,734
2,038	Globus Medical, Inc. Class A*	115,677
286	GMS, Inc.*	6,635
351	Greenbrier Cos., Inc.	21,095
623	Greif, Inc. Class A	33,430
786	Guess?, Inc.	17,764
1,981	H&E Equipment Services, Inc.	74,842
2,262	Hawaiian Holdings, Inc.	90,706
2,357	Heritage Financial Corp.(1)	82,849
1,082	Horace Mann Educators Corp.	48,582
109	Hub Group, Inc. Class A*	4,970
70	ICF International, Inc.	5,282
471	Ichor Holdings Ltd.*(1)	9,618
154	II-VI, Inc.*(1)	7,284

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	United States - 37.0% - (continued)
1,470	Ingles Markets, Inc. Class A	$50,347
1,426	Innospec, Inc.	109,445
4,507	Inovalon Holdings, Inc. Class A*(1)	45,295
1,982	Insight Enterprises, Inc.*	107,206
894	Insperity, Inc.	105,447
318	John B Sanfilippo & Son, Inc.	22,699
566	Kaman Corp.	37,797
225	Kelly Services, Inc. Class A	5,407
1,852	KEMET Corp.*	34,355
1,085	LHC Group, Inc.*	111,744
1,523	LifePoint Health, Inc.*	98,081
822	LSC Communications, Inc.	9,091
3,791	Luminex Corp.	114,905
1,077	Magellan Health, Inc.*	77,598
2,458	Mammoth Energy Services, Inc.	71,528
732	ManTech International Corp. Class A	46,336
2,381	Marcus & Millichap, Inc. REIT*	82,645
2,081	Match Group, Inc.*(1)	120,511
67	Meredith Corp.(1)	3,420
2,580	Meridian Bioscience, Inc.	38,442
2,377	Meritor, Inc.*	46,019
1,967	MFA Financial, Inc. REIT	14,457
72	MicroStrategy, Inc. Class A*	10,125
116	MSG Networks, Inc. Class A*	2,993
2,159	Myriad Genetics, Inc.*	99,314
801	National Presto Industries, Inc.	103,850
306	National Western Life Group, Inc. Class A	97,675
105	Neenah, Inc.	9,062
1,563	Nexeo Solutions, Inc.*(1)	19,147
4,718	NextGen Healthcare, Inc.*	94,737
106	Northwest Natural Holding Co.	7,091
292	NorthWestern Corp.	17,129
296	NuVasive, Inc.*	21,010
916	Oritani Financial Corp.	14,244
2,372	Owens & Minor, Inc.(1)	39,185
2,780	Par Pacific Holdings, Inc.*	56,712
1,410	PennyMac Financial Services, Inc. Class A	29,469
1,951	Philbro Animal Health Corp. Class A*	83,698
1,230	Photronics, Inc.*	12,116
2,316	ProPetro Holding Corp.*(1)	38,191
2,285	Renewable Energy Group, Inc.*(1)	65,808
1,156	REX American Resources Corp.*	87,336
1,152	RMR Group, Inc. REIT	106,906
111	Safety Insurance Group, Inc.	9,946
710	Sanderson Farms, Inc.(1)	73,393
1,992	Schneider National, Inc. Class B	49,760
147	Scholastic Corp.	6,863
1,974	Schweitzer-Mauduit International, Inc.	75,624
1,004	Select Income REIT	22,028
542	Select Medical Holdings Corp.*	9,973
1,544	Selective Insurance Group, Inc.	98,044
868	Sleep Number Corp.*	31,925
1,628	SMART Global Holdings, Inc.*(1)	46,789
3,551	Steelcase, Inc. Class A	65,693
855	Stepan Co.	74,394
75	Sturm Ruger & Co., Inc.	5,179
3,001	Summit Hotel Properties, Inc. REIT	40,604
1,399	Sunstone Hotel Investors, Inc. REIT	22,888
530	Supernus Pharmaceuticals, Inc.*	26,686
2,877	Sykes Enterprises, Inc.*	87,720
2,402	Syntel, Inc.*	98,434
3,190	TPG RE Finance Trust, Inc. REIT	63,864

The accompanying notes are an integral part of these financial statements.

35

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	United States - 37.0% - (continued)
1,607	TriCo Bancshares	$62,062
457	Trinseo S.A.	35,783
9,937	TrustCo Bank Corp.	84,464
1,227	TTEC Holdings, Inc.	31,779
220	TTM Technologies, Inc.*	3,500
341	U.S. Physical Therapy, Inc.	40,443
1,476	Ultra Clean Holdings, Inc.*(1)	18,524
49	UniFirst Corp.	8,509
2,026	United States Cellular Corp.*	90,724
66	Unitil Corp.	3,359
873	Universal Corp.(1)	56,745
87	USANA Health Sciences, Inc.*	10,488
2,996	Varex Imaging Corp.*	85,865
1,301	Verso Corp. Class A*	43,805
384	Viad Corp.	22,752
5,031	Virtu Financial, Inc. Class A(1)	102,884
318	Vishay Intertechnology, Inc.	6,471
2,861	Vonage Holdings Corp.*	40,512
1,086	Walker & Dunlop, Inc.	57,428
4,534	Warrior Met Coal, Inc.	122,599
878	Weis Markets, Inc.(1)	38,105

		8,238,173

	Total Common Stocks (cost $19,443,539)	$21,949,654

PREFERRED STOCKS - 0.8%
	Germany - 0.8%
2,341	Jungheinrich AG, 1.38%	$89,185
6,688	Schaeffler AG, 4.39%	85,527

		174,712

	Total Preferred Stocks (cost $188,039)	$174,712

	Total Long-Term Investments (cost $19,631,578)	$22,124,366

SHORT-TERM INVESTMENTS - 3.8%
	Securities Lending Collateral - 3.6%
799,606	State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%(4)	$799,606

	U.S. Treasury Bill - 0.2%
$40,000	U.S. Treasury Bill 2.09%, 12/06/2018(5)(6)	39,844

		39,844

	Total Short-Term Investments (cost $839,453)	$839,450

Total Investments (cost $20,471,031)	103.2%	$22,963,816
Other Assets and Liabilities	(3.2)%	(720,709)

Total Net Assets	100.0%	$22,243,107

The accompanying notes are an integral part of these financial statements.

36

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

September 30, 2018

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $944,405, which represented 4.2% of total net assets.

(3)	Investment valued using significant unobservable inputs.

(4)	Current yield as of period end.

(5)	The rate shown represents current yield to maturity.

(6)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at September 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	12/21/2018	$85,040	$(854)

Total futures contracts				$(854)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

37

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

September 30, 2018

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$1,045,876	$1,045,876	$—	$—
Belgium	124,389	124,389	—	—
Bermuda	54,286	54,286	—	—
Brazil	322,013	322,013	—	—
Canada	1,161,704	1,161,704	—	—
China	1,904,597	1,904,597	—	—
Denmark	166,081	166,081	—	—
Finland	10,385	10,385	—	—
France	182,226	182,226	—	—
Georgia	49,032	49,032	—	—
Germany	76,599	76,599	—	—
Hong Kong	458,194	458,194	—	—
Ireland	18,140	18,140	—	—
Israel	271,448	271,448	—	—
Italy	367,165	367,165	—	—
Japan	3,168,570	3,148,597	—	19,973
Liechtenstein	101,812	101,812	—	—
Luxembourg	35,485	35,485	—	—
Netherlands	107,120	107,120	—	—
New Zealand	79,092	79,092	—	—
Norway	103,373	103,373	—	—
Portugal	3,999	3,999	—	—
Puerto Rico	88,783	88,783	—	—
Singapore	249,839	249,839	—	—
South Africa	148,790	148,790	—	—
South Korea	1,239,050	1,239,050	—	—
Spain	70,137	70,137	—	—
Sweden	175,381	175,381	—	—
Switzerland	297,310	297,310	—	—
Taiwan	615,223	615,223	—	—
Thailand	99,598	99,598	—	—
United Kingdom	915,784	915,784	—	—
United States	8,238,173	8,238,173	—	—
Preferred Stocks	174,712	174,712	—	—
Short-Term Investments	839,450	799,606	39,844	—

Total	$22,963,816	$22,903,999	$39,844	$19,973

Liabilities
Futures Contracts(2)	$(854)	$(854)	$—	$—

Total	$(854)	$(854)	$—	$—

(1)

For the year ended September 30, 2018, investments valued at $87,562 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions, investments valued at $16,795 were transferred from Level 1 to Level 3 due to the unavailability of active market pricing, and there were no transfers in and out of Level 2.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2018 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

38

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Australia - 4.6%
3,115	Adelaide Brighton Ltd.	$13,929
442	AGL Energy Ltd.	6,236
2,309	Amcor Ltd.	22,855
987	Aristocrat Leisure Ltd.	20,310
1,176	Australia & New Zealand Banking Group Ltd.	23,978
832	Caltex Australia Ltd.	18,000
76	Cochlear Ltd.	11,033
165	Commonwealth Bank of Australia	8,525
212	CSL Ltd.	30,849
4,923	DuluxGroup Ltd.	27,321
1,349	GPT Group REIT	5,085
1,254	National Australia Bank Ltd.	25,233
1,168	Sonic Healthcare Ltd.	21,052
199	Stockland REIT	597
708	Tabcorp Holdings Ltd.(1)	2,495
154	Wesfarmers Ltd.	5,555
555	Westpac Banking Corp.(1)	11,216

		254,269

	Belgium - 0.0%
12	Cofinimmo S.A. REIT	1,497

	Brazil - 0.7%
2,009	Ambev S.A.	9,226
1,500	Fibria Celulose S.A.	28,366

		37,592

	Canada - 9.5%
205	Alimentation Couche-Tard, Inc. Class B	10,247
12	AltaGas Ltd.(1)	191
259	Bank of Montreal	21,348
187	Bank of Nova Scotia	11,138
815	BCE, Inc.	32,995
1,510	CAE, Inc.	30,630
200	Canadian Imperial Bank of Commerce(1)	18,727
303	Canadian National Railway Co.	27,168
216	Canadian Tire Corp. Ltd. Class A	25,290
394	CCL Industries, Inc. Class B(1)	17,746
65	CGI Group, Inc. Class A*	4,188
762	Dollarama, Inc.	23,987
665	Enbridge, Inc.(1)	21,443
71	George Weston Ltd.	5,370
128	Imperial Oil Ltd.	4,139
27	Keyera Corp.	723
48	Loblaw Cos. Ltd.	2,464
24	Onex Corp.	1,640
1,020	Parkland Fuel Corp.	34,255
137	Pembina Pipeline Corp.	4,652
135	Quebecor, Inc. Class B	2,705
1,030	RioCan Real Estate Investment Trust REIT	19,666
62	Ritchie Bros Auctioneers, Inc.	2,236
495	Rogers Communications, Inc. Class B	25,439
265	Royal Bank of Canada	21,227
303	Shaw Communications, Inc. Class B	5,900
874	Suncor Energy, Inc.	33,794
776	TELUS Corp.	28,582
191	Thomson Reuters Corp.	8,725
316	Toronto-Dominion Bank	19,189
607	TransCanada Corp.(1)	24,541
500	WSP Global, Inc.	27,344

		517,689

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Chile - 0.2%
4,310	Quinenco S.A.	$13,068

	China - 2.6%
500	AAC Technologies Holdings, Inc.	5,195
6,000	China Construction Bank Corp. Class H	5,245
1,500	China Merchants Bank Co., Ltd. Class H	6,096
6,000	CSPC Pharmaceutical Group Ltd.	12,744
6,000	Fuyao Glass Industry Group Co., Ltd. Class H(2)	21,815
9,000	Golden Eagle Retail Group Ltd.	9,788
3,000	Shenzhou International Group Holdings Ltd.	38,492
500	Tencent Holdings Ltd.	20,652
28,000	Zall Smart Commerce Group Ltd.	21,076

		141,103

	Denmark - 2.0%
47	Bakkafrost P/F	2,865
266	Danske Bank A/S	6,989
334	DSV A/S	30,381
470	GN Store Nord A/S	22,906
356	H. Lundbeck A/S	21,997
540	Novo Nordisk A/S Class B	25,434

		110,572

	Finland - 0.2%
195	Kone Oyj Class B	10,423

	France - 4.4%
232	Air Liquide S.A.	30,531
8	Essilor International Cie Generale d’Optique S.A.	1,184
46	Hermes International	30,487
74	L’Oreal S.A.	17,852
99	LVMH Moet Hennessy Louis Vuitton SE	35,025
549	Orange S.A.	8,758
259	Safran S.A.	36,310
316	Sanofi	28,100
101	Sodexo S.A.	10,715
41	Thales S.A.	5,827
495	TOTAL S.A.	32,105
34	Vinci S.A.	3,239

		240,133

	Germany - 3.1%
120	adidas AG	29,395
77	Allianz SE	17,172
327	BASF SE	29,074
1,648	Deutsche Telekom AG	26,578
148	Fresenius Medical Care AG & Co. KGaA	15,227
13	Merck KGaA	1,344
265	SAP SE	32,627
115	Siemens AG	14,738
33	United Internet AG	1,562

		167,717

	Hong Kong - 5.8%
2,500	China Mobile Ltd.	24,649
12,000	CITIC Ltd.	17,881
2,000	CK Hutchison Holdings Ltd.	23,055
3,000	CK Infrastructure Holdings Ltd.	23,770
2,500	CLP Holdings Ltd.	29,282
1,300	Dairy Farm International Holdings Ltd.	11,700
44,000	Goldin Financial Holdings Ltd.*	16,251
8,000	Guangdong Investment Ltd.	14,211
600	Hang Seng Bank Ltd.	16,302

The accompanying notes are an integral part of these financial statements.

39

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Hong Kong - 5.8% - (continued)
10,560	Hong Kong & China Gas Co., Ltd.	$20,972
100	Jardine Strategic Holdings Ltd.	3,630
3,000	Link REIT	29,540
5,000	MTR Corp. Ltd.	26,326
13,000	PCCW Ltd.	7,576
2,000	Swire Pacific Ltd. Class A	21,917
600	Swire Properties Ltd.	2,274
1,400	VTech Holdings Ltd.	16,174
10,000	Zhongyu Gas Holdings Ltd.	9,022

		314,532

	India - 2.3%
112	HDFC Bank Ltd. ADR	10,539
3,312	Infosys Ltd. ADR	33,683
385	Mahindra & Mahindra Ltd. GDR	4,504
554	Reliance Industries Ltd. GDR(2)	19,030
4,762	Wipro Ltd. ADR(1)	24,810
629	WNS Holdings Ltd. ADR*	31,922

		124,488

	Indonesia - 2.5%
54,100	Astra International Tbk PT	26,684
500	Bank Central Asia Tbk PT	810
148,300	Bumi Resources Tbk PT*	2,150
70,285	Chandra Asri Petrochemical Tbk PT	23,206
1,766,600	Hanson International Tbk PT*	15,412
14,600	Indofood CBP Sukses Makmur Tbk PT	8,646
250,000	Kresna Graha Investama Tbk PT*	11,744
43,000	Telekomunikasi Indonesia Persero Tbk PT	10,504
736,800	Trada Alam Minera Tbk PT*	11,075
8,700	Unilever Indonesia Tbk PT	27,455

		137,686

	Ireland - 1.2%
810	CRH plc	26,512
1,242	Experian plc	31,915
104	Paddy Power Betfair plc	8,879

		67,306

	Israel - 2.2%
315	Alony Hetz Properties & Investments Ltd.	3,312
180	Azrieli Group Ltd.	9,247
104	Elbit Systems Ltd.	13,191
269	Nice Ltd.*	30,442
124	Paz Oil Co., Ltd.	19,455
857	Radware Ltd.*	22,685
216	Taro Pharmaceutical Industries Ltd.*	21,233

		119,565

	Italy - 1.5%
1,428	Ansaldo STS S.p.A.*	20,302
1,693	Eni S.p.A.(1)	32,017
398	Luxottica Group S.p.A.	27,052
9	Recordati S.p.A.	305

		79,676

	Japan - 16.1%
100	Asahi Group Holdings Ltd.	4,336
1,600	Astellas Pharma, Inc.	27,919
1,200	Azbil Corp.	26,116
700	Bridgestone Corp.	26,457
900	Canon, Inc.	28,604
200	Daikin Industries Ltd.	26,632

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Japan - 16.1% - (continued)
700	Daiwa House Industry Co., Ltd.	$20,756
500	Denso Corp.	26,408
200	East Japan Railway Co.	18,585
600	FUJIFILM Holdings Corp.	27,019
100	Hikari Tsushin, Inc.	19,774
500	Hoya Corp.	29,713
200	Ito En Ltd.(1)	8,874
1,700	ITOCHU Corp.	31,131
600	Japan Airlines Co., Ltd.	21,573
2	Japan Logistics Fund, Inc. REIT	3,935
1	Japan Real Estate Investment Corp. REIT	5,247
1	Japan Retail Fund Investment Corp. REIT	1,815
700	Kagome Co., Ltd.	20,214
500	Kaken Pharmaceutical Co., Ltd.	26,588
1,000	KDDI Corp.	27,636
400	Kuraray Co., Ltd.	6,015
600	McDonald’s Holdings Co. Japan Ltd.	26,359
900	Mitsubishi Electric Corp.	12,333
100	Mitsubishi Tanabe Pharma Corp.	1,673
700	Mitsui & Co., Ltd.	12,452
5,600	Mizuho Financial Group, Inc.	9,772
300	Nagoya Railroad Co., Ltd.	7,432
100	NEC Corp.	2,765
100	Nikon Corp.	1,880
1,100	Nippon Kayaku Co., Ltd.	13,084
600	Nippon Telegraph & Telephone Corp.	27,109
300	Nissan Chemical Corp.	15,847
400	Nissan Motor Co., Ltd.(1)	3,745
2,000	NTT Data Corp.	27,697
1,000	NTT DOCOMO, Inc.	26,896
200	Oriental Land Co., Ltd.	20,918
500	Osaka Gas Co., Ltd.	9,755
500	Otsuka Holdings Co., Ltd.	25,210
100	Rinnai Corp.	7,624
300	Secom Co., Ltd.	24,463
200	Seven & i Holdings Co., Ltd.	8,910
800	Shimadzu Corp.	25,074
400	Subaru Corp.	12,255
1,700	Sumitomo Rubber Industries Ltd.(1)	25,518
100	Taisho Pharmaceutical Holdings Co., Ltd.	12,229
100	Takeda Pharmaceutical Co., Ltd.	4,280
600	Terumo Corp.	35,551
100	Tobu Railway Co., Ltd.	2,958
100	Tokio Marine Holdings, Inc.	4,963
500	Toyota Motor Corp.	31,232
1,400	Yamada Denki Co., Ltd.(1)	7,087

		882,418

	Malaysia - 2.4%
18,900	DiGi.Com Bhd	22,012
500	Genting Malaysia Bhd	603
7,400	HAP Seng Consolidated Bhd	17,702
16,200	IHH Healthcare Bhd	20,394
2,200	Kuala Lumpur Kepong Bhd	13,269
6,700	Maxis Bhd	9,455
10,400	Petronas Chemicals Group Bhd	23,522
30,700	Sunway Bhd	11,201
4,200	Tenaga Nasional Bhd	15,690

		133,848

The accompanying notes are an integral part of these financial statements.

40

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Malta - 0.2%
775	Kindred Group plc SDR	$8,697

	Mexico - 0.3%
1,704	Fomento Economico Mexicano S.A.B. de C.V.	16,871
85	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	1,738

		18,609

	Netherlands - 0.8%
74	Koninklijke DSM N.V.	7,842
119	Koninklijke Philips N.V.	5,423
913	Royal Dutch Shell plc Class A	31,390

		44,655

	Norway - 1.4%
1,148	Equinor ASA	32,354
793	Marine Harvest ASA	18,361
1,300	Telenor ASA	25,399

		76,114

	Philippines - 1.0%
880	Aboitiz Equity Ventures, Inc.	798
390	Ayala Corp.	6,698
9,400	Ayala Land, Inc.	6,968
3,400	Manila Electric Co.	21,396
640	SM Investments Corp.	10,708
9,600	SM Prime Holdings, Inc.	6,423

		52,991

	Portugal - 0.1%
236	Galp Energia SGPS S.A.	4,685

	Russia - 0.1%
284	MMC Norilsk Nickel PJSC ADR	4,913

	Singapore - 2.0%
200	Ascendas Real Estate Investment Trust REIT	386
1,500	DBS Group Holdings Ltd.	28,642
1,800	Frasers Centrepoint Trust REIT	2,991
2,900	Mapletree Industrial Trust REIT	4,202
2,700	Mapletree Logistics Trust REIT(1)	2,431
600	Oversea-Chinese Banking Corp. Ltd.	5,024
3,600	SATS Ltd.	13,753
9,200	Singapore Telecommunications Ltd.	21,782
700	Suntec Real Estate Investment Trust REIT	989
900	United Overseas Bank Ltd.	17,837
500	UOL Group Ltd.	2,521
700	Venture Corp. Ltd.	9,032

		109,590

	South Africa - 0.0%
122	AVI Ltd.	916

	South Korea - 5.5%
55	Chong Kun Dang Pharmaceutical Corp.	5,851
42	CJ Corp.	5,112
9	CJ ENM Co., Ltd.	2,012
1,137	Feelux Co., Ltd.	17,938
170	Fila Korea Ltd.	6,881
74	GS Home Shopping, Inc.	13,509
150	HS Industries Co., Ltd.	1,141
28	Hyundai Home Shopping Network Corp.	2,802
212	Hyundai Motor Co.	24,750
420	Kangwon Land, Inc.	10,867
135	KB Financial Group, Inc.	6,596

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	South Korea - 5.5% - (continued)
568	Kia Motors Corp.	$17,973
2	LG Chem Ltd.	659
61	LG Corp.	3,992
29	LG Display Co., Ltd.	499
1,055	LG Uplus Corp.	17,405
1	NAVER Corp.	646
460	NICE Total Cash Management Co., Ltd.	5,702
88	NongShim Co., Ltd.	19,318
15	Ottogi Corp.	10,101
285	S-1 Corp.	23,483
565	Samsung Electronics Co., Ltd.	23,660
334	Shinhan Financial Group Co., Ltd.	13,550
45	SK Holdings Co., Ltd.	11,643
365	SK Hynix, Inc.	24,054
121	SK Telecom Co., Ltd.	30,761

		300,905

	Spain - 0.7%
318	Amadeus IT Group S.A.	29,556
254	Industria de Diseno Textil S.A.	7,703

		37,259

	Sweden - 1.5%
612	Assa Abloy AB Class B	12,294
665	Atlas Copco AB Class A	19,158
2,401	Svenska Cellulosa AB SCA Class B	27,187
1,035	Swedbank AB Class A	25,639

		84,278

	Switzerland - 3.4%
371	Ferguson plc	31,520
12	Givaudan S.A.	29,644
306	Nestle S.A.	25,631
303	Novartis AG	26,180
104	Roche Holding AG	25,313
169	Sika AG	24,724
259	Swiss Re AG	24,023

		187,035

	Taiwan - 5.3%
11,000	Chong Hong Construction Co., Ltd.	27,993
7,000	Chunghwa Telecom Co., Ltd.	25,219
4,000	Clevo Co.*	3,799
29,000	Everlight Electronics Co., Ltd.	29,633
1,000	Far EasTone Telecommunications Co., Ltd.	2,384
3,000	Formosa Plastics Corp.	11,496
1,000	Greatek Electronics, Inc.	1,651
9,000	HannStar Display Corp.	2,219
1,000	Hon Hai Precision Industry Co., Ltd.*	2,594
2,000	King Slide Works Co., Ltd.	26,267
2,000	Nan Ya Plastics Corp.	5,555
8,000	Pou Chen Corp.	8,450
2,000	Powertech Technology, Inc.	5,456
1,000	President Chain Store Corp.	11,741
13,600	Ruentex Development Co., Ltd.(3)	15,924
2,000	Ruentex Industries Ltd.	3,976
17,000	Sercomm Corp.	27,839
4,000	Sinbon Electronics Co., Ltd.	11,162
1,000	Supreme Electronics Co., Ltd.	982
2,000	Taiwan Mobile Co., Ltd.	7,172
3,000	Taiwan Semiconductor Manufacturing Co., Ltd.	25,792

The accompanying notes are an integral part of these financial statements.

41

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Taiwan - 5.3% - (continued)
13,000	Uni-President Enterprises Corp.	$33,934

		291,238

	Thailand - 2.9%
800	Advanced Info Service plc NVDR	4,972
14,300	Airports of Thailand plc NVDR	28,963
7,600	Bangkok Dusit Medical Services plc NVDR	5,993
216,500	Bangkok Land plc NVDR	11,983
1,500	Bumrungrad Hospital plc NVDR	8,627
900	Central Pattana plc NVDR	2,310
10,900	CP ALL plc NVDR	23,256
1,000	Electricity Generating plc NVDR	7,297
900	Glow Energy plc NVDR	2,449
2,900	Ratchaburi Electricity Generating Holding plc NVDR	4,641
1,704	Siam Cement plc NVDR	23,500
11,400	Supalai plc NVDR	8,566
18,900	Thai Beverage plc(1)	9,406
3,500	Thai Union Group plc NVDR	1,937
15,700	Thai Vegetable Oil plc NVDR	14,078

		157,978

	Turkey - 1.9%
2,400	Aselsan Elektronik Sanayi Ve Ticaret A.S.	11,018
1,370	BIM Birlesik Magazalar A.S.	18,552
35,081	Enka Insaat ve Sanayi A.S.	30,425
14,221	Kerevitas Gida Sanayi ve Ticaret A.S.*	4,900
2,731	KOC Holding A.S.	7,756
22,362	Soda Sanayi A.S.	25,797
232	Tupras Turkiye Petrol Rafinerileri A.S.	5,183

		103,631

	United Kingdom - 10.6%
925	Ashtead Group plc	29,396
388	AstraZeneca plc	30,171
2,533	BAE Systems plc	20,803
4,426	BP plc	34,013
80	British American Tobacco plc	3,740
1,168	Compass Group plc	25,985
493	Croda International plc	33,444
804	Diageo plc	28,508
872	GlaxoSmithKline plc	17,475
1,514	Halma plc	28,529
1,933	HSBC Holdings plc	16,884
2,274	Informa plc	22,602
423	InterContinental Hotels Group plc	26,367
413	Intertek Group plc	26,886
1,175	Meggitt plc	8,679
2,212	National Grid plc	22,828
2,166	Pearson plc	25,139
1,243	RELX plc	26,194
1,102	RELX plc*	23,161
6,813	Rentokil Initial plc	28,288
207	Rightmove plc	1,271
1,061	Sage Group plc	8,113
1,415	Smith & Nephew plc	25,824
347	Smiths Group plc	6,767
347	Unilever N.V.	19,332
436	Unilever plc	23,971
7,930	Vodafone Group plc	17,011

		581,381

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	United States - 0.4%
465	Bausch Health Cos., Inc.*	$11,932
29	Carnival plc	1,802
1,500	Samsonite International S.A.*(2)	5,559

		19,293

	Total Common Stocks (cost $5,039,715)	$5,437,750

PREFERRED STOCKS - 0.1%
	Germany - 0.1%
103	Fuchs Petrolub SE, 2.01%	$5,757

	Total Preferred Stocks (cost $5,625)	$5,757

	Total Long-Term Investments (cost $5,045,340)	$5,443,507

SHORT-TERM INVESTMENTS - 1.0%
	Securities Lending Collateral - 1.0%
53,191	State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%(4)	$53,191

	Total Short-Term Investments (cost $53,191)	$53,191

Total Investments (cost $5,098,531)	100.5%	$5,496,698
Other Assets and Liabilities	(0.5)%	(26,623)

Total Net Assets	100.0%	$5,470,075

The accompanying notes are an integral part of these financial statements.

42

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

September 30, 2018

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $46,404, which represented 0.8% of total net assets.

(3)	Investment valued using significant unobservable inputs.

(4)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

43

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

September 30, 2018

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$254,269	$254,269	$—	$—
Belgium	1,497	1,497	—	—
Brazil	37,592	37,592	—	—
Canada	517,689	517,689	—	—
Chile	13,068	13,068	—	—
China	141,103	141,103	—	—
Denmark	110,572	110,572	—	—
Finland	10,423	10,423	—	—
France	240,133	240,133	—	—
Germany	167,717	167,717	—	—
Hong Kong	314,532	314,532	—	—
India	124,488	124,488	—	—
Indonesia	137,686	137,686	—	—
Ireland	67,306	67,306	—	—
Israel	119,565	119,565	—	—
Italy	79,676	79,676	—	—
Japan	882,418	882,418	—	—
Malaysia	133,848	133,848	—	—
Malta	8,697	8,697	—	—
Mexico	18,609	18,609	—	—
Netherlands	44,655	44,655	—	—
Norway	76,114	76,114	—	—
Philippines	52,991	52,991	—	—
Portugal	4,685	4,685	—	—
Russia	4,913	4,913	—	—
Singapore	109,590	109,590	—	—
South Africa	916	916	—	—
South Korea	300,905	300,905	—	—
Spain	37,259	37,259	—	—
Sweden	84,278	84,278	—	—
Switzerland	187,035	187,035	—	—
Taiwan	291,238	275,314	—	15,924
Thailand	157,978	157,978	—	—
Turkey	103,631	103,631	—	—
United Kingdom	581,381	581,381	—	—
United States	19,293	19,293	—	—
Preferred Stocks	5,757	5,757	—	—
Short-Term Investments	53,191	53,191	—	—

Total	$5,496,698	$5,480,774	$—	$15,924

(1)

For the year ended September 30, 2018, there were no transfers between Level 1 and Level 2; investments valued at $6,967 were transferred from Level 1 to Level 3 due to the unavailability of active market pricing.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2018 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

44

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 0.9%
452	Fox Factory Holding Corp.*	$31,663
231	Visteon Corp.*	21,460

		53,123

	Banks - 1.5%
1,237	Beneficial Bancorp, Inc.	20,905
171	Capitol Federal Financial, Inc.	2,178
560	CenterState Bank Corp.	15,708
39	Commerce Bancshares, Inc.	2,575
611	Investors Bancorp, Inc.	7,497
88	JP Morgan Chase & Co.	9,930
544	US Bancorp	28,729

		87,522

	Capital Goods - 10.9%
239	3M Co.	50,360
183	Boeing Co.	68,058
477	BWX Technologies, Inc.	29,832
28	ESCO Technologies, Inc.	1,905
110	General Dynamics Corp.	22,519
37	Harris Corp.	6,261
490	Honeywell International, Inc.	81,536
48	IDEX Corp.	7,232
431	Kaman Corp.	28,782
148	Lincoln Electric Holdings, Inc.	13,829
157	Lockheed Martin Corp.	54,316
244	MSC Industrial Direct Co., Inc. Class A	21,499
154	Northrop Grumman Corp.	48,875
251	Raytheon Co.	51,872
305	Rockwell Collins, Inc.	42,843
12	Roper Technologies, Inc.	3,554
406	Toro Co.	24,348
44	TransDigm Group, Inc.*	16,381
351	United Technologies Corp.	49,073

		623,075

	Commercial & Professional Services - 6.0%
1,188	CBIZ, Inc.*	28,156
46	Cintas Corp.	9,099
632	Copart, Inc.*	32,567
543	Exponent, Inc.	29,105
148	FTI Consulting, Inc.*	10,832
348	ICF International, Inc.	26,257
115	IHS Markit Ltd.*	6,205
92	Insperity, Inc.	10,851
77	Matthews International Corp. Class A	3,862
466	McGrath Rent Corp.	25,383
602	Republic Services, Inc.	43,741
499	Rollins, Inc.	30,284
432	Tetra Tech, Inc.	29,506
639	Waste Management, Inc.	57,740

		343,588

	Consumer Durables & Apparel - 0.4%
229	Columbia Sportswear Co.	21,313

	Consumer Services - 10.4%
568	Aramark	24,435
253	Bright Horizons Family Solutions, Inc.*	29,814
402	Carnival Corp.	25,636
421	Cheesecake Factory, Inc.(1)	22,540
102	Churchill Downs, Inc.	28,325
93	Cracker Barrel Old Country Store, Inc.(1)	13,683

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Consumer Services - 10.4% - (continued)
379	Darden Restaurants, Inc.	$42,141
150	Domino’s Pizza, Inc.	44,220
397	Dunkin’ Brands Group, Inc.(1)	29,267
44	Graham Holdings Co. Class B	25,489
153	Hilton Worldwide Holdings, Inc.	12,359
46	Jack in the Box, Inc.	3,856
527	McDonald’s Corp.	88,162
842	Pinnacle Entertainment, Inc.*	28,367
177	Service Corp. International/US	7,823
125	ServiceMaster Global Holdings, Inc.*	7,754
636	Starbucks Corp.	36,150
197	Strategic Education, Inc.	26,995
109	Vail Resorts, Inc.	29,912
1,626	Wendy’s Co.(1)	27,870
489	Yum! Brands, Inc.	44,455

		599,253

	Diversified Financials - 2.7%
93	American Express Co.	9,904
514	Apollo Commercial Real Estate Finance, Inc. REIT(1)	9,699
246	Berkshire Hathaway, Inc. Class B*	52,671
494	Blackstone Mortgage Trust, Inc. Class A REIT(1)	16,554
851	Blucora, Inc.*	34,253
176	Capstead Mortgage Corp. REIT	1,392
183	Chimera Investment Corp. REIT	3,318
13	CME Group, Inc.	2,213
232	MFA Financial, Inc. REIT	1,705
97	Morningstar, Inc.	12,212
20	Nasdaq, Inc.	1,716
392	Starwood Property Trust, Inc. REIT	8,436

		154,073

	Energy - 6.1%
691	Chevron Corp.	84,495
997	Exxon Mobil Corp.	84,765
512	Occidental Petroleum Corp.	42,071
420	ONEOK, Inc.	28,472
494	Phillips 66	55,684
556	Schlumberger Ltd.	33,872
204	Valero Energy Corp.	23,205

		352,564

	Food & Staples Retailing - 1.6%
122	Costco Wholesale Corp.	28,655
347	Sysco Corp.	25,418
396	Walmart, Inc.	37,189

		91,262

	Food, Beverage & Tobacco - 2.7%
83	Altria Group, Inc.	5,006
131	Archer-Daniels-Midland Co.	6,585
39	Brown-Forman Corp. Class B	1,972
700	Coca-Cola Co.	32,333
1,097	Conagra Brands, Inc.	37,265
196	Kellogg Co.	13,724
1,014	Keurig Dr Pepper, Inc.	23,494
332	PepsiCo., Inc.	37,118

		157,497

	Health Care Equipment & Services - 5.5%
253	Abbott Laboratories	18,560
582	Baxter International, Inc.	44,866

The accompanying notes are an integral part of these financial statements.

45

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Health Care Equipment & Services - 5.5% - (continued)
278	Danaher Corp.	$30,208
177	IDEXX Laboratories, Inc.*	44,190
17	Intuitive Surgical, Inc.*	9,758
12	Laboratory Corp. of America Holdings*	2,084
174	Quest Diagnostics, Inc.	18,776
162	STERIS plc	18,533
149	Stryker Corp.	26,474
325	UnitedHealth Group, Inc.	86,463
75	Varian Medical Systems, Inc.*	8,395
29	WellCare Health Plans, Inc.*	9,294

		317,601

	Household & Personal Products - 2.3%
275	Church & Dwight Co., Inc.	16,327
176	Clorox Co.	26,472
268	Colgate-Palmolive Co.	17,942
509	Herbalife Nutrition Ltd.*	27,766
62	Kimberly-Clark Corp.	7,046
285	Procter & Gamble Co.	23,720
86	WD-40 Co.(1)	14,801

		134,074

	Insurance - 1.3%
25	American Financial Group, Inc.	2,774
21	Aon plc	3,230
25	Argo Group International Holdings Ltd.	1,576
167	Arthur J Gallagher & Co.	12,432
414	Axis Capital Holdings Ltd.	23,892
169	Brown & Brown, Inc.	4,997
44	Erie Indemnity Co. Class A	5,611
2	Everest Re Group Ltd.	457
109	Loews Corp.	5,475
118	Torchmark Corp.	10,230
6	White Mountains Insurance Group Ltd.	5,615

		76,289

	Materials - 7.9%
256	Air Products & Chemicals, Inc.	42,765
275	AptarGroup, Inc.	29,629
243	Ashland Global Holdings, Inc.	20,378
260	Balchem Corp.	29,143
320	Ball Corp.	14,077
340	Compass Minerals International, Inc.(1)	22,848
389	Ecolab, Inc.	60,987
286	KapStone Paper & Packaging Corp.	9,698
59	NewMarket Corp.(1)	23,925
353	Praxair, Inc.	56,738
118	Quaker Chemical Corp.	23,861
527	RPM International, Inc.	34,223
6	Sensient Technologies Corp.(1)	459
42	Sherwin-Williams Co.	19,119
860	Silgan Holdings, Inc.	23,908
535	Sonoco Products Co.	29,693
177	WR Grace & Co.	12,648

		454,099

	Media & Entertainment - 2.5%
6	Alphabet, Inc. Class A*	7,242
581	Comcast Corp. Class A	20,573
23	Facebook, Inc. Class A*	3,782
236	John Wiley & Sons, Inc. Class A	14,302
150	Omnicom Group, Inc.	10,203

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Media & Entertainment - 2.5% - (continued)
1,063	Twenty-First Century Fox, Inc. Class A	$49,249
305	Walt Disney Co.	35,667

		141,018

	Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
17	Amgen, Inc.	3,524
51	Bio-Rad Laboratories, Inc. Class A*	15,962
110	Bio-Techne Corp.	22,452
645	Johnson & Johnson	89,120
623	Merck & Co., Inc.	44,196
287	PerkinElmer, Inc.(1)	27,916
1,240	Pfizer, Inc.	54,647
168	Zoetis, Inc.	15,382

		273,199

	Real Estate - 5.1%
294	American Campus Communities, Inc. REIT	12,101
175	American Tower Corp. REIT	25,428
273	Apartment Investment & Management Co. Class A, REIT	12,048
37	AvalonBay Communities, Inc. REIT	6,703
81	Camden Property Trust REIT	7,579
201	Crown Castle International Corp. REIT	22,377
215	Digital Realty Trust, Inc. REIT	24,183
189	Douglas Emmett, Inc. REIT	7,129
12	EastGroup Properties, Inc. REIT	1,147
94	EPR Properties REIT	6,431
619	Equity Commonwealth REIT*	19,864
241	Equity LifeStyle Properties, Inc. REIT	23,244
16	Essex Property Trust, Inc. REIT	3,947
49	Life Storage, Inc. REIT	4,663
243	LTC Properties, Inc. REIT	10,719
90	Mid-America Apartment Communities, Inc. REIT	9,016
1,651	Monmouth Real Estate Investment Corp. REIT	27,605
112	PS Business Parks, Inc. REIT	14,234
31	Public Storage REIT	6,251
393	Rayonier, Inc. REIT	13,287
1,003	Retail Opportunity Investments Corp. REIT(1)	18,726
259	UDR, Inc. REIT	10,471
67	Ventas, Inc. REIT	3,643
74	Washington Real Estate Investment Trust REIT(1)	2,268

		293,064

	Retailing - 3.0%
3	Amazon.com, Inc.*	6,009
35	AutoZone, Inc.*	27,149
279	Home Depot, Inc.	57,795
135	Pool Corp.	22,529
503	TJX Cos., Inc.	56,346

		169,828

	Semiconductors & Semiconductor Equipment - 0.2%
291	Intel Corp.	13,761

	Software & Services - 9.8%
16	Adobe Systems, Inc.*	4,319
556	Amdocs Ltd.	36,685
261	Aspen Technology, Inc.*	29,731
283	Automatic Data Processing, Inc.	42,637
284	Broadridge Financial Solutions, Inc.	37,474
7	Cognizant Technology Solutions Corp. Class A	540
44	ExlService Holdings, Inc.*	2,913
285	Fidelity National Information Services, Inc.	31,085

The accompanying notes are an integral part of these financial statements.

46

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 9.8% - (continued)
399	Fiserv, Inc.*	$32,870
75	Gartner, Inc.*(1)	11,887
361	Genpact Ltd.	11,050
448	International Business Machines Corp.	67,742
245	Jack Henry & Associates, Inc.	39,220
231	Mastercard, Inc. Class A	51,423
393	Microsoft Corp.	44,947
570	Paychex, Inc.	41,980
129	Synopsys, Inc.*	12,721
219	VeriSign, Inc.*	35,066
194	Visa, Inc. Class A	29,117

		563,407

	Technology Hardware & Equipment - 1.8%
382	Amphenol Corp. Class A	35,916
72	Apple, Inc.	16,253
325	Cisco Systems, Inc.	15,811
45	Dolby Laboratories, Inc. Class A	3,149
211	Motorola Solutions, Inc.	27,459
31	TE Connectivity Ltd.	2,726

		101,314

	Telecommunication Services - 5.4%
2,629	AT&T, Inc.	88,282
1,731	CenturyLink, Inc.	36,697
561	Cogent Communications Holdings, Inc.	31,303
566	T-Mobile US, Inc.*	39,722
1,638	Verizon Communications, Inc.	87,453
474	Vonage Holdings Corp.*	6,712
500	Zayo Group Holdings, Inc.*	17,360

		307,529

	Transportation - 2.7%
135	CH Robinson Worldwide, Inc.	13,219
61	Expeditors International of Washington, Inc.	4,485
184	J.B. Hunt Transport Services, Inc.	21,885
172	Landstar System, Inc.	20,984
337	Union Pacific Corp.	54,874
336	United Parcel Service, Inc. Class B	39,228

		154,675

	Utilities - 4.4%
340	Alliant Energy Corp.	14,474
57	American Electric Power Co., Inc.	4,040
116	American Water Works Co., Inc.	10,205
99	Atmos Energy Corp.	9,297
117	CenterPoint Energy, Inc.	3,235
203	CMS Energy Corp.	9,947
175	Consolidated Edison, Inc.	13,333
55	Dominion Energy, Inc.	3,866
95	DTE Energy Co.	10,367
147	Duke Energy Corp.	11,763
190	El Paso Electric Co.	10,868
78	Entergy Corp.	6,328
103	Evergy, Inc.	5,657
61	IDACORP, Inc.	6,053
983	MDU Resources Group, Inc.	25,253
31	MGE Energy, Inc.	1,979
28	NextEra Energy, Inc.	4,693
718	NiSource, Inc.	17,893
101	Portland General Electric Co.	4,607
108	Public Service Enterprise Group, Inc.	5,701

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Utilities - 4.4% - (continued)
300	Southern Co.	$13,080
218	Spire, Inc.	16,034
55	UGI Corp.	3,051
147	Vectren Corp.	10,509
245	WEC Energy Group, Inc.	16,356
293	Xcel Energy, Inc.	13,833

		252,422

	Total Common Stocks (cost $4,995,286)	$5,735,550

	Total Long-Term Investments (cost $4,995,286)	$5,735,550

SHORT-TERM INVESTMENTS - 0.2%
	Securities Lending Collateral - 0.2%
11,269	State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%(2)	$11,269

	Total Short-Term Investments (cost $11,269)	$11,269

Total Investments (cost $5,006,555)	100.1%	$5,746,819

Other Assets and Liabilities	(0.1)%	(3,540)

Total Net Assets	100.0%	$5,743,279

The accompanying notes are an integral part of these financial statements.

47

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

September 30, 2018

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

48

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

September 30, 2018

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$53,123	$53,123	$—	$—
Banks	87,522	87,522	—	—
Capital Goods	623,075	623,075	—	—
Commercial & Professional Services	343,588	343,588	—	—
Consumer Durables & Apparel	21,313	21,313	—	—
Consumer Services	599,253	599,253	—	—
Diversified Financials	154,073	154,073	—	—
Energy	352,564	352,564	—	—
Food & Staples Retailing	91,262	91,262	—	—
Food, Beverage & Tobacco	157,497	157,497	—	—
Health Care Equipment & Services	317,601	317,601	—	—
Household & Personal Products	134,074	134,074	—	—
Insurance	76,289	76,289	—	—
Materials	454,099	454,099	—	—
Media & Entertainment	141,018	141,018	—	—
Pharmaceuticals, Biotechnology & Life Sciences	273,199	273,199	—	—
Real Estate	293,064	293,064	—	—
Retailing	169,828	169,828	—	—
Semiconductors & Semiconductor Equipment	13,761	13,761	—	—
Software & Services	563,407	563,407	—	—
Technology Hardware & Equipment	101,314	101,314	—	—
Telecommunication Services	307,529	307,529	—	—
Transportation	154,675	154,675	—	—
Utilities	252,422	252,422	—	—
Short-Term Investments	11,269	11,269	—	—

Total	$5,746,819	$5,746,819	$—	$—

(1)	For the year ended September 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

49

Hartford Multifactor REIT ETF

Schedule of Investments

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3%
	Diversified REITs - 7.7%
36,880	Armada Hoffler Properties, Inc. REIT	$557,257
32,766	Empire State Realty Trust, Inc. Class A, REIT	544,243
11,801	Liberty Property Trust REIT	498,592
8,449	WP Carey, Inc. REIT	543,355

		2,143,447

	Health Care REITs - 9.5%
12,240	LTC Properties, Inc. REIT	539,906
30,395	MedEquities Realty Trust, Inc. REIT	295,439
37,913	Medical Properties Trust, Inc. REIT	565,283
7,160	National Health Investors, Inc. REIT	541,225
17,392	Omega Healthcare Investors, Inc. REIT	569,936
4,650	Sabra Healthcare, Inc. REIT	107,508

		2,619,297

	Hotel & Resort REITs - 9.9%
26,235	Host Hotels & Resorts, Inc. REIT	553,559
18,641	MGM Growth Properties LLC Class A, REIT(1)	549,723
6,590	Ryman Hospitality Properties, Inc. REIT	567,860
38,012	Summit Hotel Properties, Inc. REIT	514,303
23,769	Xenia Hotels & Resorts, Inc. REIT	563,325

		2,748,770

	Industrial REITs - 6.1%
20,362	Duke Realty Corp. REIT	577,670
5,933	EastGroup Properties, Inc. REIT	567,313
17,490	First Industrial Realty Trust, Inc. REIT	549,186

		1,694,169

	Office REITs - 11.2%
44,276	City Office, Inc. REIT	558,763
16,604	Corporate Office Properties Trust REIT	495,297
61,398	Cousins Properties, Inc. REIT	545,828
11,475	Highwoods Properties, Inc. REIT	542,309
28,633	Piedmont Office Realty Trust, Inc. Class A, REIT	542,023
18,722	Select Income REIT	410,761

		3,094,981

	Residential REITs - 12.2%
12,804	Apartment Investment & Management Co. Class A, REIT	565,040
9,997	BRT Apartments Corp. REIT	120,364
5,903	Camden Property Trust REIT	552,344
5,915	Equity LifeStyle Properties, Inc. REIT	570,502
2,308	Essex Property Trust, Inc. REIT	569,407
12,728	NexPoint Residential Trust, Inc. REIT	422,569
2,660	Sun Communities, Inc. REIT	270,096
7,539	UDR, Inc. REIT	304,802

		3,375,124

	Retail REITs - 23.9%
9,964	Agree Realty Corp. REIT	529,288
1,580	Alexander’s, Inc. REIT	542,414
31,427	Brixmor Property Group, Inc. REIT	550,287
130,284	CBL & Associates Properties, Inc. REIT(1)	519,833
1,591	Federal Realty Investment Trust REIT	201,214
19,559	Getty Realty Corp. REIT	558,605
41,578	Ramco-Gershenson Properties Trust REIT(1)	565,461
5,828	Saul Centers, Inc. REIT	326,368
3,133	Simon Property Group, Inc. REIT	553,758
24,058	Tanger Factory Outlet Centers, Inc. REIT(1)	550,447
8,859	Taubman Centers, Inc. REIT	530,034
75,317	Washington Prime Group, Inc. REIT(1)	549,814

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Retail REITs - 23.9% - (continued)
18,453	Weingarten Realty Investors REIT	$549,161
20,576	Wheeler Real Estate Investment Trust, Inc. REIT(1)	88,065

		6,614,749

	Specialized REITs - 18.8%
4,935	Coresite Realty Corp. REIT	548,476
18,502	CubeSmart REIT	527,862
8,639	CyrusOne, Inc. REIT	547,713
4,508	Digital Realty Trust, Inc. REIT	507,060
6,055	Extra Space Storage, Inc. REIT	524,605
15,633	Gaming and Leisure Properties, Inc. REIT	551,063
22,421	Geo Group, Inc. REIT	564,112
6,953	Iron Mountain, Inc. REIT	240,017
20,195	National Storage Affiliates Trust REIT	513,761
2,611	Public Storage REIT	526,456
6,635	VICI Properties, Inc. REIT(1)	143,449

		5,194,574

	Total Common Stocks (cost $27,030,312)	$27,485,111

	Total Long-Term Investments (cost $27,030,312)	$27,485,111

SHORT-TERM INVESTMENTS - 2.1%
	Securities Lending Collateral - 2.1%
575,575	State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%(2)	$575,575

	U.S. Treasury Bill - 0.0%
$5,000	U.S. Treasury Bill 2.09%, 12/06/2018(3)(4)	4,981

	Total Short-Term Investments (cost $580,556)	$580,556

Total Investments (cost $27,610,868)	101.4%	$28,065,667
Other Assets and Liabilities	(1.4)%	(377,641)

Total Net Assets	100.0%	$27,688,026

The accompanying notes are an integral part of these financial statements.

50

Hartford Multifactor REIT ETF

Schedule of Investments – (continued)

September 30, 2018

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

(3)	The rate shown represents current yield to maturity.

(4)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at September 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P Real Estate Sector (E-Mini) Future	5	12/21/2018	$197,250	$(409)

Total futures contracts				$(409)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

51

Hartford Multifactor REIT ETF

Schedule of Investments – (continued)

September 30, 2018

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Diversified REITs	$2,143,447	$2,143,447	$—	$—
Health Care REITs	2,619,297	2,619,297	—	—
Hotel & Resort REITs	2,748,770	2,748,770	—	—
Industrial REITs	1,694,169	1,694,169	—	—
Office REITs	3,094,981	3,094,981	—	—
Residential REITs	3,375,124	3,375,124	—	—
Retail REITs	6,614,749	6,614,749	—	—
Specialized REITs	5,194,574	5,194,574	—	—
Short-Term Investments	580,556	575,575	4,981	—

Total	$28,065,667	$28,060,686	$4,981	$—

Liabilities
Futures Contracts(2)	$(409)	$(409)	$—	$—

Total	$(409)	$(409)	$—	$—

(1)	For the year ended September 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/ (depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

52

Hartford Multifactor US Equity ETF

Schedule of Investments

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.5%
28,344	Ford Motor Co.	$262,182
13,767	General Motors Co.	463,535
1,760	Thor Industries, Inc.	147,312

		873,029

	Banks - 4.9%
31,231	Bank of America Corp.	920,065
7,888	BB&T Corp.(1)	382,884
9,550	Citizens Financial Group, Inc.	368,343
2,012	Cullen/Frost Bankers, Inc.	210,133
1,254	East West Bancorp, Inc.	75,704
22,328	Fifth Third Bancorp	623,398
648	First Citizens BancShares, Inc. Class A	293,077
11,488	JP Morgan Chase & Co.	1,296,306
7,018	KeyCorp.	139,588
1,371	M&T Bank Corp.	225,584
4,536	PNC Financial Services Group, Inc.	617,758
2,218	Popular, Inc.	113,672
44,574	Regions Financial Corp.	817,933
12,028	SunTrust Banks, Inc.	803,350
23,296	TCF Financial Corp.	554,678
1,846	Umpqua Holdings Corp.	38,397
1,574	US Bancorp	83,123
15,653	Wells Fargo & Co.	822,722
3,618	Zions Bancorporation	181,443

		8,568,158

	Capital Goods - 4.7%
2,103	3M Co.	443,123
1,398	Boeing Co.	519,916
614	Caterpillar, Inc.	93,629
5,756	Cummins, Inc.	840,779
326	Deere & Co.	49,008
8,760	Eaton Corp. plc	759,755
4,463	Emerson Electric Co.	341,777
131	General Dynamics Corp.	26,818
360	Honeywell International, Inc.	59,904
2,601	Illinois Tool Works, Inc.	367,053
5,223	Ingersoll-Rand plc	534,313
10,933	MasTec, Inc.*(1)	488,158
5,201	MSC Industrial Direct Co., Inc. Class A	458,260
1,166	Northrop Grumman Corp.	370,053
5,641	PACCAR, Inc.	384,660
759	Parker-Hannifin Corp.	139,603
1,774	Quanta Services, Inc.*	59,216
851	Raytheon Co.	175,868
533	Rockwell Automation, Inc.	99,948
2,506	Stanley Black & Decker, Inc.	366,979
2,114	United Rentals, Inc.*	345,850
2,424	United Technologies Corp.	338,899
2,333	WW Grainger, Inc.	833,838

		8,097,407

	Commercial & Professional Services - 1.2%
6,020	ManpowerGroup, Inc.	517,479
740	Republic Services, Inc.	53,768
10,333	Robert Half International, Inc.	727,237
6,718	TriNet Group, Inc.*	378,358
4,340	Waste Management, Inc.	392,162

		2,069,004

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Durables & Apparel - 1.2%
231	Carter’s, Inc.	$22,777
11,596	Michael Kors Holdings Ltd.*	795,022
4,015	NIKE, Inc. Class B	340,151
414	Ralph Lauren Corp.	56,946
22,035	Skechers USA, Inc. Class A*	615,437
1,790	VF Corp.	167,275

		1,997,608

	Consumer Services - 0.8%
5,025	Carnival Corp.	320,444
222	Cracker Barrel Old Country Store, Inc.(1)	32,663
2,424	Darden Restaurants, Inc.	269,524
1,026	Grand Canyon Education, Inc.*	115,733
5,893	H&R Block, Inc.(1)	151,745
1,262	Hyatt Hotels Corp. Class A	100,443
2,196	Las Vegas Sands Corp.	130,289
614	McDonald’s Corp.	102,716
940	Yum! Brands, Inc.	85,455

		1,309,012

	Diversified Financials - 3.5%
3,164	American Express Co.	336,934
7,555	Ameriprise Financial, Inc.	1,115,571
2,655	Berkshire Hathaway, Inc. Class B*	568,462
385	BlackRock, Inc.	181,462
5,070	Capital One Financial Corp.	481,295
978	Charles Schwab Corp.	48,069
2,478	CME Group, Inc.	421,780
7,662	Discover Financial Services	585,760
1,799	E*TRADE Financial Corp.*	94,250
7,338	Morgan Stanley	341,731
6,751	New Residential Investment Corp. REIT(1)	120,303
29,725	Santander Consumer USA Holdings, Inc.	595,689
24,705	Synchrony Financial	767,831
3,676	T Rowe Price Group, Inc.	401,346

		6,060,483

	Energy - 7.8%
1,645	Anadarko Petroleum Corp.	110,889
8,238	Andeavor	1,264,533
90,203	Chesapeake Energy Corp.*(1)	405,011
7,215	Chevron Corp.	882,250
119	Concho Resources, Inc.*	18,177
3,024	ConocoPhillips	234,058
9,278	Continental Resources, Inc.*	633,502
5,764	Delek U.S. Holdings, Inc.	244,566
13,789	Devon Energy Corp.	550,733
404	Energen Corp.*	34,813
1,301	EOG Resources, Inc.	165,968
9,484	Exxon Mobil Corp.	806,330
20,310	HollyFrontier Corp.	1,419,669
20,079	Marathon Petroleum Corp.	1,605,718
1,704	Oasis Petroleum, Inc.*	24,163
4,693	Occidental Petroleum Corp.	385,624
17,956	PBF Energy, Inc. Class A	896,184
15,601	Peabody Energy Corp.	556,020
11,147	Phillips 66	1,256,490
6,802	RPC, Inc.(1)	105,295
16,311	Valero Energy Corp.	1,855,376

		13,455,369

The accompanying notes are an integral part of these financial statements.

53

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Food & Staples Retailing - 2.8%
433	Casey’s General Stores, Inc.	$55,905
1,527	Costco Wholesale Corp.	358,662
37,186	Kroger Co.	1,082,484
6,821	Performance Food Group Co.*	227,139
12,590	Sysco Corp.	922,218
20,601	US Foods Holding Corp.*	634,923
4,491	Walgreens Boots Alliance, Inc.	327,394
12,420	Walmart, Inc.	1,166,362

		4,775,087

	Food, Beverage & Tobacco - 2.0%
5,446	Altria Group, Inc.	328,448
13,214	Archer-Daniels-Midland Co.	664,268
6,842	Flowers Foods, Inc.	127,672
1,426	General Mills, Inc.	61,204
639	Hershey Co.	65,178
3,256	Kellogg Co.(1)	227,985
2,895	PepsiCo., Inc.	323,661
2,469	Philip Morris International, Inc.	201,322
49,120	Pilgrim’s Pride Corp.*(1)	888,581
9,276	Tyson Foods, Inc. Class A	552,200

		3,440,519

	Health Care Equipment & Services - 10.9%
3,561	Abbott Laboratories	261,235
5,077	Aetna, Inc.	1,029,869
1,260	Align Technology, Inc.*	492,937
1,180	AmerisourceBergen Corp.	108,820
3,264	Anthem, Inc.	894,499
9,418	Baxter International, Inc.	726,034
3,956	Boston Scientific Corp.*	152,306
10,215	Cardinal Health, Inc.	551,610
14,717	Centene Corp.*	2,130,727
8,591	Cerner Corp.*	553,346
327	Cigna Corp.	68,098
10,880	CVS Health Corp.	856,474
8,809	DaVita, Inc.*	630,989
1,269	Edwards Lifesciences Corp.*	220,933
5,770	Encompass Health Corp.	449,771
22,545	Express Scripts Holding Co.*	2,142,000
9,835	HCA Healthcare, Inc.	1,368,245
3,288	Henry Schein, Inc.*	279,579
835	Hill-Rom Holdings, Inc.	78,824
4,025	Humana, Inc.	1,362,543
56	IDEXX Laboratories, Inc.*	13,981
2,851	Laboratory Corp. of America Holdings*	495,162
809	Masimo Corp.*	100,753
3,681	MEDNAX, Inc.*	171,755
2,705	Quest Diagnostics, Inc.	291,896
2,922	Stryker Corp.	519,181
5,041	UnitedHealth Group, Inc.	1,341,108
5,010	WellCare Health Plans, Inc.*	1,605,655

		18,898,330

	Household & Personal Products - 1.5%
417	Clorox Co.(1)	62,721
308	Colgate-Palmolive Co.	20,621
6,836	Estee Lauder Cos., Inc. Class A	993,408
10,788	Herbalife Nutrition Ltd.*	588,485
2,771	Kimberly-Clark Corp.	314,896
7,645	Nu Skin Enterprises, Inc. Class A	630,101

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Household & Personal Products - 1.5% - (continued)
341	Procter & Gamble Co.	$28,381

		2,638,613

	Insurance - 6.9%
24,500	Aflac, Inc.	1,153,215
10,048	Allstate Corp.	991,738
6,802	American Financial Group, Inc.	754,818
2,631	Assurant, Inc.	284,016
2,314	Chubb Ltd.	309,243
19,526	CNA Financial Corp.	891,362
4,023	CNO Financial Group, Inc.	85,368
5,980	Fidelity National Financial, Inc.	235,313
3,796	First American Financial Corp.	195,836
7,093	Lincoln National Corp.	479,912
24,834	MetLife, Inc.	1,160,245
16,672	Old Republic International Corp.	373,119
17,821	Principal Financial Group, Inc.	1,044,132
10,204	Progressive Corp.	724,892
14,479	Prudential Financial, Inc.	1,467,012
3,973	Reinsurance Group of America, Inc.	574,337
6,829	Travelers Cos., Inc.	885,790
9,520	Unum Group	371,946

		11,982,294

	Materials - 4.3%
852	Air Products & Chemicals, Inc.	142,327
8,760	Alcoa Corp.*	353,904
1,252	Eastman Chemical Co.	119,842
30,451	Freeport-McMoRan, Inc.	423,878
18,741	Huntsman Corp.	510,317
10,536	International Paper Co.	517,844
23,968	Louisiana-Pacific Corp.	634,912
14,951	LyondellBasell Industries N.V. Class A	1,532,627
9,745	Nucor Corp.	618,320
4,489	Packaging Corp. of America	492,398
4,010	PPG Industries, Inc.	437,611
1,054	Praxair, Inc.	169,409
7,109	Reliance Steel & Aluminum Co.	606,327
571	Sherwin-Williams Co.	259,925
6,831	Sonoco Products Co.	379,121
6,848	Steel Dynamics, Inc.	309,461
474	WestRock Co.	25,331

		7,533,554

	Media & Entertainment - 3.4%
1,363	Activision Blizzard, Inc.	113,388
168	Alphabet, Inc. Class A*	202,789
1,271	Altice USA, Inc. Class A	23,056
6,242	CBS Corp. Class B	358,603
930	Charter Communications, Inc. Class A*	303,068
4,152	Cinemark Holdings, Inc.(1)	166,910
5,821	Comcast Corp. Class A	206,122
4,733	DISH Network Corp. Class A*	169,252
3,988	Electronic Arts, Inc.*	480,514
4,271	Facebook, Inc. Class A*	702,409
1,003	IAC/InterActiveCorp.*	217,370
27,788	Interpublic Group of Cos., Inc.	635,512
7,308	Omnicom Group, Inc.(1)	497,090
17,602	Sirius XM Holdings, Inc.(1)	111,245
14,887	Twenty-First Century Fox, Inc. Class A	689,715
9,304	Twitter, Inc.*	264,792

The accompanying notes are an integral part of these financial statements.

54

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Media & Entertainment - 3.4% - (continued)
12,561	Viacom, Inc. Class B	$424,059
3,483	Walt Disney Co.	407,302

		5,973,196

	Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
9,454	AbbVie, Inc.	894,159
3,466	Amgen, Inc.	718,467
1,715	Bio-Rad Laboratories, Inc. Class A*	536,778
2,899	Biogen, Inc.*	1,024,246
7,691	Bristol-Myers Squibb Co.	477,457
2,820	Charles River Laboratories International, Inc.*	379,403
4,673	Eli Lilly & Co.	501,460
8,559	Gilead Sciences, Inc.	660,840
479	Illumina, Inc.*	175,822
1,440	IQVIA Holdings, Inc.*	186,826
2,849	Johnson & Johnson	393,646
8,591	Merck & Co., Inc.	609,445
15,979	Mylan N.V.*	584,831
21,971	Pfizer, Inc.	968,262
6,661	United Therapeutics Corp.*	851,809
4,021	Zoetis, Inc.	368,163

		9,331,614

	Real Estate - 2.0%
17,749	CBRE Group, Inc. Class A*	782,731
732	Crown Castle International Corp. REIT	81,494
846	Hospitality Properties Trust REIT	24,399
6,875	Host Hotels & Resorts, Inc. REIT	145,062
4,406	Iron Mountain, Inc. REIT(1)	152,095
3,032	Jones Lang LaSalle, Inc.	437,578
1,097	Lamar Advertising Co. Class A, REIT	85,347
4,695	LaSalle Hotel Properties REIT	162,400
15,743	Park Hotels & Resorts, Inc. REIT	516,685
4,393	Prologis, Inc. REIT	297,801
97	Public Storage REIT	19,558
11,273	Rayonier, Inc. REIT(1)	381,140
1,062	Senior Housing Properties Trust REIT	18,649
984	Ventas, Inc. REIT	53,510
2,005	Welltower, Inc. REIT	128,962
7,199	Weyerhaeuser Co. REIT	232,312

		3,519,723

	Retailing - 8.8%
24,304	American Eagle Outfitters, Inc.	603,468
709	AutoZone, Inc.*	549,971
21,976	Best Buy Co., Inc.	1,744,015
2,131	Burlington Stores, Inc.*	347,183
6,514	Dollar General Corp.	711,980
4,844	Dollar Tree, Inc.*	395,028
12,734	eBay, Inc.*	420,477
4,420	Etsy, Inc.*	227,100
8,632	Foot Locker, Inc.	440,059
32,536	Gap, Inc.	938,664
706	Genuine Parts Co.	70,177
2,769	Home Depot, Inc.	573,598
16,309	Kohl’s Corp.(1)	1,215,836
14,847	L Brands, Inc.(1)	449,864
5,362	Lowe’s Cos., Inc.	615,665
36,567	Macy’s, Inc.	1,269,972
1,823	Michaels Cos., Inc.*(1)	29,587
9,496	Nordstrom, Inc.(1)	567,956
278	O’Reilly Automotive, Inc.*	96,555

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Retailing - 8.8% - (continued)
5,033	Ross Stores, Inc.	$498,770
1,156	Stamps.com, Inc.*(1)	261,487
14,623	Target Corp.	1,289,895
5,696	TJX Cos., Inc.	638,066
17,692	Urban Outfitters, Inc.*	723,603
9,642	Williams-Sonoma, Inc.(1)	633,672

		15,312,648

	Semiconductors & Semiconductor Equipment - 4.4%
2,496	Analog Devices, Inc.	230,780
20,521	Applied Materials, Inc.	793,137
724	Broadcom, Inc.	178,632
27,875	Intel Corp.	1,318,209
2,895	KLA-Tencor Corp.	294,450
5,248	Lam Research Corp.	796,122
1,168	Microchip Technology, Inc.(1)	92,167
40,011	Micron Technology, Inc.*	1,809,698
1,799	MKS Instruments, Inc.	144,190
908	NVIDIA Corp.	255,166
28,944	ON Semiconductor Corp.*	533,438
1,912	Skyworks Solutions, Inc.	173,438
9,681	Texas Instruments, Inc.	1,038,674

		7,658,101

	Software & Services - 4.8%
1,082	Akamai Technologies, Inc.*	79,148
427	Automatic Data Processing, Inc.	64,332
8,374	Booz Allen Hamilton Holding Corp.	415,602
6,826	CA, Inc.	301,368
3,793	CACI International, Inc. Class A*	698,481
6,273	Cognizant Technology Solutions Corp. Class A	483,962
4,961	DXC Technology Co.	463,953
21,782	First Data Corp. Class A*	533,005
483	Fiserv, Inc.*	39,790
7,491	International Business Machines Corp.	1,132,714
1,911	Intuit, Inc.	434,561
984	j2 Global, Inc.	81,524
610	Leidos Holdings, Inc.	42,188
5,534	MAXIMUS, Inc.	360,042
5,402	Microsoft Corp.	617,827
4,505	Paychex, Inc.	331,793
524	Science Applications International Corp.	42,234
13,778	VMware, Inc. Class A*	2,150,195

		8,272,719

	Technology Hardware & Equipment - 8.1%
446	Amphenol Corp. Class A	41,933
5,346	Apple, Inc.	1,206,806
1,009	Arista Networks, Inc.*	268,253
10,932	Arrow Electronics, Inc.*	805,907
1,149	Avnet, Inc.	51,441
5,042	CDW Corp.	448,335
29,853	Ciena Corp.*	932,608
14,914	Cisco Systems, Inc.	725,566
1,290	F5 Networks, Inc.*	257,252
44,265	Flex Ltd.*	580,757
53,098	Hewlett Packard Enterprise Co.	866,028
83,445	HP, Inc.	2,150,378
5,229	Jabil, Inc.	141,601
24,033	Juniper Networks, Inc.	720,269
903	Motorola Solutions, Inc.	117,516
6,970	NCR Corp.*(1)	198,018

The accompanying notes are an integral part of these financial statements.

55

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

September 30, 2018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Technology Hardware & Equipment - 8.1% - (continued)
12,384	NetApp, Inc.	$1,063,662
27,118	Seagate Technology plc	1,284,037
3,543	SYNNEX Corp.	300,092
8,918	TE Connectivity Ltd.	784,160
2,941	Tech Data Corp.*	210,487
1,346	Ubiquiti Networks, Inc.	133,065
9,628	Western Digital Corp.	563,623
9,827	Xerox Corp.	265,132

		14,116,926

	Telecommunication Services - 3.7%
31,406	AT&T, Inc.	1,054,613
61,305	CenturyLink, Inc.(1)	1,299,666
258,238	Sprint Corp.*	1,688,877
11,390	T-Mobile US, Inc.*	799,350
28,084	Verizon Communications, Inc.	1,499,405

		6,341,911

	Transportation - 3.7%
354	Alaska Air Group, Inc.	24,376
2,200	American Airlines Group, Inc.	90,926
949	CH Robinson Worldwide, Inc.	92,926
341	CSX Corp.	25,251
20,577	Delta Air Lines, Inc.	1,189,968
2,509	FedEx Corp.	604,142
33,616	JetBlue Airways Corp.*	650,806
1,049	Norfolk Southern Corp.	189,345
1,989	Ryder System, Inc.	145,336
15,590	Southwest Airlines Co.	973,596
2,077	Union Pacific Corp.	338,198
19,154	United Continental Holdings, Inc.*	1,705,855
3,673	United Parcel Service, Inc. Class B	428,823

		6,459,548

	Utilities - 2.5%
4,311	American Electric Power Co., Inc.	305,564
5,856	CenterPoint Energy, Inc.	161,918
5,353	Consolidated Edison, Inc.	407,845
3,696	DTE Energy Co.	403,345
5,650	Edison International	382,392
942	Eversource Energy	57,876
17,324	Exelon Corp.	756,366
1,483	NextEra Energy, Inc.	248,551
7,289	PG&E Corp.	335,367
7,687	PPL Corp.(1)	224,922
9,798	Public Service Enterprise Group, Inc.	517,236
937	Southern Co.	40,853
1,671	WEC Energy Group, Inc.	111,556
8,038	Xcel Energy, Inc.	379,474

		4,333,265

	Total Common Stocks (cost $160,787,644)	$173,018,118

	Total Long-Term Investments (cost $160,787,644)	$173,018,118

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 0.9%
	Securities Lending Collateral - 0.9%
1,501,468	State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%(2)	$1,501,468

	U.S. Treasury Bill - 0.0%
$25,000	U.S. Treasury Bill 2.09%, 12/06/2018(3)(4)	24,902

		24,902

	Total Short-Term Investments (cost $1,526,372)	$1,526,370

Total Investments (cost $162,314,016)	100.7%	$174,544,488
Other Assets and Liabilities	(0.7)%	(1,240,887)

Total Net Assets	100.0%	$173,303,601

The accompanying notes are an integral part of these financial statements.

56

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

September 30, 2018

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

(3)	The rate shown represents current yield to maturity.

(4)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at September 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	2	12/21/2018	$291,900	$725

Total futures contracts				$725

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

57

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

September 30, 2018

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$873,029	$873,029	$—	$—
Banks	8,568,158	8,568,158	—	—
Capital Goods	8,097,407	8,097,407	—	—
Commercial & Professional Services	2,069,004	2,069,004	—	—
Consumer Durables & Apparel	1,997,608	1,997,608	—	—
Consumer Services	1,309,012	1,309,012	—	—
Diversified Financials	6,060,483	6,060,483	—	—
Energy	13,455,369	13,455,369	—	—
Food & Staples Retailing	4,775,087	4,775,087	—	—
Food, Beverage & Tobacco	3,440,519	3,440,519	—	—
Health Care Equipment & Services	18,898,330	18,898,330	—	—
Household & Personal Products	2,638,613	2,638,613	—	—
Insurance	11,982,294	11,982,294	—	—
Materials	7,533,554	7,533,554	—	—
Media & Entertainment	5,973,196	5,973,196	—	—
Pharmaceuticals, Biotechnology & Life Sciences	9,331,614	9,331,614	—	—
Real Estate	3,519,723	3,519,723	—	—
Retailing	15,312,648	15,312,648	—	—
Semiconductors & Semiconductor Equipment	7,658,101	7,658,101	—	—
Software & Services	8,272,719	8,272,719	—	—
Technology Hardware & Equipment	14,116,926	14,116,926	—	—
Telecommunication Services	6,341,911	6,341,911	—	—
Transportation	6,459,548	6,459,548	—	—
Utilities	4,333,265	4,333,265	—	—
Short-Term Investments	1,526,370	1,501,468	24,902	—
Futures Contracts(2)	725	725	—	—

Total	$174,545,213	$174,520,311	$24,902	$—

(1)	For the year ended September 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

58

Hartford Multifactor ETFs

Statements of Assets and Liabilities

September 30, 2018

	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Global Small Cap ETF
Assets:
Investments in securities, at market value(1)	$817,908,920	$65,540,986	$22,963,816
Cash	1,462,078	71,587	2,930
Foreign currency	—	63,172	22,727
Receivables:
Investment securities sold	703,968	—	—
Fund shares sold	11,614,836	—	—
Dividends and interest	2,296,021	109,992	57,454
Securities lending income	21,548	550	1,750
Tax reclaims	323,628	421	3,212
Variation margin on futures contracts	—	—	215
Other assets	—	1,038	—

Total assets	834,330,999	65,787,746	23,052,104

Liabilities:
Bank overdraft - foreign cash	233,689	—	—
Obligation to return securities lending collateral	10,250,829	680,113	799,606
Payables:
Investment securities purchased	12,578,053	—	2,248
Investment management fees	182,466	25,738	7,143
Variation margin on futures contracts	20,355	1,726	—

Total liabilities	23,265,392	707,577	808,997

Net assets	$811,065,607	$65,080,169	$22,243,107

Summary of Net Assets:
Paid-in-capital	$813,854,354	$68,470,337	$20,469,934
Distributable earnings (loss)	(2,788,747)	(3,390,168)	1,773,173

Net assets	$811,065,607	$65,080,169	$22,243,107

Net asset value per share	$28.97	$23.24	$31.78

Shares issued and outstanding	28,000,000	2,800,000	700,000

Cost of investments	$803,979,377	$64,052,167	$20,471,031
Cost of foreign currency	$—	$61,919	$22,649
Cost of bank overdraft - foreign cash	$235,331	$—	$—
(1) Includes Investment in securities on loan, at market value	$57,629,995	$1,363,537	$2,628,183

The accompanying notes are an integral part of these financial statements.

59

Hartford Multifactor ETFs

Statements of Assets and Liabilities

September 30, 2018

	Hartford Multifactor Low Volatility International Equity ETF	Hartford Multifactor Low Volatility US Equity ETF
Assets:
Investments in securities, at market value(1)	$5,496,698	$5,746,819
Cash	4,037	2,922
Foreign currency	6,338	—
Receivables:
Dividends and interest	15,162	5,672
Securities lending income	33	33
Tax reclaims	2,288	—

Total assets	5,524,556	5,755,446

Liabilities:
Obligation to return securities lending collateral	53,191	11,269
Payables:
Investment management fees	1,290	898

Total liabilities	54,481	12,167

Net assets	$5,470,075	$5,743,279

Summary of Net Assets:
Paid-in-capital	$5,136,723	$5,112,980
Distributable earnings (loss)	333,352	630,299

Net assets	$5,470,075	$5,743,279

Net asset value per share	$27.35	$28.72

Shares issued and outstanding	200,000	200,000

Cost of investments	$5,098,531	$5,006,555
Cost of foreign currency	$6,331	$—
(1) Includes Investment in securities on loan, at market value	$157,536	$152,738

The accompanying notes are an integral part of these financial statements.

60

Hartford Multifactor ETFs

Statements of Assets and Liabilities

September 30, 2018

	Hartford Multifactor REIT ETF	Hartford Multifactor US Equity ETF
Assets:
Investments in securities, at market value(1)	$28,065,667	$174,544,488
Cash	43,686	172,903
Receivables:
Dividends and interest	162,180	162,014
Securities lending income	537	813
Variation margin on futures contracts	1,998	—
Other assets	—	840

Total assets	28,274,068	174,881,058

Liabilities:
Obligation to return securities lending collateral	575,575	1,501,468
Payables:
Investment securities purchased	—	49,983
Investment management fees	10,467	25,916
Variation margin on futures contracts	—	90

Total liabilities	586,042	1,577,457

Net assets	$27,688,026	$173,303,601

Summary of Net Assets:
Paid-in-capital	$27,821,937	$164,769,765
Distributable earnings (loss)	(133,911)	8,533,836

Net assets	$27,688,026	$173,303,601

Net asset value per share	$15.38	$33.01

Shares issued and outstanding	1,800,000	5,250,000

Cost of investments	$27,610,868	$162,314,016
(1) Includes Investment in securities on loan, at market value	$1,939,725	$3,362,288

The accompanying notes are an integral part of these financial statements.

61

Hartford Multifactor ETFs

Statements of Operations

For the Year Ended September 30, 2018

	Hartford Multifactor Developed Markets (ex-US) ETF		Hartford Multifactor Emerging Markets ETF		Hartford Multifactor Global Small Cap ETF
Investment Income:
Dividends	$14,300,471		$2,072,381		$601,192
Interest	679		207		—
Securities lending	209,386		4,938		17,630
Less: Foreign tax withheld	(1,263,263)		(273,179)		(49,208)

Total investment income, net	13,247,273		1,804,347		569,614

Expenses:
Investment management fees	1,167,111		320,477		93,401

Total expenses (before waivers)	1,167,111		320,477		93,401

Total expenses, net	1,167,111		320,477		93,401

Net Investment Income (Loss)	12,080,162		1,483,870		476,213

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(5,884,137	)(1)	(817,611	)(1)	850,754 (1)
Net realized gain (loss) on futures contracts	(41,627)		(21,427)		10,898
Net realized gain (loss) on other foreign currency transactions	(61,688)		(20,393)		(3,306)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(5,987,452)		(859,431)		858,346

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	2,108,451		(3,881,888)		82,789
Net unrealized appreciation (depreciation) of futures contracts	5,132		1,376		(854)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(208)		2,423		320

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	2,113,375		(3,878,089)		82,255

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(3,874,077)		(4,737,520)		940,601

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,206,085		$(3,253,650)		$1,416,814

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 10 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

62

Hartford Multifactor ETFs

Statements of Operations

For the Year Ended September 30, 2018

	Hartford Multifactor Low Volatility International Equity ETF	Hartford Multifactor Low Volatility US Equity ETF
Investment Income:
Dividends	$164,821	$105,039
Securities lending	676	621
Less: Foreign tax withheld	(17,213)	—

Total investment income, net	148,284	105,660

Expenses:
Investment management fees	18,007	10,544

Total expenses (before waivers)	18,007	10,544

Total expenses, net	18,007	10,544

Net Investment Income (Loss)	130,277	95,116

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(41,792)	(50,947)
Net realized gain (loss) on foreign currency contracts	3	—
Net realized gain (loss) on other foreign currency transactions	(737)	—

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(42,526)	(50,947)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	184,074	604,114
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(20)	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	184,054	604,114

Net Gain (Loss) on Investments and Foreign Currency Transactions	141,528	553,167

Net Increase (Decrease) in Net Assets Resulting from Operations	$271,805	$648,283

The accompanying notes are an integral part of these financial statements.

63

Hartford Multifactor ETFs

Statements of Operations

For the Year Ended September 30, 2018

	Hartford Multifactor REIT ETF		Hartford Multifactor US Equity ETF
Investment Income:
Dividends	$717,702		$1,678,515
Interest	55		124
Securities lending	6,918		10,632
Less: Foreign tax withheld	—		(183)

Total investment income, net	724,675		1,689,088

Expenses:
Investment management fees	75,106		173,859

Total expenses (before waivers)	75,106		173,859

Total expenses, net	75,106		173,859

Net Investment Income (Loss)	649,569		1,515,229

Net Realized Gain (Loss) on Investments and Other Financial Instruments:
Net realized gain (loss) on investments	823,890	(1)	1,317,723	(1)
Net realized gain (loss) on futures contracts	4,464		13,123

Net Realized Gain (Loss) on Investments and Other Financial Instruments	828,354		1,330,846

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Other Financial Instruments:
Net unrealized appreciation (depreciation) of investments	257,553		8,291,839
Net unrealized appreciation (depreciation) of futures contracts	(409)		725

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Other Financial Instruments	257,144		8,292,564

Net Gain (Loss) on Investments and Other Financial Instruments	1,085,498		9,623,410

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,735,067		$11,138,639

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 10 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

64

Hartford Multifactor ETFs

Statements of Changes in Net Assets

	Hartford Multifactor Developed Markets (ex-US) ETF		Hartford Multifactor Emerging Markets ETF
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Operations:
Net investment income (loss)	$12,080,162	$1,949,086	$1,483,870	$740,348
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(5,987,452)	157,190	(859,431)	(147,090)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	2,113,375	10,204,543	(3,878,089)	4,665,940

Net Increase (Decrease) in Net Assets Resulting from Operations	8,206,085	12,310,819	(3,253,650)	5,259,198

Distributions to Shareholders(1)	(8,013,824)	(1,474,420)	(1,141,715)	(592,581)

Fund Share Transactions:
Sold	738,684,038	94,471,911	25,448,866	17,786,392
Redeemed	(59,138,041)	(8,420,992)	(2,229,949)	—
Other Capital	321	—	17,212	—

Net increase from capital share transactions	679,546,318	86,050,919	23,236,129	17,786,392

Net Increase (Decrease) in Net Assets	679,738,579	96,887,318	18,840,764	22,453,009

Net Assets:
Beginning of period	131,327,028	34,439,710	46,239,405	23,786,396

End of period	$811,065,607	$131,327,028	$65,080,169	$46,239,405

(1)

Per the Securities Exchange Commission Release #33-10532 “Disclosure Update and Simplification” it is no longer required to differentiate distributions from earnings as either net investment income or net realized capital gains or disclose the Funds undistributed net investment income within the Funds’ Statement of Changes. The presentation for the year ended September 30, 2017 has been modified accordingly. At September 30, 2017, all fund distributions were characterized as distributions from net investment income and the Fund’s undistributed net investment income was as follows:

Fund	Undistributed Net Investment Income
Hartford Multifactor Developed Markets (ex-US) ETF	$ 1,005,366
Hartford Multifactor Emerging Markets ETF	347,950

The accompanying notes are an integral part of these financial statements.

65

Hartford Multifactor ETFs

Statements of Changes in Net Assets

	Hartford Multifactor Global Small Cap ETF		Hartford Multifactor Low Volatility International Equity ETF
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2018	For the Period Ended September 30, 2017(1)
Operations:
Net investment income (loss)	$476,213	$268,553	$130,277	$46,919
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	858,346	850,129	(42,526)	(11,348)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	82,255	1,525,835	184,054	214,079

Net Increase (Decrease) in Net Assets Resulting from Operations	1,416,814	2,644,517	271,805	249,650

Distributions to Shareholders(2)	(470,072)	(251,783)	(118,511)	(14,211)

Fund Share Transactions:
Sold	6,275,566	8,539,305	—	7,743,372
Redeemed	(3,128,922)	(2,968,571)	—	(2,662,030)
Other Capital	1,646	—	—	—

Net increase from capital share transactions	3,148,290	5,570,734	—	5,081,342

Net Increase (Decrease) in Net Assets	4,095,032	7,963,468	153,294	5,316,781

Net Assets:
Beginning of period	18,148,075	10,184,607	5,316,781	—

End of period	$22,243,107	$18,148,075	$5,470,075	$5,316,781

(1)	Commenced operations on May 10, 2017.
(2)

Per the Securities Exchange Commission Release #33-10532 “Disclosure Update and Simplification” it is no longer required to differentiate distributions from earnings as either net investment income or net realized capital gains or disclose the Funds undistributed net investment income within the Funds’ Statement of Changes. The presentation for the year/period ended September 30, 2017 has been modified accordingly. At September 30, 2017, all fund distributions were characterized as distributions from net investment income and the Fund’s undistributed net investment income was as follows:

Fund	Undistributed Net Investment Income
Hartford Multifactor Global Small Cap ETF	$ 136,574
Hartford Multifactor Low Volatility International Equity ETF	28,530
Hartford Multifactor Low Volatility US Equity ETF	4,042

The accompanying notes are an integral part of these financial statements.

66

Hartford Multifactor ETFs

Statements of Changes in Net Assets – (continued)

Hartford Multifactor Low Volatility US Equity ETF
For the Year Ended September 30, 2018	For the Period Ended September 30, 2017(1)

$95,116	$30,508
(50,947)	(36,047)
604,114	136,150

648,283	130,611

(96,129)	(25,561)

1,329,697	5,033,332
—	(1,276,954)
—	—

1,329,697	3,756,378

1,881,851	3,861,428

3,861,428	—

$5,743,279	$3,861,428

The accompanying notes are an integral part of these financial statements.

67

Hartford Multifactor ETFs

Statements of Changes in Net Assets

	Hartford Multifactor REIT ETF		Hartford Multifactor US Equity ETF
	For the Year Ended September 30, 2018	For the Period Ended September 30, 2017(1)	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Operations:
Net investment income (loss)	$649,569	$218,318	$1,515,229	$522,633
Net realized gain (loss) on investments and other financial instruments	828,354	113,713	1,330,846	2,469,755
Net changes in unrealized appreciation (depreciation) of investments and other financial instruments	257,144	197,246	8,292,564	2,146,848

Net Increase (Decrease) in Net Assets Resulting from Operations	1,735,067	529,277	11,138,639	5,139,236

Distributions to Shareholders (2):
From distributable earnings	(677,992)	(189,895)	(1,496,009)	(500,859)
From tax return of capital	(41,564)	—	—	—

Total distributions	(719,556)	(189,895)	(1,496,009)	(500,859)

Fund Share Transactions:
Sold	26,773,879	13,571,282	142,311,556	15,231,487
Redeemed	(9,438,842)	(4,573,186)	(13,174,555)	(13,456,609)

Net increase from capital share transactions	17,335,037	8,998,096	129,137,001	1,774,878

Net Increase (Decrease) in Net Assets	18,350,548	9,337,478	138,779,631	6,413,255

Net Assets:
Beginning of period	9,337,478	—	34,523,970	28,110,715

End of period	$27,688,026	$9,337,478	$173,303,601	$34,523,970

(1)	Commenced operations on October 3, 2016.
(2)

Per the Securities Exchange Commission Release #33-10532 “Disclosure Update and Simplification” it is no longer required to differentiate distributions from earnings as either net investment income or net realized capital gains or disclose the Funds undistributed net investment income within the Funds’ Statement of Changes. The presentation for the year/period ended September 30, 2017 has been modified accordingly. At September 30, 2017, Hartford Multifactor REIT ETF distributed $184,839 from net investment income and $5,056 from net realized gain on investments and Hartford Multifactor US Equity ETF distributions were all characterized as distributions from net investment income. The Fund’s undistributed net investment income was as follows:

Fund	Undistributed Net Investment Income
Hartford Multifactor REIT ETF	$ 28,423
Hartford Multifactor US Equity ETF	8,981

The accompanying notes are an integral part of these financial statements.

68

Hartford Multifactor ETFs

Financial Highlights

— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Other Capital		Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(4)
Hartford Multifactor Developed Markets (ex-US) ETF
For the Year Ended September 30, 2018
$ 28.24	$0.91	$0.45	(12)	$1.36	$—	(5)	$(0.63)	$—	$—	$(0.63)	$28.97	4.85%		$811,066	0.31%		0.31%		3.17%		47%

For the Year Ended September 30, 2017
$ 24.60	$0.82	$3.55		$4.37	$—		$(0.73)	$—	$—	$(0.73)	$28.24	18.18%		$131,327	0.42%		0.40%		3.13%		46%

For the Year Ended September 30, 2016
$ 22.84	$0.70	$1.70		$2.40	$—		$(0.64)	$—	$—	$(0.64)	$24.60	10.62%		$34,440	0.58%		0.50%		2.97%		54%

For the Period Ended September 30, 2015(6)
$ 25.00	$0.55	$(2.35)		$(1.80)	$—		$(0.36)	$—	$—	$(0.36)	$22.84	(7.36)%		$27,406	0.50	%(7)	0.50	%(7)	3.75	%(7)	42%

Hartford Multifactor Emerging Markets ETF
For the Year Ended September 30, 2018
$ 24.34	$0.60	$(1.24)		$(0.64)	$0.01		$(0.47)	$—	$—	$(0.47)	$23.24	(2.64)%		$65,080	0.52%		0.52%		2.42%		25%

For the Year Ended September 30, 2017
$ 21.62	$0.49	$2.63		$3.12	$—		$(0.40)	$—	$—	$(0.40)	$24.34	14.63%		$46,239	0.62%		0.60%		2.17%		30%

For the Year Ended September 30, 2016
$ 19.68	$0.45	$1.91		$2.36	$—		$(0.42)	$—	$—	$(0.42)	$21.62	12.20%		$23,786	0.76%		0.65%		2.22%		49%

For the Period Ended September 30, 2015(6)
$ 25.00	$0.44	$(5.55)		$(5.11)	$—		$(0.21)	$—	$—	$(0.21)	$19.68	(20.59)%		$19,685	0.65	%(7)	0.65	%(7)	3.23	%(7)	17%

Hartford Multifactor Global Small Cap ETF
For the Year Ended September 30, 2018
$ 30.25	$0.72	$1.54		$2.26	$—	(5)	$(0.73)	$—	$—	$(0.73)	$31.78	7.52%		$22,243	0.44%		0.44%		2.26%		41%

For the Year Ended September 30, 2017
$ 25.46	$0.57	$4.79		$5.36	$—		$(0.57)	$—	$—	$(0.57)	$30.25	21.37%		$18,148	0.60%		0.56%		2.08%		48%

For the Year Ended September 30, 2016
$ 22.69	$0.60	$2.76		$3.36	$—		$(0.59)	$—	$—	$(0.59)	$25.46	15.05%		$10,185	0.83%		0.60%		2.54%		62%

For the Period Ended September 30, 2015(8)
$ 25.00	$0.44	$(2.54)		$(2.10)	$—		$(0.21)	$—	$—	$(0.21)	$22.69	(8.50)%		$6,807	0.60	%(7)	0.60	%(7)	3.44	%(7)	44%

Hartford Multifactor Low Volatility International Equity ETF
For the Year Ended September 30, 2018
$ 26.58	$0.65	$0.71		$1.36	$—		$(0.59)	$—	$—	$(0.59)	$27.35	5.16%		$5,470	0.33%		0.33%		2.37%		35%

For the Period Ended September 30, 2017(9)
$ 25.02	$0.30	$1.40		$1.70	$—		$(0.14)	$—	$—	$(0.14)	$26.58	6.84	%(10)	$5,317	0.39	%(7)	0.39	%(7)	3.01	%(7)	48%

Hartford Multifactor Low Volatility US Equity ETF
For the Year Ended September 30, 2018
$ 25.74	$0.54	$2.96		$3.50	$—		$(0.52)	$—	$—	$(0.52)	$28.72	13.73%		$5,743	0.22%		0.22%		2.00%		26%

For the Period Ended September 30, 2017(9)
$ 25.03	$0.20	$0.68		$0.88	$—		$(0.17)	$—	$—	$(0.17)	$25.74	3.53	%(10)	$3,861	0.29	%(7)	0.29	%(7)	2.05	%(7)	16%

The accompanying notes are an integral part of these financial statements.

69

Hartford Multifactor ETFs

Financial Highlights – (continued)

—Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(4)
Hartford Multifactor REIT ETF
For the Year Ended September 30, 2018
$ 15.56	$0.59	$(0.12	)(12)	$0.47	$—	$(0.61)	$—	$(0.04)	$(0.65)	$15.38	3.27%		$27,688	0.45%		0.45%		3.89%		35%

For the Period Ended September 30, 2017(11)
$ 14.79	$0.50	$0.74		$1.24	$—	$(0.45)	$(0.02)	$—	$(0.47)	$15.56	8.47	%(10)	$9,337	0.50	%(7)	0.45	%(7)	3.29	%(7)	43%

Hartford Multifactor US Equity ETF
For the Year Ended September 30, 2018
$ 28.77	$0.57	$4.15		$4.72	$—	$(0.48)	$—	$—	$(0.48)	$33.01	16.47%		$173,304	0.21%		0.21%		1.80%		36%

For the Year Ended September 30, 2017
$ 24.44	$0.51	$4.30		$4.81	$—	$(0.48)	$—	$—	$(0.48)	$28.77	19.84%		$34,524	0.34%		0.31%		1.92%		36%

For the Year Ended September 30, 2016
$ 22.90	$0.52	$1.53		$2.05	$—	$(0.51)	$—	$—	$(0.51)	$24.44	9.01%		$28,111	0.44%		0.35%		2.22%		51%

For the Period Ended September 30, 2015(6)
$ 25.00	$0.26	$(2.11)		$(1.85)	$—	$(0.25)	$—	$—	$(0.25)	$22.90	(7.46	)%(10)	$22,900	0.35	%(7)	0.35	%(7)	1.82	%(7)	38%

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at market price at the end of the distribution day.

(3)	Adjustments include waivers and reimbursements, if applicable.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Per share amount is less than $0.005.
(6)	Commenced operations on February 25, 2015.
(7)	Annualized.
(8)	Commenced operations on March 23, 2015.
(9)	Commenced operations on May 10, 2017.
(10)	Not annualized.
(11)	Commenced operations on October 3, 2016.
(12)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

The accompanying notes are an integral part of these financial statements.

70

Hartford Multifactor ETFs

Notes to Financial Statements

September 30, 2018

1.	Organization:

Lattice Strategies Trust (the “Trust”) is an open-end registered management investment company comprised of seven series as of September 30, 2018. Financial statements for the series of the Trust listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

Lattice Strategies Trust:

Hartford Multifactor Developed Markets (ex-US) ETF (the “Multifactor Developed Markets (ex-US) ETF”)

Hartford Multifactor Emerging Markets ETF (the “Multifactor Emerging Markets ETF”)

Hartford Multifactor Global Small Cap ETF (the “Multifactor Global Small Cap ETF”)

Hartford Multifactor Low Volatility International Equity ETF (the “Multifactor Low Volatility International Equity ETF”)

Hartford Multifactor Low Volatility US Equity ETF (the “Multifactor Low Volatility US Equity ETF”)

Hartford Multifactor REIT ETF (the “Multifactor REIT ETF”)

Hartford Multifactor US Equity ETF (the “Multifactor US Equity ETF”)

Each Fund is an exchange-traded fund (‘‘ETF’’). ETFs are funds that trade on an exchange like other publicly traded securities. Each Fund is designed to track an index. Shares of Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF, Multifactor REIT ETF and Multifactor US Equity ETF are listed and traded on NYSE Arca, Inc. (“NYSE Arca”). Shares of Multifactor Low Volatility International Equity ETF and Multifactor Low Volatility US Equity ETF are listed and traded on Cboe BZX Exchange, Inc. (“Cboe BZX”). Each share of a Fund represents a partial ownership in the Fund’s assets and liabilities, including securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund only in Creation Units at net asset value (“NAV”) by certain large institutional investors (‘‘Authorized Participants’’) who have entered into agreements with ALPS Distributors, Inc. (‘‘ALPS’’ or the ‘‘Distributor’’), the Funds’ Distributor.

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on April 15, 2014 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of the Funds are registered under the Securities Act of 1933, as amended (the ‘‘Securities Act’’). Each Fund, except Multifactor REIT ETF, is a diversified open-end management investment company. Multifactor REIT ETF is a non-diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Multifactor Low Volatility International Equity ETF and Multifactor Low Volatility US Equity ETF commenced operations on May 10, 2017. Multifactor REIT ETF commenced operations on October 3, 2016. Multifactor Global Small Cap ETF commenced operations on March 23, 2015. Each of the other Funds commenced operations on February 25, 2015.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The NAV of each Fund’s Shares is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by State Street Bank and Trust Company (“State Street”) and determined as of the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time) (“NYSE Close”) on each day that such exchange is open (“Valuation Date”). Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier as set forth in the Funds’ prospectus or statement of additional information or on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

71

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Trustees of the Trust (the “Board of Trustees”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange. If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the NYSE Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards

72

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has approved procedures that govern the valuation of portfolio investments, including in circumstances where market quotes are not readily available. The Board of Trustees has delegated the day-to-day responsibility for implementing these procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. The Multifactor REIT ETF dividend income and capital gain loss amounts include estimates based on prior year REIT allocations. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Please refer to Note 8 for Securities Lending Information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

73

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)

Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF and Multifactor Low Volatility International Equity ETF is to pay dividends from net investment income and realized gains, if any, semi-annually. The policy of Multifactor Low Volatility US Equity ETF, Multifactor REIT ETF and Multifactor US Equity ETF is to pay dividends from net investment income, if any, quarterly, but amounts may vary significantly from period to period and realized gains, if any, are paid at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

3.	Securities and Other Investments:

a)

Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Board. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of September 30, 2018.

4.	Financial Derivative Instruments:

a)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the year ended September 30, 2018, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF, Multifactor REIT ETF and Multifactor US Equity ETF used Futures Contracts.

b)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled. Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the

74

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the year ended September 30, 2018, Multifactor Low Volatility International Equity ETF used Foreign Currency Contracts.

c)	Additional Derivative Instrument Information:

Multifactor Developed Markets (ex-US) ETF

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$5,132	$—	$—	$5,132

Total	$—	$—	$—	$5,132	$—	$—	$5,132

The Effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(41,627)	$—	$—	$(41,627)

Total	$—	$—	$—	$(41,627)	$—	$—	$(41,627)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$5,132	$—	$—	$5,132

Total	$—	$—	$—	$5,132	$—	$—	$5,132

For the year ended September 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	15

Multifactor Emerging Markets ETF

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$1,376	$—	$—	$1,376

Total	$—	$—	$—	$1,376	$—	$—	$1,376

75

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

Multifactor Emerging Markets ETF – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(21,427)	$—	$—	$(21,427)

Total	$—	$—	$—	$(21,427)	$—	$—	$(21,427)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$1,376	$—	$—	$1,376

Total	$—	$—	$—	$1,376	$—	$—	$1,376

For the year ended September 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	5

Multifactor Global Small Cap ETF

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$854	$—	$—	$854

Total	$—	$—	$—	$854	$—	$—	$854

The Effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$10,898	$—	$—	$10,898

Total	$—	$—	$—	$10,898	$—	$—	$10,898

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(854)	$—	$—	$(854)

Total	$—	$—	$—	$(854)	$—	$—	$(854)

For the year ended September 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	1

76

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

Multifactor Low Volatility International Equity ETF

The Effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$3	$—	$—	$—	$—	$3

Total	$—	$3	$—	$—	$—	$—	$3

For the year ended September 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchase at Contract Amount	$43
Foreign Currency Contracts Sold at Contract Amount	$117

Multifactor REIT ETF

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$409	$—	$—	$409

Total	$—	$—	$—	$409	$—	$—	$409

The Effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$4,464	$—	$—	$4,464

Total	$—	$—	$—	$4,464	$—	$—	$4,464

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(409)	$—	$—	$(409)

Total	$—	$—	$—	$(409)	$—	$—	$(409)

For the year ended September 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	2

77

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

Multifactor US Equity ETF

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$725	$—	$—	$725

Total	$—	$—	$—	$725	$—	$—	$725

The Effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$13,123	$—	$—	$13,123

Total	$—	$—	$—	$13,123	$—	$—	$13,123

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$725	$—	$—	$725

Total	$—	$—	$—	$725	$—	$—	$725

For the year ended September 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	2

(1)

Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

d)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at a Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of September 30, 2018:

Multifactor Developed Markets (ex-US) ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$5,132	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	5,132	—

Derivatives not subject to a MNA	(5,132)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

78

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

Multifactor Emerging Markets ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$1,376	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,376	—

Derivatives not subject to a MNA	(1,376)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

Multifactor Global Small Cap ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(854)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(854)

Derivatives not subject to a MNA	—	854

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

Multifactor REIT ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(409)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(409)

Derivatives not subject to a MNA	—	409

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

Multifactor US Equity ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$725	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	725	—

Derivatives not subject to a MNA	(725)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations;

79

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2018. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

c)

Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the years ended September 30, 2018 and September 30, 2017 are as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended September 30, 2018		For the Year Ended September 30, 2017
Fund	Ordinary Income	Tax Return of Capital	Ordinary Income
Multifactor Developed Markets (ex-US) ETF	$8,013,824	$—	1,474,420
Multifactor Emerging Markets ETF	1,141,715	—	592,581
Multifactor Global Small Cap ETF	470,072	—	251,783
Multifactor Low Volatility International Equity ETF	118,511	—	14,211	(1)
Multifactor Low Volatility US Equity ETF	96,129	—	25,561	(1)
Multifactor REIT ETF	677,992	41,564	189,895
Multifactor US Equity ETF	1,496,009	—	500,859

(1)	For the period ended September 30, 2017.

80

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

As of September 30, 2018, the components of distributable earnings (deficit) for each Fund on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Multifactor Developed Markets (ex-US) ETF	$6,542,666	$(19,848,889)	$10,517,476	$(2,788,747)
Multifactor Emerging Markets ETF	701,908	(5,327,962)	1,235,886	(3,390,168)
Multifactor Global Small Cap ETF	249,010	(811,714)	2,335,877	1,773,173
Multifactor Low Volatility International Equity ETF	55,369	(89,251)	367,234	333,352
Multifactor Low Volatility US Equity ETF	1,717	(107,204)	735,786	630,299
Multifactor REIT ETF	—	(378,237)	244,326	(133,911)
Multifactor US Equity ETF	11,129	(3,260,183)	11,782,890	8,533,836

d)

Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as expiration of capital loss carryforwards and write-off of net operating losses and accounting for in-kind redemptions. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statements of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended September 30, 2018, the Funds recorded reclassifications to increase (decrease) the accounts listed below:

Fund	Paid-in-Capital	Distributable earnings (loss)
Multifactor Developed Markets (ex-US) ETF	$11,867,504	$(11,867,504)
Multifactor Emerging Markets ETF	867,084	$(867,084)
Multifactor Global Small Cap ETF	984,106	$(984,106)
Multifactor Low Volatility International Equity ETF	(15)	$15
Multifactor Low Volatility US Equity ETF	6	$(6)
Multifactor REIT ETF	1,170,086	$(1,170,086)
Multifactor US Equity ETF	3,024,628	$(3,024,628)

e)

Tax Basis of Investments – GAAP/tax differences in cost and unrealized gain/loss are primarily attributed to wash sale loss deferrals and PFIC mark-to-market adjustments. The net unrealized appreciation/ (depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Multifactor Developed Markets (ex-US) ETF	$807,390,612	$32,955,387	$(22,435,836)	$10,519,551
Multifactor Emerging Markets ETF	64,307,040	5,800,762	(4,566,816)	1,233,946
Multifactor Global Small Cap ETF	20,627,834	3,230,009	(894,027)	2,335,982
Multifactor Low Volatility International Equity ETF	5,129,430	527,567	(160,299)	367,268
Multifactor Low Volatility US Equity ETF	5,011,033	782,830	(47,044)	735,786
Multifactor REIT ETF	27,821,341	714,236	(469,910)	244,326
Multifactor US Equity ETF	162,761,598	14,376,069	(2,593,179)	11,782,890

81

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

f)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

At September 30, 2018 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Perpetual Short-Term Capital Loss Carryforward	Perpetual Long-Term Capital Loss Carryforward
Multifactor Developed Markets (ex-US) ETF	$18,678,259	$1,170,630
Multifactor Emerging Markets ETF	3,908,203	1,419,759
Multifactor Global Small Cap ETF	767,736	43,978
Multifactor Low Volatility International Equity ETF	78,336	10,915
Multifactor Low Volatility US Equity ETF	81,867	25,337
Multifactor REIT ETF	288,430	89,807
Multifactor US Equity ETF	2,851,196	408,987

g)

Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, management reviews each Fund’s tax positions for all open tax years. As of September 30, 2018, management had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.

7.	Expenses:

a)

Investment Advisory Agreement – Lattice Strategies LLC (“the Adviser”) serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust. Lattice is a wholly owned subsidiary of Hartford Funds Management Company, LLC (“HFMC”), which is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). Lattice has overall investment supervisory responsibility for each Fund. In addition, Lattice provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. Lattice has contracted with BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) under a sub-advisory agreement pursuant to which BNY Mellon AMNA performs the daily investment of the assets of each Fund in accordance with each Fund’s investment objective and policies. Each Fund pays a fee to Lattice, a portion of which may be used to compensate BNY Mellon AMNA.

The schedule below reflects the rates of compensation paid to Lattice for investment advisory services rendered as of September 30, 2018; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Multifactor Developed Markets (ex-US) ETF	0.29%
Multifactor Emerging Markets ETF	0.49%
Multifactor Global Small Cap ETF	0.39%
Multifactor Low Volatility International Equity ETF	0.29%
Multifactor Low Volatility US Equity ETF	0.19%
Multifactor REIT ETF	0.45%
Multifactor US Equity ETF	0.19%

Prior to February 15, 2018, the Funds listed below paid the following rates to Lattice for investment advisory services rendered:

Fund	Management Fee Rates
Multifactor Developed Markets (ex-US) ETF	0.39%
Multifactor Emerging Markets ETF	0.59%
Multifactor Global Small Cap ETF	0.55%
Multifactor Low Volatility International Equity ETF	0.39%
Multifactor Low Volatility US Equity ETF	0.29%
Multifactor REIT ETF	0.45%
Multifactor US Equity ETF	0.29%

82

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses; (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (v) the advisory fee payable to the Adviser hereunder. The Adviser also does not pay any acquired fund fees and expenses. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

b)

Distribution Plans – Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its Shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of asset-based charges.

For the year ended September 30, 2018, the Funds did not pay any Rule 12b-1 fees.

8.	Securities Lending:

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1⁄3%) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and recall the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Interest earned on securities out on loan is not eligible for qualified interest income for federal tax purposes. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral received by the Fund. Each Fund will seek to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. Any securities lending income earned by a Fund appears on the Statements of Operations net of any fees paid to State Street for serving as the securities lending agent.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process – especially in certain international markets such as Taiwan), ‘‘gap’’ risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of securities loaned may cause a Fund to lose the opportunity to sell the securities at a desirable price.

83

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

At September 30, 2018, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral(1)
Multifactor Developed Markets (ex-US) ETF	$57,629,995	$10,250,829	$50,293,006
Multifactor Emerging Markets ETF	1,363,537	680,113	735,639
Multifactor Global Small Cap ETF	2,628,183	799,606	1,937,375
Multifactor Low Volatility International Equity ETF	157,536	53,191	112,940
Multifactor Low Volatility US Equity ETF	152,738	11,269	144,894
Multifactor REIT ETF	1,939,725	575,575	1,432,817
Multifactor US Equity ETF	3,362,288	1,501,468	1,960,897

(1)

These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. As such, non-cash collateral is excluded from the Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2018.

Multifactor Developed Markets (ex-US) ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$10,250,829	$—	$—	$—	$10,250,829

Total Borrowings	$10,250,829	$—	$—	$—	$10,250,829

Gross amount of recognized liabilities for securities lending transactions					$10,250,829

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Emerging Markets ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$680,113	$—	$—	$—	$680,113

Total Borrowings	$680,113	$—	$—	$—	$680,113

Gross amount of recognized liabilities for securities lending transactions					$680,113

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

84

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

Multifactor Global Small Cap ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$799,606	$—	$—	$—	$799,606

Total Borrowings	$799,606	$—	$—	$—	$799,606

Gross amount of recognized liabilities for securities lending transactions					$799,606

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Low Volatility International Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$53,191	$—	$—	$—	$53,191

Total Borrowings	$53,191	$—	$—	$—	$53,191

Gross amount of recognized liabilities for securities lending transactions					$53,191

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Low Volatility US Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$11,269	$—	$—	$—	$11,269

Total Borrowings	$11,269	$—	$—	$—	$11,269

Gross amount of recognized liabilities for securities lending transactions					$11,269

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

85

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

Multifactor REIT ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$575,575	$—	$—	$—	$575,575

Total Borrowings	$575,575	$—	$—	$—	$575,575

Gross amount of recognized liabilities for securities lending transactions					$575,575

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor US Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,501,468	$—	$—	$—	$1,501,468

Total Borrowings	$1,501,468	$—	$—	$—	$1,501,468

Gross amount of recognized liabilities for securities lending transactions					$1,501,468

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

9.	Custodian and Transfer Agent:

State Street serves as Custodian for the Funds pursuant to a custodian agreement (“Custodian Agreement”) dated December 31, 2014, as amended November 21, 2017. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency agreement (“Transfer Agency Agreement”) dated February 13, 2018. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.

For the services provided under the Custodian Agreement and Transfer Agency Agreement, the Adviser, and not the Funds, compensates State Street pursuant to the Funds’ unitary management fee structure.

10.	Investment Transactions:

For the year ended September 30, 2018, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases	Sales Proceeds
Multifactor Developed Markets (ex-US) ETF	$214,500,796	$184,532,738
Multifactor Emerging Markets ETF	26,624,269	15,303,746
Multifactor Global Small Cap ETF	11,541,259	8,541,280
Multifactor Low Volatility International Equity ETF	1,942,951	1,941,741
Multifactor Low Volatility US Equity ETF	1,292,840	1,257,241
Multifactor REIT ETF	6,092,359	6,272,802
Multifactor US Equity ETF	30,793,513	31,063,665

86

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

For the year ended September 30, 2018, in-kind transactions, which are not included in the table above, associated with Creation Units were:

Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Multifactor Developed Markets (ex-US) ETF	$710,025,881	$59,307,795	$12,438,966
Multifactor Emerging Markets ETF	14,245,454	2,200,462	811,997
Multifactor Global Small Cap ETF	2,748,966	2,606,544	999,621
Multifactor Low Volatility International Equity ETF	—	—	—
Multifactor Low Volatility US Equity ETF	1,328,878	—	—
Multifactor REIT ETF	26,771,374	9,453,274	1,205,515
Multifactor US Equity ETF	142,255,491	13,091,671	3,039,013

11.	Share Transactions:

The Fund will issue and redeem Shares at NAV only with certain Authorized Participants in large increments known as ‘‘Creation Units.” Purchases of Creation Units are made by tendering a basket of designated securities to a Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Each Fund’s Shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units

Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the Distributor with respect to creations and redemptions of Creation Units.

If a Creation Unit is purchased or redeemed for cash or outside of the Clearing Process, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for each Fund:

Fund	Standard Creation Unit Shares	Standard In-Kind Creation Fee	Value at September 30, 2018	Standard In-Kind Redemption Fee
Multifactor Developed Markets (ex-US) ETF	50,000	$3,000	$1,448,500	$3,000
Multifactor Emerging Markets ETF	100,000	$2,000	2,324,000	$2,000
Multifactor Global Small Cap ETF	100,000	$2,000	3,178,000	$2,000
Multifactor Low Volatility International Equity ETF	100,000	$2,200	2,735,000	$2,200
Multifactor Low Volatility US Equity ETF	50,000	$650	1,436,000	$650
Multifactor REIT ETF	100,000	$250	1,538,000	$250
Multifactor US Equity ETF	50,000	$800	1,650,500	$800

Shares of Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF, Multifactor REIT ETF and Multifactor US Equity ETF are listed on the NYSE Arca and shares of Multifactor Low Volatility International Equity ETF and Multifactor Low Volatility US Equity ETF are listed on the Cboe BZX. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.

Because each Fund is structured as an ETF, individual Shares may only be purchased and sold on the listing exchange through a broker-dealer. The price of Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may

87

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

trade at a price greater than NAV (a premium) or less than NAV (a discount). Multifactor Developed Markets (ex-US) ETF, Multifactor Low Volatility US Equity ETF and Multifactor US Equity ETF will only issue or redeem Creation Units of 50,000 shares to Authorized Participants who have entered into agreements with the Distributor. Multifactor Emerging Markets ETF, Multifactor Low Volatility International Equity ETF, Multifactor Global Small Cap ETF and Multifactor REIT ETF will only issue or redeem Creation Units of 100,000 shares to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.

The following information is for the year ended September 30, 2018, and the year/period ended September 30, 2017:

Multifactor Developed Markets (ex-US) ETF
	For the Year Ended September 30, 2018		For the Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	25,400,000	$738,684,038	3,550,000	$94,471,911
Shares Redeemed	(2,050,000)	(59,138,041)	(300,000)	(8,420,992)
Other Capital	—	321	—	—

Net Increase (Decrease)	23,350,000	679,546,318	3,250,000	86,050,919

Multifactor Emerging Markets ETF
	For the Year Ended September 30, 2018		For the Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	1,000,000	$25,448,866	800,000	$17,786,392
Shares Redeemed	(100,000)	(2,229,949)	—	—
Other Capital	—	17,212	—	—

Net Increase (Decrease)	900,000	23,236,129	800,000	17,786,392

Multifactor Global Small Cap ETF
	For the Year Ended September 30, 2018		For the Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	200,000	$6,275,566	300,000	$8,539,305
Shares Redeemed	(100,000)	(3,128,922)	(100,000)	(2,968,571)
Other Capital	—	1,646	—	—

Net Increase (Decrease)	100,000	3,148,290	200,000	5,570,734

Multifactor Low Volatility International Equity ETF
	For the Year Ended September 30, 2018		For the Period Ended September 30, 2017(1)
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	300,004	$7,743,372
Shares Redeemed	—	—	(100,004)	(2,662,030)

Net Increase (Decrease)	—	—	200,000	5,081,342

(1) Commenced operations on May 10, 2017.

88

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

Multifactor Low Volatility US Equity ETF
	For the Year Ended September 30, 2018		For the Period Ended September 30, 2017(1)
	Shares	Amount	Shares	Amount
Shares Sold	50,000	$1,329,697	200,004	$5,033,332
Shares Redeemed	—	—	(50,004)	(1,276,954)

Net Increase (Decrease)	50,000	1,329,697	150,000	3,756,378

(1)	Commenced operations on May 10, 2017.

Multifactor REIT ETF
	For the Year Ended September 30, 2018		For the Period Ended September 30, 2017(1)
	Shares	Amount	Shares	Amount
Shares Sold	1,800,000	$26,773,879	900,000	$13,571,282
Shares Redeemed	(600,000)	(9,438,842)	(300,000)	(4,573,186)

Net Increase (Decrease)	1,200,000	17,335,037	600,000	8,998,096

(1)	Commenced operations on October 3, 2016.

Multifactor US Equity ETF
	For the Year Ended September 30, 2018		For the Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	4,450,000	$142,311,556	550,000	$15,231,487
Shares Redeemed	(400,000)	(13,174,555)	(500,000)	(13,456,609)

Net Increase (Decrease)	4,050,000	129,137,001	50,000	1,774,878

12.	Affiliate Holdings:

As of September 30, 2018, affiliates of The Hartford had ownership of shares in each Fund as follows:

Fund	Percentage of Fund
Multifactor Low Volatility International Equity ETF	45%
Multifactor Low Volatility US Equity ETF	68%

As of September 30, 2018, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of its shares from these affiliated funds of funds. Affiliated funds of funds owned shares in each Fund listed below as follows:

Fund	Percentage of Fund
Multifactor Developed Markets (ex-US) ETF	5%
Multifactor US Equity ETF	44%

13.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

89

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2018

14.	Recent Accounting Pronouncements:

The FASB recently issued ASU 2017-08[1] (the “ASU” or “Update”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU is available here, and becomes effective for public entities for fiscal years beginning after December 15, 2018, and for private entities one year later. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

15.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require adjustment to or disclosure in these financial statements.

90

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of

Trustees of Lattice Strategies Trust,

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Lattice Strategies Trust (the “Trust”) (comprising Hartford Multifactor Developed Markets (ex-US) ETF, Hartford Multifactor Emerging Markets ETF, Hartford Multifactor Global Small Cap ETF, Hartford Multifactor Low Volatility International Equity ETF, Hartford Multifactor Low Volatility US Equity ETF, Hartford Multifactor REIT ETF and Hartford Multifactor US Equity ETF) (collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2018, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Lattice Strategies Trust at September 30, 2018, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising Lattice Strategies Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Hartford Multifactor Developed Markets (ex-US) ETF Hartford Multifactor Emerging Markets ETF Hartford Multifactor Global Small Cap ETF Hartford Multifactor US Equity ETF	For the year ended September 30, 2018	For each of the two years in the period ended September 30, 2018	For each of the three years in the period ended September 30, 2018
Hartford Multifactor REIT ETF	For the year ended September 30, 2018	For the year ended September 30, 2018 and the period from October 3, 2016 (commencement of operations) through September 30, 2017
Hartford Multifactor Low Volatility International Equity ETF Hartford Multifactor Low Volatility US Equity ETF	For the year ended September 30, 2018	For the year ended September 30, 2018 and the period from May 10, 2017 (commencement of operations) through September 30, 2017

The financial highlights of the Hartford Multifactor Developed Markets (ex-US) ETF, Hartford Multifactor Emerging Markets ETF, Hartford Multifactor Global Small Cap ETF and Hartford Multifactor US Equity ETF, for the period presented through September 30, 2015, were audited by other auditors whose report dated November 24, 2015, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Hartford investment companies since 2002.

Philadelphia, Pennsylvania

November 28, 2018

91

Hartford Multifactor ETFs

Trustees and Officers of the Trust (Unaudited)

Lattice Strategies Trust (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The following tables present certain information regarding the Trustees and officers of the Trust as of September 30, 2018. For more information regarding the Trustees and officers, please refer to the Statement of Additional Information, which is available, without charge, upon request by calling 1-415-315-6600.

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
NON-INTERESTED TRUSTEES

HILARY E. ACKERMANN(4) (1956)	Trustee and Chair of the Compliance and Risk Oversight Committee	Trustee since October 2017; Chair of the Compliance and Risk Oversight Committee since November 2017	Ms. Ackermann served as Chief Risk Officer at Goldman Sachs Bank USA from October 2008 to November 2011. Ms. Ackermann has served as a Director of Vistra Energy Corporation, formerly known as Dynergy (an independent power company) from October 2012 to present and as a Director of Credit Suisse Holdings (USA), Inc. from January 2017 to present.	85	Ms. Ackermann serves as a Director of Vistra Energy Corporation (October 2012 to present) and as a Director of Credit Suisse Holdings (USA), Inc. from January 2017 to present.

ROBIN C. BEERY (1967)	Trustee	Since December 2014	Ms. Beery has served as a consultant to ArrowMark Partners (an alternative asset manager) since March of 2015 and since November 2018 has been employed by ArrowMark Partners as a Senior Advisor. Previously, she was Executive Vice President, Head of Distribution, for Janus Capital Group, and Chief Executive Officer and President of the Janus Mutual Funds (a global asset manager) from September 2009 to August 2014.	85	Ms. Beery serves as a Director of UMB Financial Corporation (January 2015 to present).

92

Hartford Multifactor ETFs

Trustees and Officers of the Trust (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
LYNN S. BIRDSONG(4) (1946)	Trustee and Chairman of the Investment Committee	Trustee since October 2017; Chair of the Investment Committee since November 2017	Mr. Birdsong currently serves as a Director of Aberdeen Global and Aberdeen Global II (investment funds) (September 2014 to present), Aberdeen Islamic SICAV and Aberdeen Liquidity Fund (investment funds) (2016 to present) and Aberdeen Alpha Fund (December 2017 to present). Mr. Birdsong served as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to February 2015) and as a Director of the Sovereign High Yield Investment Company (April 2010 to June 2014). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.	85	None

CHRISTINE R. DETRICK(4) (1958)	Trustee	Since October 2017	Ms. Detrick has served as a Director of Reinsurance Group of America since January 2014. Previously, she was a Director of Forest City Realty Trust (a real estate company) from November 2014 to March 2018, a Director of Forethought Financial Group, Inc. (a financial services company) from January 2012 to January 2014 and a Senior Partner/Advisor at Bain & Company (a management consulting firm) from September 2002 to December 2012.	85	Ms. Detrick serves as a Director of Reinsurance Group of America (January 2014 to present).

93

Hartford Multifactor ETFs

Trustees and Officers of the Trust (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
DUANE E. HILL(4) (1945)	Trustee and Chairman of the Nominating and Governance Committee	Trustee since October 2017; and Chairman of the Nominating and Governance Committee since November 2017	Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.	85	None

WILLIAM P. JOHNSTON(4) (1944)	Trustee and Chairman of the Board of Trustees and the Contracts Committee	Trustee since October 2017; and Chairman of the Board of Trustees and the Contracts Committee since November 2017	In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served until June 2013. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. and served until July 2018. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director until August 2010. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.	85	None

94

Hartford Multifactor ETFs

Trustees and Officers of the Trust (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
PHILLIP O. PETERSON(4) (1944)	Trustee and Chairman of the Audit Committee	Trustee since October 2017; and Chairman of the Audit Committee since November 2017	Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. From February 2007 to February 2018, Mr. Peterson served as a member of the Board of Trustees of the William Blair Funds. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.	85	None

LEMMA W. SENBET(4) (1946)	Trustee	Since October 2017	Dr. Senbet currently serves as the William E. Mayer Chair Professor of Finance, and previously was the Founding Director, Center for Financial Policy, in the Robert H. Smith School of Business at the University of Maryland. He was chair of the Finance Department Robert H. Smith School of Business at the University of Maryland from 1998 to 2006. In June 2013, he began a sabbatical from the University to serve as Executive Director of the African Economic Research Consortium which focuses on economic policy research and training, which he completed in 2018. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.	85	None

95

Hartford Multifactor ETFs

Trustees and Officers of the Trust (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
DAVID SUNG (1953)	Trustee	Since December 2014	Mr. Sung has served as a Director of Nippon Wealth Bank since April 2015 and CITIC-Prudential Fund Management Company, Inc. since January 2016. Mr. Sung is an Independent Director of seven investment funds, including two closed-end registered investment companies, sponsored by Ironwood Capital Management. Previously, he was a Partner at Ernst & Young LLP from October 1995 to July 2014.	85	Mr. Sung serves as a Trustee of Ironwood Institutional Multi-Strategy Fund, LLC and Ironwood Multi-Strategy Fund, LLC (October 2015 to present) (2 portfolios).
OFFICERS AND INTERESTED TRUSTEES

JAMES E. DAVEY(5) (1964)	Trustee, President and Chief Executive Officer	Trustee since October 2017; President and Chief Executive Officer since November 2017	Mr. Davey serves as Executive Vice President of The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as President, Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. (“HFMG”). Mr. Davey also serves as Chairman of the Board, President and Manager of Lattice Strategies LLC effective July 30, 2016. Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.	85	None

ANDREW S. DECKER (1963)	AML Compliance Officer	Since December 2016	Mr. Decker currently serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Prior to joining The Hartford, Mr. Decker served as Vice President and AML Officer at Janney Montgomery Scott (a broker dealer) from April 2011 to January 2015. Mr. Decker served as AML Compliance and Sanctions Enforcement Officer at SEI Investments from December 2007 to April 2011.	N/A	N/A

96

Hartford Multifactor ETFs

Trustees and Officers of the Trust (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
AMY N. FURLONG (1979)	Vice President and Treasurer	Since May 2018	Ms. Furlong has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Furlong joined The Hartford in 2004. Prior to joining The Hartford, Ms. Furlong worked at KPMG LLP in audit services.	N/A	N/A

WALTER F. GARGER (1965)	Chief Legal Officer and Vice President	Since December 2016	Mr. Garger currently serves as Secretary, Managing Director and General Counsel of HFD, HASCO, HFMC and HFMG. Mr. Garger also serves as Secretary and General Counsel of Lattice Strategies LLC effective July 30, 2016. Mr. Garger has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Garger joined The Hartford in 1995.	N/A	N/A

ALBERT Y. LEE (1979)	Vice President and Assistant Treasurer	Since December 2016	Mr. Lee serves as Head of Systemic Strategies and ETF Operations and Senior Vice President at HFMG since 2016. Mr. Lee also serves as Senior Vice President of Lattice Strategies LLC since 2017 and served as Managing Director & Chief Operating Officer, Lattice Strategies LLC (2009-2016); Chief Operating Officer, Avicenna Capital Management (2007-2009); Chief Financial Officer, Steeple Capital LP (2005-2007).	N/A	N/A

THEODORE J. LUCAS (1966)	Vice President	Since November 2017	Mr. Lucas serves as Executive Vice President of HFMG since 2016 and as Executive Vice President of Lattice Strategies LLC since 2017. Mr. Lucas served as Managing Partner, Lattice Strategies LLC (2003 to 2016).	N/A	N/A

97

Hartford Multifactor ETFs

Trustees and Officers of the Trust (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
JOSEPH G. MELCHER (1973)	Chief Compliance Officer and Vice President	Since June 2017	Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC and Lattice Strategies, LLC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.	N/A	N/A

VERNON J. MEYER (1964)	Vice President	Since December 2016	Mr. Meyer currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.	N/A	N/A

ALICE A. PELLEGRINO (1960)	Vice President	Since December 2016	Ms. Pellegrino currently serves as Vice President of HFMG. Ms. Pellegrino is a Senior Counsel and has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Pellegrino joined The Hartford in 2007.	N/A	N/A

THOMAS R. PHILLIPS (1960)	Vice President and Secretary	Since November 2017	Mr. Phillips currently serves as Vice President and Senior Counsel for HFMG. Prior to joining HFMG in 2017, Mr. Phillips was a Director and Chief Legal Officer of Saturna Capital Corporation from 2014-2016. Prior to that, Mr. Phillips was a Partner and Deputy General Counsel of Lord, Abbett & Co. LLC.	N/A	N/A

98

Hartford Multifactor ETFs

Trustees and Officers of the Trust (Unaudited) – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
LAURA S. QUADE (1969)	Vice President	Since December 2016	Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and formerly served as Director, Enterprise Operations of Hartford Life Insurance Company (“HLIC”). Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Quade joined The Hartford in 2001.	N/A	N/A

(1)	The address for each officer and Trustee is c/o Hartford Funds 690 Lee Road, Wayne, PA 19087.
(2)

Each Trustee holds an indefinite term until the earlier of (i) the election and qualification of his or her successor or (ii) when the Trustee turns 75 years of age. Each officer shall serve until his or her successor is elected and qualifies.

(3)

The portfolios of the “Fund Complex” are series of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Hartford Funds Master Fund, Lattice Strategies Trust, Hartford Funds Exchange-Traded Trust, and Hartford Funds NextShares Trust.

(4)	Became a Trustee of the Board effective October 3, 2017.
(5)

“Interested person,” as defined in the 1940 Act, of the Trust because of the person’s affiliation with, or equity ownership of HFMC or affiliated companies. Mr. Davey became a Trustee of the Board effective October 3, 2017. Mr. Davey also serves as Director of Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. and as Trustee of Hartford Funds Exchange-Traded Trust, Hartford Funds Master Fund and Hartford Funds NextShares Trust.

99

Hartford Multifactor ETFs

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by calling 415-315-6600 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 415-315-6600 and (2) on the SEC’s website at http://www.sec.gov.

100

Hartford Multifactor ETFs

Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited)

Lattice Strategies Trust

Hartford Multifactor Developed Markets (ex-US) ETF

Hartford Multifactor Emerging Markets ETF

Hartford Multifactor Global Small Cap ETF

Hartford Multifactor Low Volatility International Equity ETF

Hartford Multifactor Low Volatility US Equity ETF

Hartford Multifactor REIT ETF

Hartford Multifactor US Equity ETF

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each investment company’s board of trustees, including a majority of those trustees who are not “interested persons” of the investment company, as defined in the 1940 Act (the “Independent Trustees”), annually review and consider the continuation of the investment company’s investment advisory and sub-advisory agreements. At its meeting held on August 7-8, 2018, the Board of Trustees (the “Board”) of Lattice Strategies Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve (i) the continuation of an investment advisory agreement (the “Investment Advisory Agreement”) by and between the Trust, on behalf of each of its funds listed above (each a “Fund” and collectively, the “Funds”) and Lattice Strategies LLC (“Lattice Strategies”), a wholly owned subsidiary of Hartford Funds Management Company, LLC; and (ii) a separate investment sub-advisory agreement (the “Sub-Advisory Agreement” and collectively with the Investment Advisory Agreement, the “Agreements”) between Lattice Strategies and the Funds’ sub-adviser, BNY Mellon Asset Management North America Corporation (the “Sub-adviser,” and together with Lattice Strategies, the “Advisers”).

In the months preceding the August 7-8, 2018 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the approval of the Agreements that was presented at the Board’s meetings held on June 19-20, 2018 and August 7-8, 2018. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, including tracking difference, legal, compliance and risk management matters, sales and marketing activity, and the other services provided to each Fund by the Advisers and their affiliates. The Board also considered the materials and in-person presentations by Fund officers and representatives of Lattice Strategies received at the Board’s meetings on June 19-20, 2018 and August 7-8, 2018 concerning the Agreements.

The Independent Trustees, advised by independent legal counsel, engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual advisory fees and overall expense ratio compared to those of comparable investment companies with similar investment objectives. The Independent Trustees also engaged an independent financial services consultant (the “Consultant”) to assist them in evaluating the Funds’ respective advisory fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability methodologies used by Lattice Strategies in connection with the continuation of the Investment Advisory Agreement.

In determining whether to continue the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Funds. The Independent Trustees were also separately assisted by independent legal counsel. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength,

101

Hartford Multifactor ETFs

Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited) – (continued)

as well as its willingness to consider and implement organizational and operational changes designed to enhance services to the Funds. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information about each Adviser’s compliance policies and procedures, compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, and, in particular, the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act, as well as the efforts of the Advisers to combat cybersecurity risks and invest in business continuity planning.

With respect to Lattice Strategies, the Board noted that, under the Investment Advisory Agreement, Lattice Strategies is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of administrative and investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. The Board considered that Lattice Strategies is responsible for the creation and maintenance of each Fund’s custom proprietary benchmark index. The Board considered Lattice Strategies’ ongoing monitoring of people, process and performance and oversight of the Funds’ portfolio managers. The Board considered Lattice Strategies’ periodic due diligence reviews of the Sub-adviser and ongoing oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser, and approach to risk management with respect to the Funds and the service providers to the Funds. The Board also considered Lattice Strategies’ day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations. Moreover, the Board considered Lattice Strategies’ oversight of potential conflicts of interest between the Funds’ investments and those of other funds or accounts managed by the Funds’ portfolio management personnel.

The Board considered that Lattice Strategies or its affiliates are responsible for providing the Funds’ officers. The Board also considered the entrepreneurial and other risks assumed by Lattice Strategies in connection with sponsoring and providing ongoing services to each Fund.

With respect to the Sub-adviser, which is responsible for the daily investment of the Funds’ assets, subject to oversight by Lattice Strategies, the Board considered, among other things, the quality of each Fund’s portfolio manager(s), the Sub-adviser’s other investment personnel, its investment process, its investment research capabilities and resources, its performance record, its trade execution capabilities and its experience. The Board considered the experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s), and the Sub-adviser’s method for compensating the portfolio manager(s).

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by Lattice Strategies and the Sub-adviser.

Performance of each Fund and the Advisers

The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods presented in the materials and evaluated Lattice Strategies’ analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, including information comparing each Fund’s investment performance to the performance of its custom proprietary benchmark index. For details regarding each Fund’s performance, see the fund-by-fund synopsis below.

The Board considered the detailed investment analytics reports provided by each Adviser throughout the year, including in connection with the approval of the Agreements. These reports include, among other things, information on each Fund’s gross returns and net returns, each Fund’s tracking difference as it relates to tracking the performance of its custom proprietary benchmark index, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. In reviewing the tracking difference reports, the Board considered Lattice Strategies’ assessment of each Fund’s tracking difference, including information with respect to general tracking difference ranges and explanations for any tracking difference. The Board noted that each Fund’s tracking difference relative to its custom proprietary benchmark index was within an acceptable range given that Fund’s particular circumstances. The Board considered the Advisers’ cooperation with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the Agreements. The Board also considered the analysis provided by the Consultant relating to each Fund’s performance track record.

102

Hartford Multifactor ETFs

Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board reviewed the performance of each Fund relative to its custom proprietary benchmark index as well as the performance of both the Fund and it custom proprietary benchmark index relative to an unaffiliated broad-based securities market index. While the Board primarily evaluated each Fund’s performance by reviewing the Fund’s tracking difference relative to its custom proprietary benchmark index, the Board found the comparison of the performance of each Fund and its custom proprietary benchmark index relative to an unaffiliated broad-based securities market index useful in evaluating the performance of the Fund and its custom proprietary benchmark index. The Board also considered that Lattice Strategies believes that each Fund’s custom proprietary benchmark index was continuing to function as intended.

In light of all the considerations noted above, the Board concluded that it had continued confidence in Lattice Strategies’ and the Sub-adviser’s overall capabilities to manage the Funds.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding Lattice Strategies’ cost to provide investment management and related services to each Fund and Lattice Strategies’ estimated profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and received information relating to the operations and profitability of the Sub-adviser. The Board considered representations from Lattice Strategies and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length on a fund-by-fund basis and that the sub-advisory fees would be paid by Lattice Strategies and not the Funds. Accordingly, the Board concluded that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement.

The Board considered the Consultant’s review of the methodologies and estimates used by Lattice Strategies in calculating profitability in connection with the continuation of the Investment Advisory Agreement, noting the Consultant’s view that Lattice Strategies’ process for calculating and reporting Fund profitability is reasonable and consistent with the process previously reviewed by the Consultant. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and consistent with common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers from their relationships with the Funds would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered the comparative information that had been provided at meetings on June 19-20, 2018 and August 7-8, 2018 with respect to the services rendered to and the management fees to be paid by each Fund to Lattice Strategies and the total expense ratio of the Fund. The Board considered that Lattice Strategies would pay all expenses of the Trust, except for (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses; (iv) any distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (v) the advisory fee payable to Lattice Strategies. The Board also considered comparative information with respect to the sub-advisory fees to be paid by Lattice Strategies to the Sub-adviser with respect to each Fund. In this regard, the Board requested and reviewed information from Lattice Strategies and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees and overall expense ratio relative to an appropriate group of funds selected by Broadridge (“Peer Group”). For details regarding each Fund’s expenses, see the fund-by-fund synopsis below.

The Board considered the methodology used by Broadridge to select the applicable Peer Groups. While the Board recognized that comparisons between a Fund and its Peer Group may be imprecise given the different service levels and characteristics of the investment companies and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to each Fund’s fees and total operating expenses.

Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board also considered that any economies of scale achieved

103

Hartford Multifactor ETFs

Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited) – (continued)

by a Fund would benefit Lattice Strategies due to the unitary fee structure of the Fund. The Board considered that each Fund could achieve some economies of scale as assets in the Fund grow. The Board considered that the Funds do not have management fee breakpoints. In addition, the Board considered that initially setting competitive fee rates and pricing each Fund to scale at inception, as well as additional investments in Lattice Strategies’ business and the provision of improved or additional infrastructure and services to the Funds and their shareholders, are other means of sharing potential economies of scale with shareholders.

The Board also considered how any benefits from economies of scale would be realized by the various parties. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of each Fund’s shareholders. The Board noted, however, that it would review future growth in each Fund’s assets and the appropriateness of any potential future breakpoints as part of its future annual review of the Agreements.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.

Fund-by-Fund factors

With respect to the following Fund-by-Fund discussion, the Board noted that Fund performance was considered “in line with” a Fund’s custom proprietary benchmark index where its gross performance was 0.5% above or below the custom proprietary benchmark index return.

Hartford Multifactor Developed Markets (ex-US) ETF

•

The Board noted that the Fund’s performance was in line with its custom proprietary benchmark index for the 1- and 3-year periods, noting that the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark index.

•

The Board noted that the Fund’s contractual management fee and total expenses were in the 1st quintile of its expense group, while its actual management fee was in the 2nd quintile. In considering the Fund’s expenses, the Board noted the shareholder savings resulting from a permanent fee reduction implemented in 2018.

Hartford Multifactor Emerging Markets ETF

•

The Board noted that the Fund’s performance was in line with its custom proprietary benchmark index for the 1- and 3-year periods, noting that the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark index.

•

The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee and total expenses were in the 3rd quintile. In considering the Fund’s expenses, the Board noted the shareholder savings resulting from a permanent fee reduction implemented in 2018.

Hartford Multifactor Global Small Cap ETF

•

The Board noted that the Fund’s performance was in line with its custom proprietary benchmark index for the 1- and 3-year periods, noting that the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark index.

•

The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee was in the 4th quintile and its total expenses were in the 3rd quintile. In considering the Fund’s expenses, the Board noted the shareholder savings resulting from a permanent fee reduction implemented in 2018.

Hartford Multifactor Low Volatility International Equity ETF

•

The Board noted that the Fund’s performance was in line with its custom proprietary benchmark index since the Fund’s inception, noting that the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark index.

104

Hartford Multifactor ETFs

Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited) – (continued)

•

The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group. In considering the Fund’s expenses, the Board noted the shareholder savings resulting from a permanent fee reduction implemented in 2018.

Hartford Multifactor Low Volatility US Equity ETF

•

The Board noted that the Fund’s performance was in line with its custom proprietary benchmark index since the Fund’s inception, noting that the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark index.

•

The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group. In considering the Fund’s expenses, the Board noted the shareholder savings resulting from a permanent fee reduction implemented in 2018.

Hartford Multifactor REIT ETF

•

The Board noted that the Fund’s performance was in line with its custom proprietary benchmark index for the 1-year period, noting that the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark index.

•	The Board noted that the Fund’s contractual management fee and total expenses were in the 2nd quintile of its expense group, while its actual management fee was in the 3rd quintile.

Hartford Multifactor US Equity ETF

•

The Board noted that the Fund’s performance was in line with its custom proprietary benchmark index for the 1- and 3-year periods, noting that the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark index.

•

The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group. In considering the Fund’s expenses, the Board noted the shareholder savings resulting from a permanent fee reduction implemented in 2018.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to continue the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Trustees met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

105

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes: a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2018), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex R, LLC; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Hartford International Asset Management Company Limited; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2018

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

Exchange-traded products are distributed by ALPS Distributors, Inc. (ALPS). Advisory services are provided by Hartford Funds Management Company, LLC (HFMC) and its wholly owned subsidiary, Lattice Strategies, LLC (Lattice). Hartford Funds refers to Hartford Funds Distributors, LLC, Member FINRA, HFMC, and Lattice, which are not affiliated with ALPS.

ETFAR-MLT18    11/18    208471    LAT001231_11/2019    Printed in U.S.A.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments to the Registrant’s Code of Ethics during the reporting period for this form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable

(f)	A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant (the “Board”) has designated Phillip O. Peterson as an Audit Committee Financial Expert. Mr. Peterson is considered by the Board to be an independent trustee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$112,000 for the fiscal year ended September 30, 2018; $105,000 for the fiscal year ended September 30, 2017.

(b)	Audit Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$0 for the fiscal year ended September 30, 2018; $0 for the fiscal year ended September 30, 2017. Audit-related services principally in connection with Rule 17Ad-13 under the Securities Exchange Act of 1934.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$69,713 for the fiscal year ended September 30, 2018; $24,522 for the fiscal year ended September 30, 2017. Tax-related services are principally in connection with, but not limited to, general tax services, excise tax and Passive Foreign Investment Company (PFIC) analysis.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$0 for the fiscal year ended September 30, 2018; $0 for the fiscal year ended September 30, 2017.

(e)	Pre-Approval Policies and Procedures

(1) The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the Registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the independent registered public accounting firm for the Registrant may be pre-approved. The following are some main provisions from the Policy.

1. The Audit Committee must pre-approve all audit services and non-audit services that the independent registered public accounting firm provides to the Fund.

2. The Audit Committee must pre-approve any engagement of the independent registered public accounting firm to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the independent registered public accounting firm’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

3. The Audit Committee shall pre-approve certain non-audit services to the Fund and its Service Affiliates pursuant to procedures set forth in the Policy.

4. The Audit Committee, from time to time, may designate one or more of its members who are Independent Trustees (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. The Designated Member also shall review, on the

Audit Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services.

5. The independent registered public accounting firm may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(2) There were no pre-approval requirements waived for the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “De Minimis Rule”). There were no fees billed for services provided to the Adviser described in paragraphs (b)-(d) of Item 4 that were required to be pre-approved by the Audit Committee as described in paragraph (e)(1) of Item 4.

(f)	None of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the year ended September 30, 2018, were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

For the fiscal year ended September 30, 2018, the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant for each of the last two fiscal years of the Registrant were:

Non-Audit fees: $69,713 for the fiscal year ended September 30, 2018; $24,522 for the fiscal year ended September 30, 2017.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has an audit committee that was established by the Board of Trustees of the Registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Registrant’s Audit Committee are Hilary E. Ackermann, William P. Johnston, Phillip O. Peterson and David Sung.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the annual report filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics referred to in Item 2 is attached.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

Date: December 10, 2018	By:	/s/ James E. Davey
James E. Davey
President and
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 10, 2018	By:	/s/ James E. Davey
James E. Davey
President and
Chief Executive Officer

Date: December 10, 2018	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer (Principal Financial Officer and Principal Accounting Officer)